Registration Nos. 333-151912
                                                                       811-08868

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

Pre-Effective Amendment No.                                                  [ ]


Post-Effective Amendment No.   2                                             [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

Amendment No.  20                                                            [X]

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                                  (Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122
                            ------------------------

                                 Robert G. Lange
              Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122
                            ------------------------

Approximate Date of Proposed Public Offering: as soon as practicable after effective date.

        It is proposed that this filing will become effective:

     [ ] 60 days after filing pursuant to paragraph a of Rule 485
     [ ] on __________ pursuant to paragraph a of Rule 485
     [X]  on May 1, 2010 pursuant to paragraph b of Rule 485
     [ ] immediately upon filing pursuant to paragraph b of Rule 485

        If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST
                                             -----------------------------------

     AMERITAS ADVISOR VUL Flexible Premium Variable Universal Life Insurance

--------------------------------------------------------------------------------
PROSPECTUS:   May 1, 2010

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company

Ameritas Advisor VUL (SM)


Individual Flexible Premium                        Ameritas Life Insurance Corp.
Variable Universal Life Insurance Policy                   Separate Account LLVL
--------------------------------------------------------------------------------

         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Account Value. The value of your Policy will increase or decrease based on the performance of the Investment Options you choose. The amount of the death benefit can also vary as a result of investment performance.

         You may allocate all or part of your Account Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. The Subaccounts are listed in the Investment Options section of this prospectus.

         You may also allocate all or part of your investment to a Fixed Account option, where we have the investment risk. We guarantee a fixed rate of interest on your investment in the Fixed Account.

     Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy.

          Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without
        charge from your sales representative or from our Service Center.


             The Securities and Exchange Commission ("SEC") does not
             pass upon the accuracy or adequacy of this prospectus,
               and has not approved or disapproved the Policy. Any
              representation to the contrary is a criminal offense.

    This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

       No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.


            NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

              Ameritas Life Insurance Corp. (we, us, our, Ameritas)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501.
                     1-800-255-9678. www.ameritasdirect.com


Ameritas Advisor VUL                   1

Contacting Us. To answer your questions or to send additional premiums, contact your sales representative or write or call us at:

                         Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-255-9678
                              Fax: 1-402-467-7335
                        Interfund Transfer Request Fax:
                                 1-402-467-7923
                           Email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found at the online services section of our Internet site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

TABLE OF CONTENTS                                             Begin on Page

POLICY SUMMARY........................................................3
     Policy Benefits..................................................3
     Policy Risks.....................................................4
CHARGES...............................................................6
     Policy Charges...................................................6
     Portfolio Company Operating Expenses.............................7
CHARGES EXPLAINED....................................................12
     Transaction Charges.............................................12
     Periodic Charges:...............................................12
     Monthly Deductions from Account Value...........................12
     Periodic Charges:...............................................13
     Daily Deductions from Separate Account Assets...................13
INVESTMENT OPTIONS...................................................14
     Separate Account Variable Investment Options....................14
     Fixed Account Investment Option.................................18
     Transfers.......................................................18
     Third Party Services............................................20
     Disruptive Trading Procedures...................................20
     Systematic Transfer Programs....................................21
     Asset Allocation Program........................................22
OTHER IMPORTANT POLICY INFORMATION...................................25
     Policy Application and Issuance.................................25
     Account Value...................................................26
     Telephone Transactions..........................................27
     Electronic Delivery and Communications..........................27
     Misstatement of Age or Gender...................................27
     Suicide.........................................................27
     Incontestability................................................27
     Assignment......................................................28
     Lapse and Grace Period..........................................28
     Reinstatement...................................................28
     Delay of Payments or Transfers..................................28
     Beneficiary.....................................................29
     Minor Owner or Beneficiary......................................29
     Policy Changes..................................................29
     "Right to Examine" Period.......................................29
     Optional Features...............................................30
     Nonparticipating................................................30
POLICY DISTRIBUTIONS.................................................30
     Death Benefit...................................................30
     Policy Loans....................................................32
     Cash Surrender..................................................32
     Partial Withdrawal..............................................33
     Payment of Policy Proceeds......................................33
TAX MATTERS..........................................................34
LEGAL PROCEEDINGS....................................................37
HOW TO GET FINANCIAL STATEMENTS......................................37
RULE 12h-7 EXEMPTION.................................................37
APPENDIX A: Optional Features........................................38
DEFINED TERMS........................................................39
     Illustrations                                            Last Page
     Statement of Additional Information; Registration Statement
     Reports to You

Ameritas Advisor VUL                   2

POLICY SUMMARY
--------------------------------------------------------------------------------
         The Ameritas Advisor VUL Policy is flexible premium variable universal life insurance offered and issued by Ameritas Life Insurance Corp. ("Ameritas" or "we"), 5900 "O" Street, Lincoln, Nebraska 68510. The Policy offers variable Investment Options through Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL (the "Separate Account"), a separate account operated by us under Nebraska law, and a fixed interest rate option through the Fixed Account. The Policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. We are obligated to pay all amounts promised under the Policy. Premium is used to create Account Value to cover Policy charges and to generate investment earnings. The amount we require as your first premium depends on the Policy benefits that you elect and the rate class of the Insured. The Policy is called a "flexible premium" policy because you may make any other premium payments you wish at any time. The Policy is referred to as a "variable" life insurance policy because the value of the amount you invest in the Policy may increase or decrease daily based on the investment results of the variable Investment Options that you choose. The amount we pay to the Policy's beneficiary upon the death of the Insured person (the "death benefit proceeds") may vary similarly. The Policy pays death benefit proceeds to the Policy beneficiary upon the Insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. The Insured cannot be over age 80 on the Insured's birthday nearest the Policy Date. We will issue the Policy only for an initial Specified Amount of insurance coverage of $100,000 or more. The Policy is subject to the laws of the state where the application is signed.

         POLICY BENEFITS

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the Investment Options. You can take out a Policy loan, make a partial withdrawal from the Account Value, or surrender your Policy completely, subject to payment of any applicable charges and certain restrictions. We will pay Surrender amounts or death benefit proceeds in a lump sum.

Death Benefit.
     o We will pay the death benefit proceeds to the beneficiary when we receive satisfactory proof of death of the Insured while the Policy is in force.
     o    Three death benefit options are available.
Death benefit proceeds are reduced by any Policy Debt and any Monthly Deductions due but unpaid at death. See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Surrender and Partial Withdrawals.
     o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. Partial withdrawal charges are shown in the CHARGES section.
     o Restrictions include that we may defer payments from the Fixed Account for up to six months

Loans.
     o    You may borrow a limited amount of Account Value.
     o    Interest accrues on outstanding loan amounts.
     o After five Policy years, a lower interest rate may be available for a portion of your Policy Debt.

Policy Riders.
         When you apply for the Policy, you can request any of the optional supplementary benefit riders that we make available. Charges for most riders will be deducted monthly from the Account Value. (See the CHARGES section.) Availability of riders varies from state to state.

Investment Options.
     o Variable Investment Option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios.
     o Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
     o You may transfer Account Value between Investment Options, subject to limits.
     o Asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Ameritas Advisor VUL                   3

         Variable Investment Option returns vary, depending upon the investment results of the underlying portfolios. The Investment Options cover a broad spectrum of investment styles and strategies. Although the portfolios that underlie the Subaccounts operate like publicly traded mutual funds, there are important differences. You can transfer money from one investment account to another without tax liability. Also, any dividends and capital gains distributed by each underlying portfolio are automatically reinvested and reflected in the portfolio's value and create no taxable event for you. If and when Policy earnings are distributed (generally as a result of a Surrender or withdrawal), they will be treated as ordinary income instead of as capital gains.

         POLICY RISKS

Suitability, Investment Risks, and Underlying Portfolio Risks.
         The Policy is unsuitable for short-term savings or short-term life insurance needs. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

         Your Account Value (and in some circumstances your death benefit) will fluctuate with changes in interest rates and performance of the underlying portfolios. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others.

         As mentioned above, the investment performance of any Investment Option may be good or bad. Your Policy value will rise or fall based on the investment performance of the underlying portfolios of the Subaccounts you select. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each underlying portfolio. There is no assurance that any underlying portfolio will meet its objectives.

Lapse Risks.
         If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. Even if the Policy does lapse, you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

         Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. Policy Debt also increases the risk of lapse.

Limitations on Access.
         As mentioned above, partial withdrawals may have certain limits and restrictions. As well, Policy Debt, partial withdrawals and Surrender may be subject to income tax and penalty tax. Policy Debt and partial withdrawals will decrease death benefit protection and may cause the Policy to lapse, in which case you would have no coverage. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Cash Surrender Value is not enough to pay the Monthly Deduction.

Transfer Risks.
         There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

Early Surrender Risks.
         Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you.

Ameritas Advisor VUL                   4

Market Timing Risks.
         Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

         To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section.) and reserve the right to change, suspend or terminate telephone, facsimile and Internet transaction privileges (See the Transfers section.). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and
(iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

         While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Tax Risks.
         Death benefits for individually owned life insurance generally are not subject to income tax. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

         In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called "7 pay limit" that limits the amount of premium that can be paid in relation to the Policy's death benefit. If the limit is violated, the Policy will be treated as a "modified endowment contract," which can have adverse tax consequences. (See the Tax Matters section.) There are also certain Treasury Department rules referred to as the "investor control rules" that determine whether you would be treated as the "owner" of the assets underlying your Policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called "inside build-up" that is a major benefit of life insurance.

         There is a tax risk associated with Policy Debt. Although no part of a loan is treated as income to you when the loan is made (unless your Policy is a "modified endowment contract"), Surrender or lapse of the Policy could result in the loan being treated as a distribution at the time of lapse or Surrender. This could result in considerable taxable income. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, they might find they have to pay additional premium to keep their policy from lapsing and to avoid a significant tax burden if the policy should lapse.

         Tax consequences of ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the Policy and before exercising certain rights under the Policy.

Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

Ameritas Advisor VUL                   5

CHARGES
--------------------------------------------------------------------------------
         Some charges are rounded.  Charges may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, make a partial withdrawal, or transfer Account Value between Investment Options.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                   Guaranteed
   TRANSACTION CHARGES                                    When Deducted             Maximum              Current
--------------------------------------------------- ----------------------- -------------------- --------------------
PREMIUM CHARGE                                      When each premium is            5%                  3.5%
Calculated as a percentage of each premium          paid.
payment.
--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL FEE                              Upon each withdrawal.           $50                  $0
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER CHARGE (per transfer)                      First 15 transfers
                                                    per year:                       $0                   $0
                                                    Each additional
                                                    transfer:                       $10                  $0
--------------------------------------------------- ----------------------- -------------------- --------------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- --------------------- ---------------------
 PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Guaranteed            Current
expenses)                                                                        Maximum (annual)       (annual)
---------------------------------------------------- ---------------------- --------------------- ---------------------
MONTHLY DEDUCTIONS FROM ACCOUNT VALUE
     Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
---------------------------------------------------- ---------------------- --------------------- ---------------------
                                                                             Varies (1)           Varies (2)
COST OF INSURANCE                                           Monthly          Minimum       $0.18  Minimum      $0.11
Rates are per $1,000 of the net amount at risk                               Maximum    $1000.00  Maximum   $1000.00
                                                                             Example (3)   $2.55  Example (3)  $1.46
---------------------------------------------------- ---------------------- --------------------- ---------------------
MONTHLY ADMINISTRATIVE CHARGE
       Specified Amounts $100,000 - $249,999                Monthly                  $120                 $120
                Specified Amounts $250,000 +                                         $120                  $90
---------------------------------------------------- ---------------------- --------------------- ---------------------
                                                       Monthly during the    Varies (2)            Varies (2)
MONTHLY SPECIFIED AMOUNT CHARGE                       first 10 Policy years  Policy year 2:        Policy year 2:
Rates are per $1,000 of Specified Amount.            or the first 10 Policy  Minimum        $0.00  Minimum       $0.00
                                                     years after an increase Maximum        $1.23  Maximum       $1.02
                                                       in Specified Amount.  Examples (4,5) $0.54  Example (4,6) $0.45
-----------------------------------------------------------------------------------------------------------------------
DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS
        (to equal the annual percentage stated of the Account Value in the Subaccounts)
---------------------------------------------------- ---------------------- --------------------- ---------------------
RISK CHARGE (for mortality and expense risk)
                             Policy years 1-15               Daily                 0.90%               0.70%
                              Policy years 16+                                     0.30%               0.10%
---------------------------------------------------- ---------------------- --------------------- ---------------------

Periodic Charges Table Footnotes:
     (1) Rate varies by Insured's gender, risk class and Attained Age.
     (2) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time you have had your Policy.
     (3) "Example" charges assume an Insured who is male, best risk class, age 45 when the Policy is issued, a Specified Amount of $250,000, and that the Policy is in its second Policy year.
     (4) "Example" charges assume an Insured who is male, best risk class, age 25 when the Policy is issued, a Specified Amount of $100,000, and that the Policy is in its second Policy year.
     (5) The annual rate is $0.1980 in year 1, $0.5388 in years 2-6, $0.4308 in year 7, $0.3228 in year 8, $0.2160 in year 9, $0.1080 in year 10, and $0.00 thereafter. These same rates would apply for an increase in Specified Amount at Attained Age 25.
     (6) The annual rate is $0.1644 in year 1, $0.4488 in years 2-6, $0.3588 in year 7, $0.2688 in year 8, $0.1800 in year 9, $0.0900 in year 10, and $0.00 thereafter. These same rates would apply for an increase in Specified Amount at Attained Age 25.

Ameritas Advisor VUL                   6

---------------------------------------------------------------------------------------------------------------------
                                                                                 Guaranteed            Current
 COST OF OPTIONAL FEATURES                                 When Deducted      Maximum (annual)        (annual)
------------------------------------------------------ -------------------- -------------------- --------------------
 ACCELERATED BENEFIT RIDER                                     N/A                No Cost              No Cost
------------------------------------------------------ -------------------- -------------------- --------------------
 CHILDREN'S INSURANCE RIDER                                  Monthly               $5.76                $5.76
 Rate is per $1,000 of the rider benefit amount.
------------------------------------------------------ -------------------- -------------------- --------------------
 PAID-UP INSURANCE BENEFIT ENDORSEMENT                    When Benefit             3.5%                 3.5%
 Calculated as a percentage times the Account Value.         Elected
------------------------------------------------------ -------------------- -------------------- --------------------
 TERM INSURANCE RIDER                                                       Varies (1)            Varies (1)
 Rates are per $1,000 of the rider benefit amount.           Monthly        Minimum       $0.18   Minimum      $0.13
                                                                            Maximum    $1000.00   Maximum    $950.00
                                                                            Example (2)   $2.55   Example (2)  $0.97
------------------------------------------------------ -------------------- -------------------- --------------------
 WAIVER OF MONTHLY DEDUCTION RIDER                                          Varies (1)            Varies (1)
 Rates are per $100 of the Monthly Deduction.                Monthly        Minimum       $1.48   Minimum      $1.48
                                                                            Maximum      $17.28   Maximum     $17.28
                                                                            Example (2)   $4.48   Example (2)  $4.48
------------------------------------------------------ -------------------- -------------------- --------------------

Cost of Optional Features Table Footnotes:
    (1) Rate varies by Insured's gender, risk class and Attained Age.
    (2) "Example" charges assume an Insured who is male, best risk class, age 45 when the rider is issued, and that the rider coverage is in its second year.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our company changes.

         The next table describes interest rates charged on amounts borrowed from the Policy, net of 3.0% annual credited interest rate.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                 Guaranteed
NET INTEREST CHARGED ON LOANS                            When Deducted             Maximum             Current
--------------------------------------------------- ----------------------- -------------------- --------------------
LOAN ACCOUNT  (effective annual rates)
   Regular Loan Interest Rate                               Upon each              1.0%                 1.0%
   Preferred Loan Interest Rate  (available only              Policy
   after five Policy years, on only a portion               Anniversary.           0.5%                 0.0%
   of the Policy Debt)
--------------------------------------------------- ----------------------- -------------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES

         The next table shows the minimum and maximum total operating expenses of the underlying portfolios. Expenses before and after any waivers or reductions are expressed as a percentage of average net assets as of December 31, 2008. The chart below the table lists information for each Subaccount's underlying portfolio. Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed. More detail concerning each portfolio's fees and expenses is contained in the prospectus for that portfolio.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio assets, including                    Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- ------------------ ------------------
Before any Waivers and Reductions                                                    0.19% (1)          1.71% (2)
------------------------------------------------------------------------------- ------------------ ------------------
After any Waivers and Reductions (explained in the footnotes                         0.19% (1)          1.71% (2)
at the end of this section)
------------------------------------------------------------------------------- ------------------ ------------------

(1) Vanguard VIF Equity Index Portfolio and Vanguard VIF Money Market Portfolio
(2) Rydex/SGI All-Cap Opportunity Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                    Acquired
                                                                    Fund Fees      Total      Waivers       Total Expenses
Subaccount's underlying              Management   12b-1    Other      and       Portfolio      and        after Waivers and
Portfolio Name*                         Fees      Fees**   Fees    Expenses***    Fees      Reductions    Reductions, if any
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                          1.00%(1)    -       0.01%(2)      -           1.01%        -          1.01%
-------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS (CVP) (1)
-------------------------------------------------------------------------------------------------------------------------------
VP EAFE International Index            0.66%       -       0.39%       0.01%         1.06%      0.10%        0.96%
-------------------------------------------------------------------------------------------------------------------------------
VP Natural Resources                   0.65%       -       0.25%       0.66%         1.56%      0.15%        1.41%
-------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (CVS) (1)
-------------------------------------------------------------------------------------------------------------------------------
VP SRI Balanced****                    0.70%       -       0.21%         -           0.91%        -          0.91%
-------------------------------------------------------------------------------------------------------------------------------
VP SRI Equity****                      0.70%       -       0.56%         -           1.26%      0.18%        1.08%
-------------------------------------------------------------------------------------------------------------------------------
VP SRI Strategic****                   0.80%       -       0.13%         -           0.93%        -          0.93%
-------------------------------------------------------------------------------------------------------------------------------

Ameritas Advisor VUL                   7

-------------------------------------------------------------------------------------------------------------------------------
                                                                    Acquired
                                                                    Fund Fees      Total     Waivers       Total Expenses
Subaccount's underlying              Management   12b-1    Other      and       Portfolio     and        after Waivers and
Portfolio Name*                         Fees      Fees**   Fees    Expenses***    Fees     Reductions    Reductions, if any
-------------------------------------------------------------------------------------------------------------------------------
DWS VS I, Class A
-------------------------------------------------------------------------------------------------------------------------------
Health Care VIP                        0.67%       -       0.29%(1)      -           0.96%        -          0.96%
-------------------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
-------------------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Cap Value VIP         0.65%       -       0.14%(1)      -           0.79%        -          0.79%
-------------------------------------------------------------------------------------------------------------------------------
Global Thematic VIP                    0.92%       -       0.46%(1)    0.01%         1.39%        -          1.39%(2)
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Initial Class
-------------------------------------------------------------------------------------------------------------------------------
Contrafund (R)                         0.56%       -       0.11%         -           0.67%        -          0.67%(1)
-------------------------------------------------------------------------------------------------------------------------------
Equity-Income                          0.46%       -       0.12%         -           0.58%        -          0.58%
-------------------------------------------------------------------------------------------------------------------------------
High Income                            0.57%       -       0.13%         -           0.70%        -          0.70%
-------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                  0.32%       -       0.13%         -           0.45%        -          0.45%
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap                                0.56%       -       0.12%         -           0.68%        -          0.68%
-------------------------------------------------------------------------------------------------------------------------------
Overseas                               0.71%       -       0.17%         -           0.88%        -          0.88%(2)
-------------------------------------------------------------------------------------------------------------------------------
Strategic Income                       0.57%       -       0.17%         -           0.74%        -          0.74%
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON, Class 2
-------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities       0.47%     0.25%     0.07%         -           0.79%        -          0.79%
-------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I., Series I
-------------------------------------------------------------------------------------------------------------------------------
International Growth                   0.71%       -       0.33%       0.02%(1)      1.06%        -          1.06%(2)
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
-------------------------------------------------------------------------------------------------------------------------------
Research International                 0.90%       -       0.33%(1)      -           1.23%      0.13%(1)     1.10%
-------------------------------------------------------------------------------------------------------------------------------
Utilities                              0.73%       -       0.09%         -           0.82%        -          0.82%
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
-------------------------------------------------------------------------------------------------------------------------------
CommodityRealReturn(R) Strategy        0.74%(1)  0.15%     0.09%(2)    0.13%(3)      1.11%(4)   0.13%(5)     0.98%
-------------------------------------------------------------------------------------------------------------------------------
RYDEX/SGI
-------------------------------------------------------------------------------------------------------------------------------
All-Cap Opportunity                    0.90%       -       0.81%         -           1.71%        -          1.71%
-------------------------------------------------------------------------------------------------------------------------------
Precious Metals                        0.75%       -       0.80%         -           1.55%        -          1.55%
-------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
-------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                       0.72%       -       0.13%         -           0.85%        -          0.85%
-------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE (1)
-------------------------------------------------------------------------------------------------------------------------------
Value                                  0.90%       -       0.43%         -           1.33%        -          1.33%
-------------------------------------------------------------------------------------------------------------------------------
UIF, Class I
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity (1,2)          1.23%       -       0.38%       0.01%(3)      1.62%        -          1.62%
-------------------------------------------------------------------------------------------------------------------------------
VANGUARD(R) VIF (1)
-------------------------------------------------------------------------------------------------------------------------------
Balanced                               0.28%       -       0.03%         -           0.31%        -          0.31%
-------------------------------------------------------------------------------------------------------------------------------
Diversified Value                      0.38%       -       0.04%         -           0.42%        -          0.42%
-------------------------------------------------------------------------------------------------------------------------------
Equity Income                          0.31%       -       0.04%         -           0.35%        -          0.35%
-------------------------------------------------------------------------------------------------------------------------------
Equity Index                           0.15%       -       0.04%         -           0.19%        -          0.19%
-------------------------------------------------------------------------------------------------------------------------------
Growth                                 0.34%       -       0.06%         -           0.40%        -          0.40%
-------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                        0.25%       -       0.04%         -           0.29%        -          0.29%
-------------------------------------------------------------------------------------------------------------------------------
International                          0.47%       -       0.05%         -           0.52%        -          0.52%
-------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Index                          0.24%       -       0.05%         -           0.29%        -          0.29%
-------------------------------------------------------------------------------------------------------------------------------
Money Market                           0.12%       -       0.07%(2)      -           0.19%        -          0.19%
-------------------------------------------------------------------------------------------------------------------------------
REIT Index                             0.25%       -       0.06%         -           0.31%        -          0.31%
-------------------------------------------------------------------------------------------------------------------------------
Small Company Growth                   0.35%       -       0.05%         -           0.40%        -          0.40%
-------------------------------------------------------------------------------------------------------------------------------
Total Bond Market Index                0.18%       -       0.03%         -           0.21%        -          0.21%
-------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                 -         -         -         0.21%         0.21%        -          0.21%
-------------------------------------------------------------------------------------------------------------------------------

American Century (1) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. For more information about the unified management fee, see The Investment Advisor under the Management section in the fund's prospectus.
American Century (2) Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.
CVP (1) The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2011, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. The Board of Directors of the portfolios may terminate a portfolio's expense cap only for the contractual period after December 12, 2010.
                           VP EAFE International Index                     0.95%
                           VP Natural Resources                            0.75%
CVS (1) The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2011, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires (and only for the period after December 12, 2010 for VP Income).
                           VP SRI Equity                                   1.08%
                           VP SRI Strategic                                0.95%
DWS (1) "Other Fees" includes an administrative services fee paid to the Advisor in the amount of 0.10%.
DWS (2) Through September 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 1.06%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

Ameritas Advisor VUL                   8

Fidelity (1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total class operating expenses would have been 0.65%.
Fidelity (2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. These offsets may be discontinued at any time. Including this reduction, the total class operating expenses would have been 0.84%.
Invesco (1) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Total Expenses after Waivers and Reductions, if any, listed above may exceed the expense limit numbers. The impact of the Acquired Fund Fees and Expense are included in the total returns of the Fund.
Invesco (2) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Expenses after Waivers and Reductions, if any (excluding certain items discussed below) to 1.30% of the average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Expenses after Waivers and Reductions, if any to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.
MFS (1) MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses such that "Total Portfolio Fees," do not exceed the following percentages of the fund's average daily net assets annually of 1.10%. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2011.
PIMCO (1) "Management Fees" reflect an advisory and a supervisory and administrative fee payable by the Portfolio to PIMCO.
PIMCO (2) "Other Fees" reflect interest expense. Interest expense is based on the amounts incurred during the Portfolio's most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy.
PIMCO (3) The Subsidiary has entered into a separate contract with PIMCO for the Management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.
PIMCO (4) The Total Portfolio Fees do not match the Ratio of Expense to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of the Portfolio's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
PIMCO (5) PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary (as described in footnote 4 above). This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the Subsidiary is in place.
Third Avenue (1) The Fund's advisor has contractually agreed, for two years from March 1, 2009, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances.
UIF (1) The Ratios of Expenses reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the Financial Highlights of the Portfolio's Prospectus as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."
UIF (2) This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses described below and Acquired Fund Fees and Expenses, will not exceed 1.10%. In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed, are excluded from Total Annual Portfolio Operating Expenses. If these expenses were included, the Total Annual Portfolio Operating Expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratio shown in the preceding paragraph of this note. For the fiscal year ended December 31, 2009, after giving effect to the Adviser's voluntary advisory fee waivers and/or expense reimbursements, the Total Annual Portfolio Operating Expenses incurred by investors was 1.60%. The Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, were 1.11%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.
UIF (3) The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. "Acquired Fund Fees and Expenses" in this table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.
Vanguard (1) Vanguard is a trademark of The Vanguard Group, Inc.
Vanguard (2) The Money Market Guarantee Program amount is 0.03%.

Ameritas Advisor VUL                   9

Ameritas Advisor VUL                   10

Ameritas Advisor VUL                   11

* Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.

**   Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment
Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

*** Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.

**** Sustainable and Responsible Investment ("SRI").

CHARGES EXPLAINED
--------------------------------------------------------------------------------
         The following repeats and adds to information provided in the CHARGES section where the amount of each charge is shown. Please review both prospectus sections for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, gender-distinct rates do not apply. Certain charges expressly permit you to designate the Investment Options from which the charge is to be deducted. If there are insufficient funds in such a designated Investment Option, and for all other charges deducted from total Account Value, charges are deducted Pro-Rata from your selected Subaccount and Fixed Account Investment Options.

         TRANSACTION CHARGES

o        Premium Charge
         We currently charge a percentage of each Policy premium payment we receive as a Premium Charge. This charge partially offsets premium taxes imposed by some states and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge. Our current charge is less than our guaranteed maximum amount for this charge.

o        Surrender Charge
         This Policy has no surrender charge.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we may assess a partial withdrawal charge. This partial withdrawal charge will be allocated the same as the partial withdrawal itself. Taxes and tax penalties may apply.

o        Transfer Charge
         We may charge a transfer charge for any transfer in excess of 15 transfers per Policy year. You may tell us how to allocate the transfer charge.

         PERIODIC CHARGES:
         MONTHLY DEDUCTIONS FROM ACCOUNT VALUE

         On each Monthly Date, we will deduct an amount from your Account Value to pay us for providing the benefits of the Policy. This amount is called the Monthly Deduction. It equals the sum of monthly charges for the cost of insurance, administrative charge, specified amount charge, and the costs of any riders. You may tell us how to allocate the Monthly Deduction.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of Net Amount at Risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy can vary from month to month. The cost of insurance rate for the Specified Amount of insurance coverage varies by the Insured's gender, Issue Age, risk class, Specified Amount and the length of time the Policy has been in force. The cost of insurance rate for an increase in Specified Amount varies by the Insured's gender, age and risk class at the time of the increase, Specified Amount and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the

Ameritas Advisor VUL                   12
maximum rates shown in the Policy. Changes will apply equally to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

         The Cost of Insurance each month equals:
          -    The Net Amount at Risk for the month; multiplied by
          - The cost of insurance rate per $1,000 of Net Amount at Risk; divided by
          -    $1,000.

o        Administrative Charge
         This monthly charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge. The maximum monthly administrative charge is shown on your Policy schedule.

o        Specified Amount Charge
         For certain risk classes and Issue Ages, the maximum cost of insurance rates and other Policy charges are insufficient to cover our costs in issuing and administering the Policy, operating the Separate Account, and providing the benefits under the Policy. The Specified Amount charge partially compensates us for these costs. We do not anticipate making a profit from this charge. The maximum monthly Specified Amount charge, if any, is shown on your Policy schedule. Any increase in Specified Amount will result in an additional monthly Specified Amount charge, unless the applicable rate at the time of the increase is zero.

o        Costs of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Account Value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features. Optional features may not be available in all states.

         PERIODIC CHARGES:
         DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that Insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Policy Debt
         If you borrow from your Account Value, interest accrues on outstanding loan amounts. After five Policy years, a lower interest rate may be available for a portion of your Policy Debt. See the POLICY LOAN section for more information on applicable interest rates.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each portfolio's prospectus. A portfolio's charges and expenses are not deducted from your Account Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

Ameritas Advisor VUL                   13

INVESTMENT OPTIONS
--------------------------------------------------------------------------------
         The Policy allows you to choose from a wide array of Investment Options
- each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable Investment Options ("Subaccounts") or the Fixed Account option. Allocations must be in whole percentages and total 100%. The Subaccounts, which invest in underlying portfolios, are listed and described in this section of this prospectus.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Account Value of your Policy depends directly on the investment performance of the portfolios that you select.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment objectives and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     Read the prospectuses for the underlying portfolios together with this prospectus for more information

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law,
(ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

                 You bear the risk that the variable Investment
                    Options you select may fail to meet their
                 objectives, that they could decrease in value,
                       and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and generally the income or loss of one has no effect on the investment performance of any other. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the variable Investment Option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus. You should read the prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objectives, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

The value of your Policy will go up [arrow symbol pointing up] or down [arrow symbol pointing down] based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

Ameritas Advisor VUL                   14

         The Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

---------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                 Portfolio Type / Summary of Investment Strategy
---------------------------------------------------------------------------------------------------------------------
                American Century Investments                      American Century Investment Management, Inc.
---------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                Long-term capital growth; income is secondary.
---------------------------------------------------------------------------------------------------------------------
              Calvert Variable Products, Inc.*                       Calvert Asset Management Company, Inc.
---------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index Portfolio - World Asset    Index:  MSCI EAFE Index.
Management, Inc.
(Summit EAFE International Index Portfolio prior to 5/1/10)
---------------------------------------------------------------------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit Investment     Capital growth.
Partners, Inc.
(Summit Natural Resources Portfolio prior to 5/1/10)
---------------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
---------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New        Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
(CVS Calvert Social Balanced Portfolio prior to 5/1/10)
---------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital              Capital growth.
Management Company, LLC
(CVS Calvert Social Equity Portfolio prior to 5/1/10)
---------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment      Long-term capital appreciation; current income is
Management, Inc.                                               secondary.
(Ameritas Core Strategies Portfolio prior to 5/1/10)
---------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series I                          Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------------------------------------------------------
DWS Health Care VIP Portfolio, Class A                         Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                         Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A          Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                     Long-term capital growth.
---------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                     Fidelity Management & Research Company
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class (1,2,3) Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class (1,2,3) Index:  S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class (1,2)     Income and growth.
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial       Bond.
Class (1,4)
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (1,2,3)       Long-term growth.
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class (1,2,3)      Long-term growth.
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Strategic Income Portfolio, Initial Class      Income.
(1,2,3,4)
---------------------------------------------------------------------------------------------------------------------
   - Subadvisers: (1)Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity
   International Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3)
   Fidelity Management & Research (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
---------------------------------------------------------------------------------------------------------------------
    Franklin Templeton Variable Insurance Products Trust                     Franklin Advisers, Inc.
---------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities Fund, Class 2                 Current income, consistent with preservation of
                                                               capital, with capital appreciation as secondary.
---------------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                                 Invesco Advisers, Inc.
             (Invesco Variable Insurance Funds)
 (The portfolio listed below was an AIM portfolio prior to
5/1/10)
---------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I               Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------
               MFS(R) Variable Insurance Trust                        Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Series, Initial Class            Capital appreciation.
---------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                         Total return.
---------------------------------------------------------------------------------------------------------------------
               PIMCO Variable Insurance Trust                       Pacific Investment Management Company LLC
---------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(R) Strategy Portfolio,               Real return.
Administrative Class
---------------------------------------------------------------------------------------------------------------------
                    Rydex Variable Trust                                    Security Global Investors
---------------------------------------------------------------------------------------------------------------------
Rydex/SGI All-Cap Opportunity Fund                             Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------
Rydex Precious Metals Fund                                     Sector:  Capital appreciation.
---------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                           T. Rowe Price Associates, Inc.
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio                       Seeks Long-term capital growth.  Income is a secondary
                                                               objective.
---------------------------------------------------------------------------------------------------------------------

Ameritas Advisor VUL                   15

---------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                 Portfolio Type / Summary of Investment Strategy
---------------------------------------------------------------------------------------------------------------------
             Third Avenue Variable Series Trust                            Third Avenue Management LLC
---------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                   Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.                   Morgan Stanley Investment Management Inc.
---------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan        Long-term capital appreciation.
Stanley Investment Management Company and Morgan Stanley
Investment Management Limited
---------------------------------------------------------------------------------------------------------------------
             Vanguard(R) Variable Insurance Fund                            The Vanguard Group. Inc. (1)
                                                                     Wellington Management Company, LLP (2)
                                                                  Barrow, Hanley, Mewhinney & Strauss, Inc. (3)
                                                                           AllianceBernstein L.P. (4)
                                                                       William Blair & Company, L.L.C. (5)
                                                               Schroder Investment Management North America, Inc. (6)
                                                                        Baillie Gifford Overseas Ltd. (7)
                                                                     Granahan Investment Management, Inc.(8)
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Balanced Portfolio (2)                             Growth and Income.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Diversified Value Portfolio (3)                    Growth and Income.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Equity Income Portfolio (1,2)                      Growth and income.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Equity Index Portfolio (1)                         Index - Growth and income.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Growth Portfolio (4,5)                             Growth.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) High Yield Bond Portfolio (2)                      Income.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) International Portfolio (6,7)                      Growth.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Mid-Cap Index Portfolio (1)                        Index - Growth and income.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Money Market Portfolio (1)                         Money Market.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) REIT Index Portfolio (1)                           Income and Growth.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Small Company Growth Portfolio (8)                 Growth.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Total Bond Market Index Portfolio (1)              Index - Bonds.
---------------------------------------------------------------------------------------------------------------------
Vanguard(R) Total Stock Market Index Portfolio (1)             Index:  S&P Total Market Index.
---------------------------------------------------------------------------------------------------------------------

Ameritas Advisor VUL                   16

* These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of Ameritas. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, is the underwriter for these funds.

o       Adding, Deleting, or Substituting Variable Investment Options
        We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

        We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

        Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent transfers or allocations. We will receive any necessary SEC and state approval before making any of these changes.

        We will notify you of any changes to the variable investment options.

Ameritas Advisor VUL                   17

o       Resolving Material Conflicts - Underlying Investment Interests
        In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

o       Voting Rights
        As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

        FIXED ACCOUNT INVESTMENT OPTION
        The Policy has one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.0% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that interest will remain at the minimum guaranteed rate for the life of the Policy.

         Net Premiums allocated to and transfers to the Fixed Account under the Policy become part of our general account assets, which support annuity and insurance obligations. The general account includes all of our assets, except those assets segregated in separate accounts. We have sole discretion to invest the assets of the general account, subject to applicable law, and we bear the risk that assets in the Fixed Account will perform better or worse than the interest we pay. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. The general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy owners by having a detrimental effect on investment portfolio management. In addition to the right of each portfolio to impose redemption fees on short-term trading, we may reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio investment adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

         We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing. We will not execute such a trade until we provide the underlying portfolio's investment adviser with information about it for an opportunity to evaluate the transfer pursuant to the investment adviser's own standards, as stated in the Subbacount's underlying portfolio prospectus. Ultimately the portfolio's investment adviser has the authority to make the determination whether or not to accept a transfer.

Ameritas Advisor VUL                   18

         Subject to restrictions prior to the Right to Examine Transfer Date, you may transfer Account Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more Investment Options.
          o We must receive notice of the transfer request by either Written Notice, an authorized telephone transaction, or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time). Request for Rydex transfers must be received by 2:30 p.m. Central Time to be processed the same day. The 2:30 Central Time cut-off applicable to Rydex subaccount transfers applies only to transfers. All other transaction requests must be received prior to NYSE close for same day processing. You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the Account Value remaining in a Subaccount after a transfer will be less than $100, we will include that Account Value in the amount transferred.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfers limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy year;
               -    may be delayed up to six months;
               -    is limited during any Policy year to the greatest of:
                    - 25% of the Account Value in the Fixed Account on the date of the transfer;
                    - the amount of any Fixed Account transfer that occurred during the prior 13 months; and,
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and the investment advisers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an Investment Option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction. Certain investment advisers, such as for Rydex, may permit short-term trading within their portfolios and will have disclosed this practice in their prospectuses.
          o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
          o If the Account Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, to the Money Market Subaccount. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         Omnibus Orders
         Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that

Ameritas Advisor VUL                   19
may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

         Time Period for Special Transfer
         At any time within 24 months of the Policy Date, you may request a transfer of the entire Account Value in the Subaccounts to the Fixed Account without incurring a transfer charge.

         THIRD PARTY SERVICES
         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt the performance of an affected Subaccount and therefore hurt your Policy's performance. The risks and harmful effects of disruptive trading include:

          o dilution of the interests of long-term investors in a separate account if market timers manage to transfer into a portfolio at prices that are below the true value or to transfer out of the portfolio at prices that are above the true value of the portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
          o Reduced investment performance due to adverse effects on portfolio management by:
               - impeding a portfolio investment adviser's ability to sustain an investment objective;
               - causing the portfolio to maintain a higher level of cash than would otherwise be the case;
               - causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the portfolio; and
          o increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Policy Owners invested in those separate accounts, not just those making the transfers.

         Policy Owners should be aware that we are contractually obligated to provide, at the portfolio investment adviser's request, Policy Owner transaction data relating to trading activities, including tax identification numbers and other identifying information contained in our records to assist in identifying any pattern or frequency of Subaccount transfers that may violate the portfolio's trading policies. We are obligated to follow each portfolio investment adviser's instructions regarding enforcement of their trading policy. On receipt of written instructions from a portfolio investment adviser, we will restrict or prohibit further purchases or transfers by Policy Owners identified as having engaged in transactions that violate the portfolio's trading policies. We are not authorized to grant exceptions to an underlying portfolio's trading policy. Please refer to each portfolio's prospectus for more information on its trading policies.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to

Ameritas Advisor VUL                   20
impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, online and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio investment adviser's restrictions imposed upon transfers considered by the portfolio investment adviser to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied; we do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these procedures.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolio's prospectus.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules. See the sections of the prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS
         Transfers under any systematic transfer program do count toward the 15 free transfers limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging Program
         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.

Ameritas Advisor VUL                   21

          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the Right to Examine Transfer Date.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Monthly Date following the Right to Examine Transfer Date.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep Program
         The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         ASSET ALLOCATION PROGRAM

         We may offer an asset allocation program using models. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Asset Allocation Program (the "Program") uses fund-specific model recommendations developed by our affiliate, Summit Investment Advisors, Inc. ("SIA"). These model recommendations are offered to you through an agreement between Ameritas and SIA. The Program consists of five models, ranging from aggressive to conservative. SIA provides Ameritas Investment Corp. ("AIC"), our majority owned subsidiary, with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the Program:
          o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by

Ameritas Advisor VUL                   22

               AIC as recommended by SIA. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Asset Allocation questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
          o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon SIA's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
          o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you are in the Program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy.
          o If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the owner will be returned.

         Potential Conflicts of Interest
         AIC and SIA may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. SIA is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit Investment Partners, Inc. ("Summit"), also an affiliate of ours. CAMCO and Summit are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models. SIA may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CAMCO and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

         There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment adviser for the Program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the Program. We may modify or discontinue the Asset Allocation Program at any time.

Ameritas Advisor VUL                   23

Ameritas Advisor VUL                   24

OTHER IMPORTANT POLICY INFORMATION
--------------------------------------------------------------------------------
         POLICY APPLICATION AND ISSUANCE

         The Insured must not be older than age 80 on the Insured's birthday nearest to the Policy Date. The minimum initial Specified Amount (or "face amount") of life insurance is $100,000. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed Insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully

         When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

o        Application in Good Order
          o All application questions must be answered, but particularly note these requirements:
          o The Owner's and Insured's full name(s), Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature (if applicable) must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).

          o    Please give us your email address to facilitate receiving

               updated Policy information by electronic delivery.
          o There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o Your agent (if applicable) must be both properly licensed and appointed with us.
o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting payment of your initial premium made by personal check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least the Monthly Deduction times the number of months between the Policy Date and the date the Policy is issued plus one month.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the Net Amount at Risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o    Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic
               Premium, subject to our approval. Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to the Account Value.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Allocating Premium
         You may allocate your premiums among the variable Investment Options (the Subaccounts) and the Fixed Account option. The initial allocation instructions in your Policy application will be used for additional premiums until you change your allocation instructions.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received prior to your Policy's Right to Examine Transfer Date.

Ameritas Advisor VUL                   25

         Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the Money Market Subaccount. On the Right to Examine Transfer Date, we will invest your Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions. If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Debt and partial withdrawals.

         Until your Policy is issued, premium payments we receive are held in our general account.

         ACCOUNT VALUE

         On your Policy's Issue Date, Account Value (or "policy value" or "accumulation value") equals your initial Net Premium (premium less the Percent of Premium Charge) minus any Monthly Deductions since the Policy Date. On any Business Day thereafter, your total Account Value equals the sum of Account Value in the Separate Account variable Investment Options, the Fixed Account, and the loan account, plus any Net Premium received that Business Day, but not yet allocated.

         Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Account Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's unit value by the number of Accumulation Units held in that Subaccount. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

         The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:
          o the net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
          o the net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
          o    the daily risk charge.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on that Business Day. Each transaction described below will increase or decrease your Accumulation Units.

         The number of Accumulation Units in a Subaccount will increase when:
          o    Net Premiums are credited to it; or
          o amounts are transferred to it from other Subaccounts, the Fixed Account, or the loan account.

         The number of Accumulation Units in a Subaccount will decrease when:
          o partial withdrawals (and any partial withdrawal fees) are taken from it;
          o    Monthly Deductions are taken from it;
          o    transfer charges are taken from it; or
          o amounts are transferred out of it into other Subaccounts, the Fixed Account, or the loan account.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Account Value of the Fixed Account on any Business Day equals:
          o    Net Premiums credited to the Fixed Account; plus
          o any transfers from the Subaccounts or the loan account to the Fixed Account; plus
          o    interest credited to the Fixed Account; minus
          o any partial withdrawal (and partial withdrawal charge) taken from the Fixed Account; minus
          o the Fixed Account's share of any Monthly Deductions from Account Value; minus
          o    any transfer charges taken from the Fixed Account; minus
          o amounts transferred from the Fixed Account to the Subaccounts or the loan account.

         Loan Account Value
         The Account Value in the loan account on any Business Day equals:
          o    amounts transferred to the loan account from the Investment
               Options (the Subaccounts and the Fixed Account); plus
          o    interest credited to the loan account; minus
          o amounts transferred from it into the Investment Options. (Also see DEFINED TERMS for the definition of "Policy Debt.")

Ameritas Advisor VUL                   26

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among Investment Options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open. Rydex Subaccount transactions must be received by 2:30 p.m. Central Time for same day processing. The 2:30 Central Time cut-off applicable to Rydex subaccount transfers applies only to transfers. All other transaction requests must be received prior to NYSE close for same day processing.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         ELECTRONIC DELIVERY AND COMMUNICATIONS

         You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website. We post annual reports on our website shortly after March 1 each year.

         We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

         MISSTATEMENT OF AGE OR GENDER

         If an Insured's age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender. If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured's correct age and gender. If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured's correct age and gender, to reflect the expense charges, and cost of insurance rates from the Policy Date.

         SUICIDE

         We will terminate the Policy and give back the premiums received, less any partial withdrawals and Policy Debt, if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the date the Policy was issued. In Montana, the amount we will return will be the premiums received, less any partial withdrawals and Policy Debt, as stated above, or if greater, we will return the reserve determined according to the commissioner's reserve valuation method. We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the effective date of any increase.

         INCONTESTABILITY

         We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase. If you did not request the increase or if evidence of insurability was not required, we will not contest the increase. Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request. If the Policy is reinstated, the incontestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement. Riders to the Policy may have separate incontestability provisions.

Ameritas Advisor VUL                   27

ASSIGNMENT

         You may assign your Policy by giving Written Notice. We will not be responsible for the validity of an assignment. We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment. An assignment is subject to any Policy Debt.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

           Lapse of the Policy may result in adverse tax consequences. See discussion at Tax Treatment of Loans and Other Distributions.

         This Policy will lapse with no value when the Policy's Cash Surrender Value is not enough to cover any due but unpaid charges.

o        Grace Period

         If the Cash Surrender Value on any Monthly Date is less than the Monthly Deduction for the next Policy month, you will have a 61-day grace period to make a premium payment to continue your Policy. The minimum premium to continue the Policy is the amount which will result in the Cash Surrender Value on the date the grace period began being equal to the current Monthly Deduction plus the next two Monthly Deductions. At the start of the grace period, we will mail a notice of the minimum premium necessary to keep the Policy in force to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the Insured dies during the grace period, we will deduct outstanding Policy Debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less. To reinstate, we must receive:
          o    Written application signed by you and the Insured;
          o Evidence of the Insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
          o    Premium at least equal to (a + b - c) divided by (d) where:
               (a) is the sum of all due and unpaid Monthly Deductions during the grace period;
               (b) is the sum of Monthly Deductions for three months from the date of reinstatement;
               (c)  is the Account Value at the beginning of the grace period;
                    and
               (d)  is one minus the premium charge.
          o    Repayment or reinstatement of any outstanding Policy Debt.

         The effective date of reinstatement will be the Monthly Date on or next following the date the reinstatement is approved.

         The Account Value on the date of reinstatement will equal the Net Premium paid to reinstate the Policy; plus the Account Value at the beginning of the grace period; minus the sum of the due and unpaid Monthly Deductions during the grace period.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or Surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
          o the NYSE is closed for other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
          o    the SEC permits delay for the protection of security holders; or

Ameritas Advisor VUL                   28

          o an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the subaccounts.
The applicable rules of the SEC will govern as to whether these conditions exist.

         We may defer payments of a Policy loan, partial withdrawal or full Surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the loan, withdrawal or Surrender.

         BENEFICIARY

         The beneficiary will receive the death benefit proceeds when the Insured dies. You name the primary beneficiary and any contingent beneficiaries in your application. If no primary beneficiary is living when the Insured dies, we will pay to the contingent beneficiary. If no contingent beneficiary is living when the Insured dies, we will pay you or your estate. Unless otherwise provided, if any beneficiary dies within 30 days after the Insured dies as the result of a common disaster, we will pay the death benefit proceeds as if that beneficiary died first.

         Unless your beneficiary designation provides otherwise, we will follow these rules:
          o We will pay equal shares when more than one beneficiary of the same class is to share the funds.
          o No revocable beneficiary has rights in this Policy until the Insured dies.
          o An irrevocable beneficiary cannot be changed without his or her consent.
          o The interest of any beneficiary is subject to the rights of any assignee shown on our records.
          o When beneficiaries are not shown by name (such as "children"), we may find who they are from sworn statements and not wait for court records.

         You may change your beneficiary at any time while the Insured is living by sending Written Notice to us. We must approve any change. If approved, the change will be effective as of the date you signed the Written Notice. We will not be liable for any payments we make or actions we take before the change is approved.

         MINOR OWNER OR BENEFICIARY

         Generally, a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we may be able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to claim proceeds on behalf of the minor; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         You may request to change your Specified Amount, death benefit option, or riders. Any change to your Policy is effective only if by Written Notice on a form acceptable to us, and then only when recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page. When a Policy change is made, we will send you a revised Policy schedule that will show the updated coverage and any new charges.

         "RIGHT TO EXAMINE" PERIOD

         You may cancel your Policy for a refund during your "right to examine" or "free look" period. This period expires 10 days after you receive your Policy (30 days after if it is a replacement for another policy), or 45 days after your application is signed, whichever is later. (The "right to examine" period is longer in some states, ranging from 15 to 30 days.) If you decide to cancel the Policy, you must return it by mail or delivery to the home office or to the Ameritas selling agent by the date the "right to examine" period expires. Your Policy will be void from the beginning. We will refund the premiums paid minus Policy Debt and partial withdrawals, unless otherwise required by state law.

Ameritas Advisor VUL                   29

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Account Value as stated in this prospectus' CHARGES section.

         NONPARTICIPATING

         The Policy is nonparticipating. No dividends will be paid under the Policy.

POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------

         The principle purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties may apply to amounts taken out of your Policy. The Policy will terminate and all insurance will stop when the Insured dies.

         DEATH BENEFIT

         Upon the Insured's death, we will pay to the Policy beneficiary:
          o the death benefit on the Insured's life under the death benefit option in effect; plus
          o any additional life insurance proceeds provided by any optional benefit or rider; minus
          o    any Policy Debt; minus
          o any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

         We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim. We will pay the death benefit proceeds in a lump-sum payment to the beneficiary. We will include interest from the Insured's date of death to the payment date. The rate of interest will be at least the amount required by law. Full payment of the death benefit proceeds discharges us from any and all claims.

o        Death Benefit Options
         When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Death Benefit Option A
         Under Option A, the death benefit is the greater of:
          o    the Specified Amount of insurance coverage; and
          o    the Account Value multiplied by the corridor factor.

Death Benefit Option B
         Under Option B, the death benefit is the greater of:
          o    the Specified Amount of insurance coverage plus the Account
               Value; and
          o    the Account Value multiplied by the corridor factor.

Death Benefit Option C
         Under Option C, the death benefit is the greater of:
          o the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and
          o    the Account Value multiplied by the corridor factor.
         If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

         When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test, total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, the guideline premium limitations do not apply. The corridor factors are higher for the cash value accumulation test than for the guideline premium test. The corridor factors are shown in the Policy schedule.

Ameritas Advisor VUL                   30

o        Changes in Death Benefit Option
         You select the death benefit option when you apply for the Policy. You also may change the death benefit option after the first Policy year, as discussed below.

Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy year. The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.
o    There is no fee to change your Policy death benefit option.
o Changing from Option B to Option A, or from Option C to Option A: The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.
o Changing from Option A to Option B, or from Option C to Option B: The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.
o The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.

o        Changes in Specified Amount

         The initial Specified Amount is set at the time we issue your Policy. The Specified Amount may change from time to time, as discussed below. A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section.).

         Under the Scheduled Increase Rider for the Insured, we will automatically increase the Specified Amount on Annual Dates. The amount of the increase is shown on the Policy schedule. Total increases from the rider may not exceed two times the initial Specified Amount. No increase will be made after the Annual Date nearest the Insured's 65th birthday. We will mail to you a revised Policy schedule for each increase. Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date. There is no charge for the rider.

         In addition, on or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval.

INCREASE [arrown symbol pointing up] in Coverage Rules
o The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.
o An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time. (Underwriting requirements do not apply to requested increases if certain riders are part of your Policy.)
o Any increase of the Specified Amount will be subject to increased cost of insurance charges and monthly Specified Amount charges, based on the Insured's gender and the Issue Age and rate class for the increase. You will receive a revised Policy schedule stating the increased charges.

DECREASE [arrown symbol pointing down] in Coverage Rules
o    The amount of any decrease may be no less than $1,000.
o    Any reduction in the Specified Amount will be in the following order:
     -    first, reduce the most recent increase of the Specified Amount;
     -    then, the next most recent increases; and
     -    finally, the Policy's initial Specified Amount.
o Any decrease of the Specified Amount you request will not reduce the monthly Specified Amount charges in effect at the time of the decrease.
o The Specified Amount of coverage after the decrease must be at least $50,000. We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.

No Maturity Date

         This Policy does not have a maturity date. There are no cost of insurance charges after the Insured reaches Attained Age 121.

Ameritas Advisor VUL                   31

POLICY LOANS

         You may obtain a loan from the Cash Surrender Value of your Policy. Any loan transaction will permanently affect your Account Value. We may require you to sign a loan agreement. You may ask your sales representative or us to provide illustrations giving examples of how a loan might affect your Account Value, Cash Surrender Value and death benefit.

         Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences. See the discussion at Tax Treatment of Loans and Other Distributions.

                  Amount You Can Borrow                                          Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Standard Policy Loan.  You may borrow no more than:             Standard  Loan  Interest  Rate.  Current  net  annual
o      the Cash Surrender Value; minus                          loan  interest  rate of 1.0%:  we  charge  a  current
o      loan interest on Policy Debt  including the requested    interest  rate  with a 4.0%  effective  annual  yield
       loan to the next Annual Date; minus                      (guaranteed  not to exceed 4.0%),  but we also credit
o      the sum of the next three Monthly Deductions.            an interest  rate with an  effective  annual yield of
                                                                3.0% to any amounts in the loan account.
--------------------------------------------------------------- ------------------------------------------------------
                   Amount You Can Borrow                                          Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Preferred  Rate Policy Loan.  After  five (5) Policyyears,  a   Preferred  Loan  Interest  Rate.  Current  net annual
portion of the Policy Debt may qualify for the preferred loan   loan  interest  rate of 0.0%:  we  charge  a  current
interest rate. The portion  eligible for  the  preferred loan   interest  rate  with a 3.0%  effective  annual  yield
interest rate is:                                               (guaranteed  not to exceed 3.5%),  but we also credit
o      the Account Value; plus                                  an interest  rate with an  effective  annual yield of
o      the sum of partial withdrawals taken, minus              3.0% to any amounts in the loan account.
o      the sum of premiums paid.

Loan Rules
o    The Policy must be assigned to us as security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a loan account. The amounts will be transferred on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a Pro-Rata basis.
o Loan interest is due on each Annual Date. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy Debt exceeds Account Value minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o You may repay Policy Debt in full or in part any time while the Policy is in force. We will deduct the amount of the loan repayment from the loan account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as Net Premium is allocated on the date of repayment. You must instruct us to treat your payment as a loan repayment; otherwise, we will treat any unspecified payment as premium.
o The death benefit will be reduced by the amount of any Policy Debt on the date of the Insured's death.
o We may defer making a loan from the Fixed Account for up to six months unless the loan is to pay premiums to us.

         CASH SURRENDER

         While the Insured is alive, you may terminate the Policy for its Cash Surrender Value. After a full Surrender, all your rights in the Policy end, and you may not reinstate the Policy.

         Cash Surrender Rules
          o We will accept a full Surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o    The Policy has no surrender charge.
          o We may defer Surrender payments from the Fixed Account for up to six months from the date we receive your request.

Ameritas Advisor VUL                   32

PARTIAL WITHDRAWAL

         While the Insured is alive, you may withdraw part of the Account Value. The amount requested and any partial withdrawal charge will usually be deducted from the Account Value on the date we receive your request if received before 3 p.m. Central Time.

         If Death Benefit Option A (described above) is in effect, then the Specified Amount will be reduced by the partial withdrawal amount plus any fee.

         If Death Benefit Option B or Option C (described above) is in effect, the Account Value will be reduced by the amount of the partial withdrawal, but the Specified Amount of insurance coverage will not change.

Partial Withdrawal Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile.
o The applicable Partial Withdrawal Charge is stated in the CHARGES section of this prospectus.

     - The minimum partial withdrawal amount is $100; the maximum is an amount such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your Policy Investment Options on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a Pro-Rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment of Policy proceeds. Policy proceeds are payable upon the Insured's death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable. We will make payment in a lump sum to the beneficiary.

Rules for Payment of Policy Proceeds
o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
o We may require proof of your age or survival or the age or survival of the payee.
o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.

o      Payment of Death Benefit Proceeds

         We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

Ameritas Advisor VUL                   33

TAX MATTERS
--------------------------------------------------------------------------------

         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

o      Life Insurance Qualification; Tax Treatment of Death Benefit

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy and
          o the death benefit should be fully excludable from the beneficiary's gross income; however, Congress has recently enacted new statutory provisions relating to employer owned life insurance. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income. Any employer contemplating the purchase of a life insurance contract should consult a tax adviser.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related to modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Account Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

Ameritas Advisor VUL                   34

o        Special Considerations for Corporations and Employers

         Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's Cash Surrender Value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser regarding the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits.

"Cost Basis in the Policy" means:
o the total of any premium payments or other consideration paid for the Policy, minus
o    any withdrawals previously recovered that were not taxable.


o        Tax Treatment of Loans and Other Distributions

         Upon a Surrender or lapse of the Policy, if the amount received plus any outstanding Policy Debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
     o All distributions, including Surrender and partial withdrawals, are treated as ordinary income subject to tax to the extent Account Value immediately before the distribution exceeds the cost basis in the Policy at such time.
     o Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
     o A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon Surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

o      Other Policy Owner Tax Matters

         Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full Surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or beneficiary.

Ameritas Advisor VUL                   35

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full Surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Account Value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Account Value. These differences could result in you being treated as the owner of a Pro-Rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Paid-Up Life Insurance Benefit Endorsement. Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation, split dollar arrangements and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

         Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

         Also, on July 30, 2002, the Sarbanes-Oxley act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

         Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.


Ameritas Advisor VUL                   36

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

HOW TO GET FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

RULE 12h-7 EXEMPTION
--------------------------------------------------------------------------------

         Ameritas relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.


Ameritas Advisor VUL                   37

APPENDIX A: Optional Features
--------------------------------------------------------------------------------

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all States. The cost for each rider, if any, is explained in the CHARGES section.

o    Accelerated Benefit Rider
     This rider provides the ability to accelerate the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness. The amount available as a living benefit is less than the total death benefit payable under the Policy.

o    Children's Insurance Rider
     This rider provides term life insurance protection, as defined in the rider, for the Insured's children.

o    Paid-Up Insurance Benefit Endorsement
     This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Debt is large relative to your Account Value and Specified Amount.

o    Term Insurance Rider
     This rider provides term insurance upon an individual other than the Insured.

o    Waiver of Monthly Deduction Rider
     This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.

Ameritas Advisor VUL                   38

DEFINED TERMS
--------------------------------------------------------------------------------
Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Account Value / Accumulation Value / Policy Value means the sum of Net Premiums paid, minus partial withdrawals, minus Policy charges, plus interest credited to the Fixed Account and the loan account, adjusted for gains or losses in the Subaccounts. The Account Value is comprised of amounts in the Subaccounts, the Fixed Account, and the loan account.

Accumulation Unit means an accounting unit of measure used to calculate the Account Value allocated to a Subaccount of the Separate Account. It is similar to a share of a mutual fund.

Annual Date means the same date each year as the Policy Date.

Attained Age means the Issue Age plus the number of completed Policy years. With respect to any increase in Specified Amount, Attained Age means the Issue Age for the increase plus the number of complete years since the increase.

Business Day means each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Account Value minus any Policy Debt.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable Investment Options of the Separate Account. The Fixed Account is part of our general account.

Insured means the person shown on the Policy schedule upon whose life this Policy is issued.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Issue Age means the Insured's age as of the birthday nearest to the Policy Date. With respect to any increase in Specified Amount, Issue Age means the Insured's age as of the birthday nearest to the date of the increase.

Issue Date means the date on which the suicide and incontestability periods begin. If we have received the initial premium from you, the Issue Date will also be the date when you have life insurance coverage with us. If we have not received the initial premium from you, you WILL NOT have coverage until the date on which we receive the initial premium from you.

Monthly Date means the same date of each month as the Policy Date.

Monthly Deduction means a charge made against the Account Value on each Monthly Date for the coverage provided by this Policy and any attached riders.

Net Amount at Risk means the death benefit on the Monthly Date, discounted at the Fixed Account minimum credited rate for one month, minus the Account Value on the Monthly Date, after the Monthly Deduction has been taken except for the cost of insurance.

Net Premium means the premium paid reduced by the premium charge, which will not exceed the maximum premium charge shown on the Policy schedule.

Planned Periodic Premium means a level premium you intend to pay at a fixed interval. The Planned Periodic Premium is shown on the Policy schedule.

Ameritas Advisor VUL                   39

Policy Date means the date from which Policy months, years and anniversaries are measured. The Policy Date will be determined by us unless you request a different Policy Date that we approve. If the Issue Date is after the Policy Date or we have not received the initial premium from you, you WILL NOT have life insurance coverage on the Policy Date.

Policy Debt means the sum of all unpaid Policy loans and accrued interest on Policy loans.

Pro-Rata means allocating a dollar amount among the Investment Options in proportion to the Account Value in those Investment Options.

Right to Examine Transfer Date means 13 days after the Issue Date, or if later, the date all requirements necessary to place the Policy in force are delivered to us.

Specified Amount means a dollar amount used to determine the death benefit of your Policy. It is shown on the Policy schedule. You may increase or decrease it as provided in your Policy.

Subaccounts means the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio.

Surrender means termination of this Policy at your request for its Cash Surrender Value while the Insured is alive.

We, Us, Our, Ameritas means Ameritas Life Insurance Corp.

Written Notice means information we have received at Ameritas, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. A Written Notice must be signed by you, in good order, and on a form approved by or acceptable to us. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

You, Your, Owner means the Owner as shown on the Policy schedule, unless changed. The Insured may or may not be the Owner.

--------------------------------------------------------------------------------

Ameritas Advisor VUL                   40

                                    THANK YOU
            for reviewing this prospectus. You should also review the
         fund prospectuses for the portfolio underlying each Subaccount variable Investment Option you wish to select.

                             IF YOU HAVE QUESTIONS,
          for marketing assistance or other product questions prior to issue (without charge), telephone us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                for all other matters, write or telephone us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                       Toll-Free Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7923
                        Internet: www.direct@ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to process your Policy elections and changes accurately. Many service forms can be found in the "Products & Services" section of our Internet site. Or, call us at our toll-free number and we will send you the form you need.

ILLUSTRATIONS

         Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, Investment Options and any optional features selected, how you plan to accumulate or access Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Value and Account Value with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

         STATEMENT OF ADDITIONAL INFORMATION;
         REGISTRATION STATEMENT

         A Statement of Additional Information ("SAI") dated May 1, 2010 contains other information about the Separate Account and the Policy. You may obtain a copy by calling our toll-free telephone number, at the left. Within three Business Days after we receive your request for an SAI, we will send your copy, without charge, by first class mail or email. Information about the Separate Account (including the SAI), is available on the SEC's Internet site (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-151912"), or can be reviewed and, for a fee, copied at or ordered from the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. 20549-0102. (You may direct questions to the SEC at 202-551-8090.)

         REPORTS TO YOU

         We will send a statement to you at least annually showing your Policy's death benefit, Account Value and any Policy Debt. If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account, the annual report will also be the only confirmation you have of premium payments and regular Monthly Deductions. We will confirm any other premium payments, Policy Debt, transfers between Investment Options, lapses, Surrender, partial withdrawals, and other Policy transactions as they occur. You will receive additional periodic reports that the SEC may require.

(c) 2010 Ameritas Life Insurance Corp.

                      [Ameritas Life Insurance Corp. Logo]
                                           A UNIFI Company

Ameritas Advisor VUL           Last Page           SEC Registration #: 811-08868

--------------------------------------------------------------------------------

Statement of Additional Information:  May 1, 2010
to accompany Policy Prospectuses dated: May 1, 2010

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company

LOW-LOAD VARIABLE LIFE INSURANCE POLICIES
offered through
AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
--------------------------------------------------------------------------------
TABLE OF CONTENTS                       Page

About Our Company                         1

Services                                  2
Underwriter
Distribution of the Policy

More Information on Charges               3
Distribution of Materials
Advertising

Performance Data                          4
Asset Allocatoion Program

Licensing Agreement                       6
Financial Statements

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                             www.ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

         This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our website at www.ameritasdirect.com or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policy are incorporated in this Statement.

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. Separate Account LLVL was established as a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas") on August 24, 1994. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We issue the Policy described in the prospectus and are responsible for providing each Policy's insurance benefits. We are engaged in the business of issuing life insurance and annuities, group dental, eye care, and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except New
York). Through our Ameritas Advisor Services division, we specialize in low-load life insurance and no-load annuity products, offered directly to investors and through fee-based professionals.

         We are a stock life insurance company - Nebraska's first life insurance company - organized under the laws of the State of Nebraska in 1887. We are wholly-owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI Mutual Holding Company ("UNIFI"), a Nebraska mutual insurance holding company. "UNIFI Companies" is a marketing name for the subsidiaries of UNIFI.

The UNIFI Companies are a

ALIC Separate Account LLVL       SAI: 1     Statement of Additional Information
diversified family of financial services businesses. For a complete list of the UNIFI Companies and their products and services, visit the UNIFI Companies' website at www.unificompanies.com. Each UNIFI company is solely responsible for its own financial condition and contractual obligations.

         SERVICES

         Affiliates fo Ameritas provide administrative services to Ameritas relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVL (the "Registrant"). These services are provided under the UNIFI companies' General Administrative Services Agreement dated January 1, 2006 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas. The Agreement is not an agreement of or an expense to the Registrant. For the services provided to Ameritas relating to the Registrant and its variable life insurance policies under the terms of teh Agreement, Ameritas paid the following amounts to the listed affiliates in the last three years:

                                         -------------- -------------- --------------
AFFILIATE:              YEAR:                 2007           2008           2009
-------------------------------------------------------------------------------------
Acacia Life Insurance Company                $1,096           $4,234       $16,415
-------------------------------------------------------------------------------------
The Union Central Life Insurance Company   $163,376         $455,258       $97,080
-------------------------------------------------------------------------------------

* Each affiliate listed became a wholly-owned subsidiary of Ameritas in 2009.

         The Depositor is also entering into an agreement with its affiliate, Summit Investment Advisors, Inc., for the purpose of developing and providing ongoing evaluation and other services for the Asset Allocation Program. No payments have yet been made for services to be performed under this agreement.

Matters of state and federal law pertaining to the policies have been reviewed by the UNIFI legal staff.

UNDERWRITER

         The Policies are offered continuously and are distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. We are the majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                                       -------------- --------------- ---------------
                                                                YEAR:      2007            2008            2009
---------------------------------------------------------------------- -------------- --------------- ---------------
Variable life insurance compensation we paid to AIC that was paid to       $31,501         $24,254        $12,461
other broker-dealers and representatives (not kept by AIC).
---------------------------------------------------------------------- -------------- --------------- ---------------
Variable life insurance compensation earned and kept by AIC.                   $72               0              0
---------------------------------------------------------------------- -------------- --------------- ---------------
Fees we paid to AIC for variable life insurance Principal                       $0               0        $57,861
Underwriter services.
---------------------------------------------------------------------- -------------- --------------- ---------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the Financial Industry Regulatory Authority. All persons selling the Policy must be registered representatives of the Distributors, and also must be licensed as insurance agents to sell variable insurance products. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

ALIC Separate Account LLVL       SAI: 2     Statement of Additional Information

Distribution Compensation for Currently Sold Products
     o Ameritas Advisor VUL: We pay commissions for the sale of the Policies up to 15% of first-year target premium and 2% of premiums above that amount paid in the first Policy Year.

Distribution Compensation for Products No Longer Being Sold
     o Low-Load Survivorship Variable Universal Life: During the first Policy Year, compensation may equal an amount up to 15% of first year target premium paid plus the first year costs of any riders and 2% of excess first year premium.
     o Low-Load Variable Life: During the first Policy Year, compensation may equal an amount up to 9% of first year target premium paid plus the first year costs of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

         Compensation arrangements may vary among broker-dealers. Also, we may pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in the prospectus CHARGES sections.

         MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges
         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

o        Underwriting Procedure
         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Table. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

         The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

         If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

         The actual charges made during the Policy Year will be shown in the annual report delivered to Policy Owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several Owners with the same last name who share a common address or post office box.

ALIC Separate Account LLVL       SAI: 3     Statement of Additional Information

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

         PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our Web Site and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from Separate Account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

         ASSET ALLOCATION PROGRAM

The Service
         Ameritas Investment Corp. ("AIC"), a majority owned subsidiary of Ameritas, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Summit Investment Advisors, Inc. ("SIA"), a registered investment advisor, which, like Ameritas, is wholly owned by AHC and ultimately by UNIFI. AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

         If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

ALIC Separate Account LLVL       SAI: 4     Statement of Additional Information

         If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models
         Development of the Program models is a two-step process. First, SIA performs an optimization analysis to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. SIA may also choose passively managed index investment options to optimize returns for a given risk profile. SIA's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, SIA looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. SIA avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
         Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

         When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

         When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
         Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

         Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

ALIC Separate Account LLVL       SAI: 5     Statement of Additional Information

         Potential Conflicts of Interest. AIC and SIA may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit Investment Partners, Inc. ("Summit"), also an affiliate of ours. CAMCO and Summit are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. SIA analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection, allocation weighting, and periodic updates regarding portfolios in the models. Neither AIC nor we dictate to SIA the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). SIA may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CAMCO and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

         AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

ALIC Separate Account LLVL      SAI:6        Statement of Additional Information

         LICENSING AGREEMENT

         The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

ALIC Separate Account LLVL      SAI: 7       Statement of Additional Information

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

        FINANCIAL STATEMENTS

         The balance sheets - statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2009 and 2008, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2009, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ALIC Separate Account LLVL      SAI:8        Statement of Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVL (the "Account") as of December 31, 2009 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2009, and the results of their operations for the period then ended and changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 18, 2010

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS
INVESTMENTS AT FAIR VALUE:

     Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
     -----------------------------------------------------------
        Social Balanced Portfolio (Balanced) -
            52,148.429 shares at $1.533 per share (cost $90,888)                                 $          79,944
        Social International Equity Portfolio (International Equity) -
            12,764.815 shares at $11.03 per share (cost $218,250)                                          140,796
        Social Mid Cap Growth Portfolio (Mid Cap) -
            5,515.977 shares at $25.07 per share (cost $150,488)                                           138,286
        Social Equity Portfolio (Social Equity) -
            311.108 shares at $16.51 per share (cost $4,845)                                                 5,136
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
     -------------------------------------------------------------
        Ameritas MidCap Growth Portfolio (MidCap) -
            10,904.671 shares at $22.14 per share (cost $229,782)                                          241,429
        Ameritas Small Capitalization Portfolio (Small Cap) -
            1,469.919 shares at $31.76 per share (cost $40,696)                                             46,685
        Ameritas Core Strategies Portfolio (Core Strategies) -
            17,164.389 shares at $16.45 per share (cost $262,786)                                          282,354
     DWS Investments VIT Funds (Scudder):
     ------------------------------------
        DWS Equity 500 Index VIP Portfolio, Class A (Equity 500) -
            11,100.142 shares at $11.69 per share (cost $142,464)                                          129,761
        DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
            70,692.330 shares at $9.90 per share (cost $811,089)                                           699,854
     DWS Variable Series II (Scudder):
     ---------------------------------
        DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (Mid Value) -
            43,465.984 shares at $10.04 per share (cost $398,535)                                          436,398
        DWS Global Thematic VIP Portfolio, Class A (Global) -
            1,599.835 shares at $8.24 per share (cost $10,720)                                              13,183
     DWS Variable Series I (Scudder):
     --------------------------------
        DWS Health Care VIP Portfolio, Class A (Health Care) -
            1,192.887 shares at $11.21 per share (cost $12,286)                                             13,372
     Fidelity Variable Insurance Products (Fidelity):
     ------------------------------------------------
        Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
            115,355.549 shares at $20.62 per share (cost $2,939,562)                                     2,378,631
        Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
            40,783.416 shares at $20.55 per share (cost $955,322)                                          838,099
        Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
            36,813.113 shares at $5.26 per share (cost $203,091)                                           193,637

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Fidelity Variable Insurance Products (Fidelity), continued:
     -----------------------------------------------------------
        Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
            26,859.739 shares at $12.48 per share (cost $343,515)                                $         335,210
        Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
            109,212.352 shares at $25.41 per share (cost $3,119,588)                                     2,775,086
        Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
            44,179.101 shares at $15.05 per share (cost $860,574)                                          664,895
        Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
            28,797.645 shares at $11.11 per share (cost $311,314)                                          319,942
        Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Inc. IC) -
            242.105 shares at $16.81 per share (cost $3,413)                                                 4,070
        Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
            36,122.054 shares at $5.29 per share (cost $183,490)                                           191,086
        Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
            1,593.670 shares at $25.54 per share (cost $34,667)                                             40,702
     AIM Variable Insurance Funds (AIM):
     -----------------------------------
        AIM V.I. Financial Services Fund Portfolio, Series I (Financial) -
            39,190.127 shares at $5.10 per share (cost $244,310)                                           199,870
        AIM V.I. Global Health Care Fund Portfolio, Series I (Health) -
            17,999.126 shares at $15.87 per share (cost $312,523)                                          285,646
        AIM V.I. Technology Fund Portfolio, Series I (Technology) -
            49,717.576 shares at $13.19 per share (cost $582,409)                                          655,775
        AIM V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
            15,796.007 shares at $26.01 per share (cost $389,554)                                          410,854
        AIM V.I. Leisure Fund Portfolio, Series I (Leisure) -
            0.000 shares at $6.55 per share (cost $0) ---- Janus Aspen Series -
     Institutional Shares (Janus):
     -----------------------------
        Janus Portfolio (Growth) -
            4,803.892 shares at $21.43 per share (cost $82,776)                                            102,947
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
     --------------------------------------------------------------
        Neuberger Berman AMT Balanced Portfolio, Class I (Balanced) -
            62,515.942 shares at $9.00 per share (cost $636,541)                                           562,643
        Neuberger Berman AMT Growth Portfolio, Class I (Growth) -
            79,279.093 shares at $14.17 per share (cost $1,261,770)                                      1,123,385
        Neuberger Berman AMT Guardian Portfolio, Class I (Guardian) -
            450.581 shares at $15.98 per share (cost $6,971)                                                 7,200
        Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
            29,552.775 shares at $11.22 per share (cost $346,982)                                          331,582

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Neuberger Berman Advisers Management Trust (Neuberger Berman), continued:
     -------------------------------------------------------------------------
        Neuberger Berman AMT Mid-Cap Growth Portfolio, Class I (Mid-Cap) -
            456.478 shares at $21.24 per share (cost $11,582)                                    $           9,696
        Neuberger Berman AMT Partners Portfolio, Class I (Partners) -
            249,138.994 shares at $9.81 per share (cost $3,398,126)                                      2,444,054
        Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
            1,277.181 shares at $12.26 per share (cost $14,467)                                             15,658
     Rydex Variable Trust (Rydex):
     -----------------------------
        Rydex Nova Fund Portfolio (Nova) -
            8,823.527 shares at $61.16 per share (cost $467,871)                                           539,647
        Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
            68,772.324 shares at $15.96 per share (cost $937,037)                                        1,097,606
        Rydex Precious Metals Fund Portfolio (Precious Metals) -
            125,463.821 shares at $13.79 per share (cost $1,487,134)                                     1,730,146
        Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
            8,713.837 shares at $42.34 per share (cost $423,959)                                           368,944
        Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
            17,019.549 shares at $6.59 per share (cost $175,263)                                           112,159
        Rydex All-Cap Opportunity Fund Portfolio (Sector Rotation) -
            0.000 shares at $11.51 per share (cost $0) ---- Third Avenue
     Variable Series Trust (Third Avenue):
     -------------------------------------
        Third Avenue Value Portfolio (Value) -
            331,334.452 shares at $13.53 per share (cost $6,393,072)                                     4,482,955
     Vanguard Variable Insurance Fund (Vanguard):
     --------------------------------------------
        Vanguard Money Market Portfolio (Money Market) -
            14,272,595.174 shares at $1.00 per share (cost $14,272,595)                                 14,272,595
        Vanguard Equity Index Portfolio (Equity Index) -
            724,379.770 shares at $21.11 per share (cost $18,790,742)                                   15,291,657
        Vanguard Total Bond Market Index Portfolio (Total Bond) -
            599,936.307 shares at $11.77 per share (cost $6,735,828)                                     7,061,250
        Vanguard REIT Index Portfolio (REIT Index) -
            276,811.593 shares at $8.30 per share (cost $3,466,496)                                      2,297,536
        Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
            218,947.948 shares at $12.02 per share (cost $3,173,416)                                     2,631,754
        Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
            94,359.432 shares at $21.73 per share (cost $2,333,985)                                      2,050,430
        Vanguard Equity Income Portfolio (Equity Income) -
            361,437.016 shares at $13.26 per share (cost $6,075,446)                                     4,792,655

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Vanguard Variable Insurance Fund (Vanguard), continued:
     -------------------------------------------------------
        Vanguard Growth Portfolio (Growth) -
            533,777.173 shares at $11.87 per share (cost $8,067,498)                             $       6,335,935
        Vanguard Balanced Portfolio (Balanced) -
            311,449.061 shares at $17.35 per share (cost $5,326,078)                                     5,403,641
        Vanguard High Yield Bond Portfolio (High Yield Bond) -
            242,213.111 shares at $7.46 per share (cost $1,669,805)                                      1,806,910
        Vanguard International Portfolio (International) -
            686,282.075 shares at $16.06 per share (cost $10,787,895)                                   11,021,690
        Vanguard Diversified Value Portfolio (Diversified) -
            244,932.978 shares at $11.55 per share (cost $3,185,531)                                     2,828,976
        Vanguard Small Company Growth Portfolio (Small Company Growth) -
            416,573.816 shares at $13.46 per share (cost $6,638,702) 5,607,084
     Wells Fargo Advantage Funds - Variable Trust (Wells Fargo):
     -----------------------------------------------------------
        Wells Fargo Advantage VT Discovery Fund Portfolio (Discovery) -
            16,208.294 shares at $15.70 per share (cost $274,821)                                          254,470
        Wells Fargo Advantage VT Opportunity Fund Portfolio (Opportunity) -
            23,522.320 shares at $15.01 per share (cost $447,520)                                          353,070
     American Century Investments (American Century):
     ------------------------------------------------
        American Century VP Mid Cap Value Fund, Class I (Mid Cap) -
            5,759.405 shares at $12.12 per share (cost $60,999)                                             69,804
        American Century VP International Fund, Class I (International) -
            7,971.705 shares at $7.73 per share (cost $58,597)                                              61,621
     Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
     --------------------------------------------------------------------------
        Templeton Global Bond Securities Fund Portfolio, Class 2 (Global Inc.) -
            26,858.034 shares at $17.33 per share (cost $455,064)                                          465,450
     MFS Variable Insurance Trust (MFS):
     -----------------------------------
        MFS VIT Utilities Series Portfolio, Initial Class (Utilities IC) -
            5,562.501 shares at $22.92 per share (cost $110,435)                                           127,493
        MFS VIT Research International Series Portfolio, Initial Class (Research) -
            38,039.427 shares at $11.40 per share (cost $367,442)                                          433,649
     Summit Mutual Funds, Inc., Summit Pinnacle Series (Summit):
     -----------------------------------------------------------
        Summit Natural Resources Portfolio (Natural) -
            8,344.802 shares at $47.61 per share (cost $378,112)                                           397,296
        Summit Zenith Portfolio (Zenith) -
            4,811.709 shares at $60.76 per share (cost $235,801)                                           292,359
     T. Rowe Price Equity Series, Inc. (T. Rowe):
     --------------------------------------------
        T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
            71,090.501 shares at $9.64 per share (cost $605,964)                                           685,312

The accompanying notes are an integral part of these financial statements.

                                      FS-5

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2009

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     The Universal Institutional Funds, Inc. (Morgan Stanley):
     ---------------------------------------------------------
        UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
            112,966.137 shares at $13.01 per share (cost $1,235,051)                             $       1,469,689
     PIMCO Variable Insurance Trust (Pimco):
     ---------------------------------------
        PIMCO CommodityRealReturn Strategy Portfolio,
          Administrative Class (Commodity) -
            25,364.165 shares at $8.60 per share (cost $221,368)                                           218,132
        PIMCO Total Return Portfolio, Administrative Class (Total Return) -
            65,930.004 shares at $10.82 per share (cost $723,899)                                          713,363
                                                                                                --------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                              $     111,393,144
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                   Balanced
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $          1,577
   Mortality and expense risk charge                                                       (478)
                                                                              ------------------
Net investment income(loss)                                                               1,099
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (12,522)
                                                                              ------------------
Net realized gain(loss)                                                                 (12,522)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           24,148
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         12,725
                                                                              ==================


                                                                                            Balanced
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          1,099   $          1,622
   Net realized gain(loss)                                                              (12,522)            (9,901)
   Net change in unrealized appreciation/depreciation                                    24,148            (27,229)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       12,725            (35,508)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    5,487             19,115
   Subaccounts transfers (including fixed account), net                                  (6,558)           (34,642)
   Transfers for policyowner benefits and terminations                                     ----             (8,594)
   Policyowner maintenance charges                                                       (3,532)            (3,711)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     (4,603)           (27,832)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                    8,122            (63,340)
Net assets at beginning of period                                                        71,822            135,162
                                                                              ------------------ -------------------
Net assets at end of period                                                    $         79,944   $         71,822
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                      FS-7

                                                     Calvert
--------------------------------------------------------------------------------------------------------------------
  International
      Equity                                 Mid Cap                           Social Equity
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $            813                       $           ----                       $             18
             (896)                                (1,169)                                   (14)
-------------------                    -------------------                    ------------------
              (83)                                (1,169)                                     4
-------------------                    -------------------                    ------------------


             ----                                   ----                                    243
          (25,628)                               (16,894)                                     2
-------------------                    -------------------                    ------------------
          (25,628)                               (16,894)                                   245
-------------------                    -------------------                    ------------------

           50,151                                 60,394                                    291
-------------------                    -------------------                    ------------------


 $         24,440                       $         42,331                       $            540
===================                    ===================                    ==================


        International Equity                          Mid Cap                             Social Equity
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $            (83)   $          2,798   $         (1,169)  $         (3,177)   $              4   $           ----
          (25,628)            (18,612)           (16,894)             8,712                 245               ----
           50,151             (96,377)            60,394           (132,643)                291               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           24,440            (112,191)            42,331           (127,108)                540               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           19,035              26,783               ----             25,641                ----               ----
          (15,340)            (16,332)           (46,399)           (20,143)              4,596               ----
           (3,901)             (2,253)            (2,426)          (239,651)               ----               ----
           (6,513)             (9,469)           (21,489)           (34,047)               ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           (6,719)             (1,271)           (70,314)          (268,200)              4,596               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           17,721            (113,462)           (27,983)          (395,308)              5,136               ----
          123,075             236,537            166,269            561,577                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        140,796    $        123,075   $        138,286   $        166,269    $          5,136   $           ----
=================== ================== ================== =================== ================== ===================

                                      FS-8

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                    MidCap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (1,133)
                                                                              ------------------
Net investment income(loss)                                                              (1,133)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (141,420)
                                                                              ------------------
Net realized gain(loss)                                                                (141,420)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          217,016
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         74,463
                                                                              ==================


                                                                                             MidCap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (1,133)  $         (2,129)
   Net realized gain(loss)                                                             (141,420)           (87,731)
   Net change in unrealized appreciation/depreciation                                   217,016           (198,781)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       74,463           (288,641)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    4,074              7,112
   Subaccounts transfers (including fixed account), net                                  25,822           (203,064)
   Transfers for policyowner benefits and terminations                                     ----            (68,163)
   Policyowner maintenance charges                                                       (1,050)            (4,487)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     28,846           (268,602)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  103,309           (557,243)
Net assets at beginning of period                                                       138,120            695,363
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        241,429   $        138,120
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                      FS-9

                                  Ameritas                                                   Scudder
----------------------------------------------------------------------------- --------------------------------------
                                             Core
    Small Cap                             Strategies                              Equity 500
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $             29                       $          3,179                       $         34,239
             (244)                                (1,512)                                (3,426)
-------------------                    -------------------                    ------------------
             (215)                                 1,667                                 30,813
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
            1,033                                 (9,515)                              (394,219)
-------------------                    -------------------                    ------------------
            1,033                                 (9,515)                              (394,219)
-------------------                    -------------------                    ------------------

           13,718                                 89,015                                415,989
-------------------                    -------------------                    ------------------


 $         14,536                       $         81,167                       $         52,583
===================                    ===================                    ==================


              Small Cap                           Core Strategies                          Equity 500
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $           (215)   $           (221)  $          1,667   $            922    $         30,813   $         34,569
            1,033                  28             (9,515)            (1,664)           (394,219)           (10,215)
           13,718             (16,612)            89,015            (69,445)            415,989           (783,193)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           14,536             (16,805)            81,167            (70,187)             52,583           (758,839)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            4,268               6,348             25,217             15,825               7,799             41,586
             (109)               ----             60,416            198,212          (1,080,294)           (26,281)
             ----                ----            (10,829)            (1,758)               ----           (328,365)
             (527)               (481)           (10,987)            (4,722)            (26,174)           (53,143)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            3,632               5,867             63,817            207,557          (1,098,669)          (366,203)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           18,168             (10,938)           144,984            137,370          (1,046,086)        (1,125,042)
           28,517              39,455            137,370               ----           1,175,847          2,300,889
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $         46,685    $         28,517   $        282,354   $        137,370    $        129,761   $      1,175,847
=================== ================== ================== =================== ================== ===================

                                     FS-10

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Scudder
                                                                              --------------------------------------

                                                                                  Small Cap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         20,304
   Mortality and expense risk charge                                                     (6,437)
                                                                              ------------------
Net investment income(loss)                                                              13,867
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       76,150
   Net realized gain(loss) on sale of fund shares                                      (270,461)
                                                                              ------------------
Net realized gain(loss)                                                                (194,311)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          397,084
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        216,640
                                                                              ==================


                                                                                            Small Cap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         13,867   $         13,673
   Net realized gain(loss)                                                             (194,311)           128,002
   Net change in unrealized appreciation/depreciation                                   397,084           (715,042)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      216,640           (573,367)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   76,337             91,616
   Subaccounts transfers (including fixed account), net                                (626,153)           (14,580)
   Transfers for policyowner benefits and terminations                                  (26,311)            (6,379)
   Policyowner maintenance charges                                                      (46,136)           (50,405)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (622,263)            20,252
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (405,623)          (553,115)
Net assets at beginning of period                                                     1,105,477          1,658,592
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        699,854   $      1,105,477
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-11

                                                   Scudder
--------------------------------------------------------------------------------------------------------------------

    Mid Value                                Global                             Health Care
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $          3,532                       $             90                       $             74
           (1,444)                                   (80)                                   (59)
-------------------                    -------------------                    ------------------
            2,088                                     10                                     15
-------------------                    -------------------                    ------------------


             ----                                   ----                                     70
          (18,523)                                 1,029                                 (1,201)
-------------------                    -------------------                    ------------------
          (18,523)                                 1,029                                 (1,131)
-------------------                    -------------------                    ------------------

           68,949                                  3,266                                  2,290
-------------------                    -------------------                    ------------------


 $         52,514                       $          4,305                       $          1,174
===================                    ===================                    ==================


              Mid Value                               Global                               Health Care
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          2,088    $           (470)  $             10   $            (31)   $             15   $           (108)
          (18,523)             (2,554)             1,029             (2,148)             (1,131)            (1,113)
           68,949             (31,084)             3,266               (802)              2,290             (1,205)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           52,514             (34,108)             4,305             (2,981)              1,174             (2,426)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           20,104               8,093              1,321                635                  80                219
          215,832             191,593              3,473             11,414               2,071             13,339
           (5,423)               (904)              ----             (3,456)               ----               ----
           (8,524)             (2,779)            (1,191)              (337)               (717)              (368)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          221,989             196,003              3,603              8,256               1,434             13,190
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          274,503             161,895              7,908              5,275               2,608             10,764
          161,895               -----              5,275               ----              10,764               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        436,398    $        161,895   $         13,183   $          5,275    $         13,372   $         10,764
=================== ================== ================== =================== ================== ===================

                                     FS-12

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Contrafund IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         28,285
   Mortality and expense risk charge                                                    (14,393)
                                                                              ------------------
Net investment income(loss)                                                              13,892
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                          568
   Net realized gain(loss) on sale of fund shares                                      (277,445)
                                                                              ------------------
Net realized gain(loss)                                                                (276,877)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          878,168
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        615,183
                                                                              ==================


                                                                                          Contrafund IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         13,892   $          5,792
   Net realized gain(loss)                                                             (276,877)          (108,799)
   Net change in unrealized appreciation/depreciation                                   878,168         (1,079,107)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      615,183         (1,182,114)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  222,962            245,650
   Subaccounts transfers (including fixed account), net                                  74,572            (34,740)
   Transfers for policyowner benefits and terminations                                  (65,831)          (125,967)
   Policyowner maintenance charges                                                      (85,698)           (87,450)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    146,005             (2,507)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  761,188         (1,184,621)
Net assets at beginning of period                                                     1,617,443          2,802,064
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,378,631   $      1,617,443
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-13

                                                   Fidelity
--------------------------------------------------------------------------------------------------------------------
                                         High Income                              Inv. Grade
  Contrafund SC                                SC                                   Bond IC
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $          8,900                       $         13,555                       $         25,216
           (2,638)                                  (383)                                (1,637)
-------------------                    -------------------                    ------------------
            6,262                                 13,172                                 23,579
-------------------                    -------------------                    ------------------


              198                                   ----                                  1,190
          (29,099)                                  (245)                                (1,955)
-------------------                    -------------------                    ------------------
          (28,901)                                  (245)                                  (765)
-------------------                    -------------------                    ------------------

          151,109                                  4,899                                 13,673
-------------------                    -------------------                    ------------------


 $        128,470                       $         17,826                       $         36,487
===================                    ===================                    ==================


            Contrafund SC                         High Income SC                       Inv. Grade Bond IC
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          6,262    $          1,701   $         13,172   $          2,763    $         23,579   $          9,725
          (28,901)            (27,721)              (245)              (380)               (765)               652
          151,109            (216,439)             4,899            (11,499)             13,673            (15,925)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          128,470            (242,459)            17,826             (9,116)             36,487             (5,548)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           30,468              54,174              2,848                340               6,843                313
          350,000             (92,003)           147,723             (2,955)             74,015           (220,789)
             ----                ----               (183)              ----                ----               ----
           (5,213)             (4,922)            (1,050)              (703)            (37,036)           (29,904)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          375,255             (42,751)           149,338             (3,318)             43,822           (250,380)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          503,725            (285,210)           167,164            (12,434)             80,309           (255,928)
          334,374             619,584             26,473             38,907             254,901            510,829
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        838,099    $        334,374   $        193,637   $         26,473    $        335,210   $        254,901
=================== ================== ================== =================== ================== ===================

                                     FS-14

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                 Mid Cap SC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         14,109
   Mortality and expense risk charge                                                    (16,856)
                                                                              ------------------
Net investment income(loss)                                                              (2,747)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       12,412
   Net realized gain(loss) on sale of fund shares                                      (174,890)
                                                                              ------------------
Net realized gain(loss)                                                                (162,478)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          918,347
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        753,122
                                                                              ==================


                                                                                           Mid Cap SC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (2,747)  $        (10,900)
   Net realized gain(loss)                                                             (162,478)           446,832
   Net change in unrealized appreciation/depreciation                                   918,347         (1,841,799)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      753,122         (1,405,867)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  177,269            293,275
   Subaccounts transfers (including fixed account), net                                 (69,295)          (100,538)
   Transfers for policyowner benefits and terminations                                  (62,295)          (265,337)
   Policyowner maintenance charges                                                     (104,304)          (122,570)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    (58,625)          (195,170)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  694,497         (1,601,037)
Net assets at beginning of period                                                     2,080,589          3,681,626
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,775,086   $      2,080,589
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-15

                                                    Fidelity
--------------------------------------------------------------------------------------------------------------------

   Overseas IC                            Strategic IC                         Equity Inc. IC
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $         12,888                       $         20,348                       $             77
           (7,716)                                (1,991)                                   (15)
-------------------                    -------------------                    ------------------
            5,172                                 18,357                                     62
-------------------                    -------------------                    ------------------


            3,606                                  3,476                                   ----
       (1,026,880)                                34,193                                    496
-------------------                    -------------------                    ------------------
       (1,023,274)                                37,669                                    496
-------------------                    -------------------                    ------------------

        1,179,097                                 17,232                                    657
-------------------                    -------------------                    ------------------


 $        160,995                       $         73,258                       $          1,215
===================                    ===================                    ==================


             Overseas IC                           Strategic IC                          Equity Inc. IC
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          5,172    $         52,051   $         18,357   $          3,338    $             62   $           ----
       (1,023,274)            218,822             37,669               (613)                496               ----
        1,179,097          (1,762,392)            17,232             (8,604)                657               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          160,995          (1,491,519)            73,258             (5,879)              1,215               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           67,587             144,849             25,353                490                 811               ----
       (1,283,816)           (226,305)           174,576             65,950               2,223               ----
           (6,148)            (26,926)              ----               ----                ----               ----
          (58,451)            (95,535)           (12,755)            (1,051)               (179)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (1,280,828)           (203,917)           187,174             65,389               2,855               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       (1,119,833)         (1,695,436)           260,432             59,510               4,070               ----
        1,784,728           3,480,164             59,510               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        664,895    $      1,784,728   $        319,942   $         59,510    $          4,070   $           ----
=================== ================== ================== =================== ================== ===================

                                     FS-16

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                  High Income
                                                                                      IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         13,439
   Mortality and expense risk charge                                                       (554)
                                                                              ------------------
Net investment income(loss)                                                              12,885
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                           791
                                                                              ------------------
Net realized gain(loss)                                                                     791
                                                                              ------------------

Change in unrealized appreciation/depreciation                                            7,596
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         21,272
                                                                              ==================


                                                                                         High Income IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         12,885   $           ----
   Net realized gain(loss)                                                                  791               ----
   Net change in unrealized appreciation/depreciation                                     7,596               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       21,272               ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    6,522               ----
   Subaccounts transfers (including fixed account), net                                 167,257               ----
   Transfers for policyowner benefits and terminations                                     (337)              ----
   Policyowner maintenance charges                                                       (3,628)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    169,814               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  191,086               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        191,086   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-17

              Fidelity                                                     AIM
-------------------------------------- -----------------------------------------------------------------------------

    Mid Cap IC                             Financial                               Health
-------------------                    -------------------                    ------------------

       2009                                   2009                                  2009
-------------------                    -------------------                    ------------------

 $            223                       $          5,278                       $            888
             (124)                                  (959)                                (1,917)
-------------------                    -------------------                    ------------------
               99                                  4,319                                 (1,029)
-------------------                    -------------------                    ------------------


              181                                   ----                                   ----
              215                                (27,468)                               (28,422)
-------------------                    -------------------                    ------------------
              396                                (27,468)                               (28,422)
-------------------                    -------------------                    ------------------

            6,036                                 58,138                                 93,759
-------------------                    -------------------                    ------------------


 $          6,531                       $         34,989                       $         64,308
===================                    ===================                    ==================


             Mid Cap IC                              Financial                               Health
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $             99    $           ----   $          4,319   $          4,111    $         (1,029)  $         (2,293)
              396                ----            (27,468)           (57,444)            (28,422)            65,217
            6,036                ----             58,138            (73,447)             93,759           (173,348)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            6,531                ----             34,989           (126,780)             64,308           (110,424)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----             12,457             14,023              35,380             44,271
           34,282                ----             62,265            111,541             (36,741)            (4,341)
             ----                ----             (1,247)            (6,626)            (10,739)            (8,160)
             (111)               ----             (6,494)            (5,893)            (20,585)           (20,703)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           34,171                ----             66,981            113,045             (32,685)            11,067
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           40,702                ----            101,970            (13,735)             31,623            (99,357)
             ----                ----             97,900            111,635             254,023            353,380
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $         40,702    $           ----   $        199,870   $         97,900    $        285,646   $        254,023
=================== ================== ================== =================== ================== ===================

                                     FS-18

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               AIM
                                                                              --------------------------------------

                                                                                 Technology
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (3,234)
                                                                              ------------------
Net investment income(loss)                                                              (3,234)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (18,552)
                                                                              ------------------
Net realized gain(loss)                                                                 (18,552)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          245,573
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        223,787
                                                                              ==================


                                                                                           Technology
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (3,234)  $         (2,771)
   Net realized gain(loss)                                                              (18,552)           (13,139)
   Net change in unrealized appreciation/depreciation                                   245,573           (208,715)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      223,787           (224,625)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   32,019             39,802
   Subaccounts transfers (including fixed account), net                                 155,771            (66,654)
   Transfers for policyowner benefits and terminations                                   (6,831)            (6,863)
   Policyowner maintenance charges                                                      (16,107)           (14,853)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    164,852            (48,568)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  388,639           (273,193)
Net assets at beginning of period                                                       267,136            540,329
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        655,775   $        267,136
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-19

                                    AIM                                                       Janus
----------------------------------------------------------------------------- --------------------------------------

   Intl. Growth                              Leisure                                Growth
-------------------                    -------------------                    ------------------

       2009                                   2009                                  2009
-------------------                    -------------------                    ------------------

 $          5,351                       $           ----                       $            626
             (821)                                    (1)                                  (868)
-------------------                    -------------------                    ------------------
            4,530                                     (1)                                  (242)
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
              619                                   (283)                                 5,812
-------------------                    -------------------                    ------------------
              619                                   (283)                                 5,812
-------------------                    -------------------                    ------------------

           24,621                                    240                                 30,294
-------------------                    -------------------                    ------------------


 $         29,770                       $            (44)                      $         35,864
===================                    ===================                    ==================


            Intl. Growth                              Leisure                                Growth
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          4,530    $             15   $             (1)  $              3    $           (242)  $            (39)
              619                (760)              (283)                81               5,812              5,170
           24,621              (3,319)               240               (238)             30,294            (89,148)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           29,770              (4,064)               (44)              (154)             35,864            (84,017)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            8,389                 852                 43                 54                ----               ----
          364,031              14,715               (313)               448             (29,267)               (52)
             (727)               ----               ----               ----                (599)           (10,425)
           (1,817)               (295)                (9)               (25)            (15,315)           (19,638)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          369,876              15,272               (279)               477             (45,181)           (30,115)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          399,646              11,208               (323)               323              (9,317)          (114,132)
           11,208                ----                323               ----             112,264            226,396
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        410,854    $         11,208   $           ----   $            323    $        102,947   $        112,264
=================== ================== ================== =================== ================== ===================

                                     FS-20

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                              --------------------------------------

                                                                                  Balanced
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $         20,525
   Mortality and expense risk charge                                                     (4,186)
                                                                              ------------------
Net investment income(loss)                                                              16,339
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (37,471)
                                                                              ------------------
Net realized gain(loss)                                                                 (37,471)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          141,657
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        120,525
                                                                              ==================


                                                                                            Balanced
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         16,339   $         23,617
   Net realized gain(loss)                                                              (37,471)            28,581
   Net change in unrealized appreciation/depreciation                                   141,657           (428,218)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      120,525           (376,020)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   88,868            100,730
   Subaccounts transfers (including fixed account), net                                (140,613)             7,575
   Transfers for policyowner benefits and terminations                                      (77)          (196,240)
   Policyowner maintenance charges                                                      (55,076)           (58,024)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (106,898)          (145,959)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   13,627           (521,979)
Net assets at beginning of period                                                       549,016          1,070,995
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        562,643   $        549,016
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-21

                                                Neuberger Berman
--------------------------------------------------------------------------------------------------------------------

      Growth                                Guardian                                Bond
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $           ----                       $             72                       $         32,784
           (7,472)                                   (36)                                (3,696)
-------------------                    -------------------                    ------------------
           (7,472)                                    36                                 29,088
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
          (76,502)                                   (16)                               (35,002)
-------------------                    -------------------                    ------------------
          (76,502)                                   (16)                               (35,002)
-------------------                    -------------------                    ------------------

          344,205                                  1,574                                 63,359
-------------------                    -------------------                    ------------------


 $        260,231                       $          1,594                       $         57,445
===================                    ===================                    ==================


               Growth                                Guardian                                 Bond
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         (7,472)   $        (11,939)  $             36   $            (47)   $         29,088   $         17,732
          (76,502)            (16,846)               (16)            21,030             (35,002)            (6,430)
          344,205            (854,565)             1,574            (26,619)             63,359            (76,176)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          260,231            (883,350)             1,594             (5,636)             57,445            (64,874)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           81,940              97,255                466                272              33,859             29,407
         (126,053)           (418,335)              ----               ----             (76,647)           (23,817)
          (22,568)            (66,124)              ----            (89,458)            (35,206)           (13,702)
          (57,407)            (68,269)               (79)              (977)            (25,716)           (23,999)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (124,088)           (455,473)               387            (90,163)           (103,710)           (32,111)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          136,143          (1,338,823)             1,981            (95,799)            (46,265)           (96,985)
          987,242           2,326,065              5,219            101,018             377,847            474,832
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      1,123,385    $        987,242   $          7,200   $          5,219    $        331,582   $        377,847
=================== ================== ================== =================== ================== ===================

                                     FS-22

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                              --------------------------------------

                                                                                   Mid-Cap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                        (47)
                                                                              ------------------
Net investment income(loss)                                                                 (47)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          (550)
                                                                              ------------------
Net realized gain(loss)                                                                    (550)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                            2,827
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $          2,230
                                                                              ==================


                                                                                             Mid-Cap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            (47)  $           (320)
   Net realized gain(loss)                                                                 (550)           (15,283)
   Net change in unrealized appreciation/depreciation                                     2,827            (13,815)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                        2,230            (29,418)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    1,697                849
   Subaccounts transfers (including fixed account), net                                    ----           (166,294)
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                       (1,134)            (1,057)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                        563           (166,502)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                    2,793           (195,920)
Net assets at beginning of period                                                         6,903            202,823
                                                                              ------------------ -------------------
Net assets at end of period                                                    $          9,696   $          6,903
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-23

                              Neuberger Berman                                                Rydex
----------------------------------------------------------------------------- --------------------------------------

     Partners                               Regency                                 Nova
-------------------                    -------------------                    ------------------

       2009                                   2009                                  2009
-------------------                    -------------------                    ------------------

 $         53,353                       $            143                       $          4,130
          (15,265)                                   (46)                                (3,075)
-------------------                    -------------------                    ------------------
           38,088                                     97                                  1,055
-------------------                    -------------------                    ------------------


          237,000                                    120                                   ----
         (563,324)                                   (51)                                   166
-------------------                    -------------------                    ------------------
         (326,324)                                    69                                    166
-------------------                    -------------------                    ------------------

        1,103,499                                  2,535                                110,288
-------------------                    -------------------                    ------------------


 $        815,263                       $          2,701                       $        111,509
===================                    ===================                    ==================


              Partners                                Regency                                 Nova
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         38,088    $         (6,982)  $             97   $             26    $          1,055   $         (2,166)
         (326,324)            457,823                 69                (11)                166           (402,316)
        1,103,499          (2,428,312)             2,535             (1,344)            110,288            (11,898)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          815,263          (1,977,471)             2,701             (1,329)            111,509           (416,380)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          156,304             207,351                232               ----              43,472             75,759
         (220,824)             73,365             11,267              3,177             110,459           (116,244)
          (74,888)           (204,702)              ----               ----             (11,653)          (111,113)
         (123,873)           (126,275)              (347)               (43)            (37,396)           (30,709)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (263,281)            (50,261)            11,152              3,134             104,882           (182,307)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          551,982          (2,027,732)            13,853              1,805             216,391           (598,687)
        1,892,072           3,919,804              1,805               ----             323,256            921,943
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      2,444,054    $      1,892,072   $         15,658   $          1,805    $        539,647   $        323,256
=================== ================== ================== =================== ================== ===================

                                     FS-24

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Rydex
                                                                              --------------------------------------

                                                                                    NASDAQ
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (6,688)
                                                                              ------------------
Net investment income(loss)                                                              (6,688)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (55,969)
                                                                              ------------------
Net realized gain(loss)                                                                 (55,969)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          421,009
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        358,352
                                                                              ==================


                                                                                             NASDAQ
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (6,688)  $         (5,657)
   Net realized gain(loss)                                                              (55,969)          (152,754)
   Net change in unrealized appreciation/depreciation                                   421,009           (364,060)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      358,352           (522,471)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   79,136             87,780
   Subaccounts transfers (including fixed account), net                                  27,123           (172,061)
   Transfers for policyowner benefits and terminations                                  (12,896)           (14,083)
   Policyowner maintenance charges                                                      (70,525)           (60,538)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     22,838           (158,902)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  381,190           (681,373)
Net assets at beginning of period                                                       716,416          1,397,789
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,097,606   $        716,416
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-25

                                                     Rydex
--------------------------------------------------------------------------------------------------------------------
     Precious                                                                     Gov. Long
      Metals                              Inv. S&P 500                               Bond
-------------------                    -------------------                    ------------------

       2009                                   2009                                  2009
-------------------                    -------------------                    ------------------

 $           ----                       $           ----                       $          7,279
          (11,141)                                (2,638)                                (2,355)
-------------------                    -------------------                    ------------------
          (11,141)                                (2,638)                                 4,924
-------------------                    -------------------                    ------------------


             ----                                   ----                                100,667
          (83,800)                               (87,098)                               (57,428)
-------------------                    -------------------                    ------------------
          (83,800)                               (87,098)                                43,239
-------------------                    -------------------                    ------------------

          633,957                                (60,090)                              (192,673)
-------------------                    -------------------                    ------------------


 $        539,016                       $       (149,826)                      $       (144,510)
===================                    ===================                    ==================


           Precious Metals                         Inv. S&P 500                          Gov. Long Bond
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        (11,141)   $        (14,437)  $         (2,638)  $            (85)   $          4,924   $          7,965
          (83,800)           (266,647)           (87,098)           171,748              43,239             19,758
          633,957            (644,897)           (60,090)           (26,334)           (192,673)           119,202
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          539,016            (925,981)          (149,826)           145,329            (144,510)           146,925
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           83,691              91,173             20,909             39,019              44,003             53,557
          (88,571)            434,520            175,772            (37,945)           (198,704)           (84,535)
          (44,482)           (255,983)            (6,030)            (2,377)             (7,858)            (6,618)
          (83,620)            (77,096)           (20,561)           (24,198)            (52,278)           (51,663)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (132,982)            192,614            170,090            (25,501)           (214,837)           (89,259)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          406,034            (733,367)            20,264            119,828            (359,347)            57,666
        1,324,112           2,057,479            348,680            228,852             471,506            413,840
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      1,730,146    $      1,324,112   $        368,944   $        348,680    $        112,159   $        471,506
=================== ================== ================== =================== ================== ===================

                                     FS-26

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Rydex
                                                                              --------------------------------------
                                                                                    Sector
                                                                                   Rotation
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                       ----
                                                                              ------------------
Net investment income(loss)                                                                ----
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                          ----
                                                                              ------------------
Net realized gain(loss)                                                                    ----
                                                                              ------------------

Change in unrealized appreciation/depreciation                                             ----
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           ----
                                                                              ==================


                                                                                         Sector Rotation
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           ----   $           ----
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         ----               ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     ----               ----
   Subaccounts transfers (including fixed account), net                                    ----               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                         ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                       ----               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                     ----               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $           ----   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-27

            Third Avenue                                                 Vanguard
-------------------------------------- -----------------------------------------------------------------------------

      Value                               Money Market                           Equity Index
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $           ----                       $         89,209                       $        380,476
          (26,613)                              (104,827)                              (102,631)
-------------------                    -------------------                    ------------------
          (26,613)                               (15,618)                               277,845
-------------------                    -------------------                    ------------------


          901,542                                   ----                                266,333
         (482,369)                                  ----                               (986,558)
-------------------                    -------------------                    ------------------
          419,173                                   ----                               (720,225)
-------------------                    -------------------                    ------------------

          958,276                                   ----                              3,806,732
-------------------                    -------------------                    ------------------


 $      1,350,836                       $        (15,618)                      $      3,364,352
===================                    ===================                    ==================


                Value                              Money Market                           Equity Index
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        (26,613)   $          3,721   $        (15,618)  $        294,967    $        277,845   $        274,444
          419,173             474,129               ----               ----            (720,225)           355,158
          958,276          (2,938,970)              ----               ----           3,806,732         (8,818,254)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,350,836          (2,461,120)           (15,618)           294,967           3,364,352         (8,188,652)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          288,731             336,751          2,529,221          2,475,421           1,183,662          1,350,345
          184,296            (726,404)         1,671,335          1,403,985          (1,350,668)          (234,450)
         (108,241)           (290,141)        (3,509,448)        (1,646,325)           (794,686)        (1,523,997)
         (177,305)           (168,946)          (763,351)          (589,681)           (619,876)          (681,035)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          187,481            (848,740)           (72,243)         1,643,400          (1,581,568)        (1,089,137)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,538,317          (3,309,860)           (87,861)         1,938,367           1,782,784         (9,277,789)
        2,944,638           6,254,498         14,360,456         12,422,089          13,508,873         22,786,662
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      4,482,955    $      2,944,638   $     14,272,595   $     14,360,456    $     15,291,657   $     13,508,873
=================== ================== ================== =================== ================== ===================

                                     FS-28

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              --------------------------------------

                                                                                 Total Bond
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        277,284
   Mortality and expense risk charge                                                    (48,500)
                                                                              ------------------
Net investment income(loss)                                                             228,784
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        25,470
                                                                              ------------------
Net realized gain(loss)                                                                  25,470
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           76,816
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        331,070
                                                                              ==================


                                                                                           Total Bond
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        228,784   $        212,341
   Net realized gain(loss)                                                               25,470             10,861
   Net change in unrealized appreciation/depreciation                                    76,816             36,292
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      331,070            259,494
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  432,420            463,258
   Subaccounts transfers (including fixed account), net                                 580,639            350,934
   Transfers for policyowner benefits and terminations                                 (201,566)          (356,497)
   Policyowner maintenance charges                                                     (263,823)          (224,243)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    547,670            233,452
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  878,740            492,946
Net assets at beginning of period                                                     6,182,510          5,689,564
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      7,061,250   $      6,182,510
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-29

                                                    Vanguard
--------------------------------------------------------------------------------------------------------------------
                                                                                 Stock Market
    REIT Index                               Mid-Cap                                Index
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $         84,616                       $         41,804                       $         33,856
          (12,765)                               (16,454)                               (13,033)
-------------------                    -------------------                    ------------------
           71,851                                 25,350                                 20,823
-------------------                    -------------------                    ------------------


          112,974                                104,510                                 67,978
         (717,642)                              (386,253)                              (222,699)
-------------------                    -------------------                    ------------------
         (604,668)                              (281,743)                              (154,721)
-------------------                    -------------------                    ------------------

          972,022                              1,048,168                                587,212
-------------------                    -------------------                    ------------------


 $        439,205                       $        791,775                       $        453,314
===================                    ===================                    ==================


             REIT Index                               Mid-Cap                          Stock Market Index
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         71,851    $         69,295   $         25,350   $         28,596    $         20,823   $         15,508
         (604,668)            691,782           (281,743)           425,074            (154,721)            17,536
          972,022          (1,955,813)         1,048,168         (2,083,153)            587,212         (1,008,978)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          439,205          (1,194,736)           791,775         (1,629,483)            453,314           (975,934)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          203,197             239,212            227,212            260,901             225,747            235,327
          (83,195)             41,274           (431,873)          (271,304)            (64,685)           103,561
         (122,320)            (96,596)           (91,579)          (102,427)           (116,736)          (108,560)
         (114,843)           (137,282)          (111,258)          (114,636)            (71,240)           (63,632)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (117,161)             46,608           (407,498)          (227,466)            (26,914)           166,696
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          322,044          (1,148,128)           384,277         (1,856,949)            426,400           (809,238)
        1,975,492           3,123,620          2,247,477          4,104,426           1,624,030          2,433,268
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      2,297,536    $      1,975,492   $      2,631,754   $      2,247,477    $      2,050,430   $      1,624,030
=================== ================== ================== =================== ================== ===================

                                     FS-30

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              --------------------------------------
                                                                                   Equity
                                                                                   Income
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        203,931
   Mortality and expense risk charge                                                    (30,247)
                                                                              ------------------
Net investment income(loss)                                                             173,684
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       11,896
   Net realized gain(loss) on sale of fund shares                                      (341,441)
                                                                              ------------------
Net realized gain(loss)                                                                (329,545)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          800,258
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        644,397
                                                                              ==================


                                                                                          Equity Income
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        173,684   $        142,275
   Net realized gain(loss)                                                             (329,545)           380,278
   Net change in unrealized appreciation/depreciation                                   800,258         (2,416,694)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      644,397         (1,894,141)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  350,259            382,899
   Subaccounts transfers (including fixed account), net                                 114,897            (59,793)
   Transfers for policyowner benefits and terminations                                 (247,136)           (92,420)
   Policyowner maintenance charges                                                     (236,816)          (238,009)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    (18,796)            (7,323)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  625,601         (1,901,464)
Net assets at beginning of period                                                     4,167,054          6,068,518
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      4,792,655   $      4,167,054
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-31

                                                    Vanguard
--------------------------------------------------------------------------------------------------------------------
                                                                               High Yield Bond
      Growth                                Balanced
-------------------                    -------------------                    ------------------

       2009                                   2009                                  2009
-------------------                    -------------------                    ------------------

 $         56,078                       $        197,012                       $        134,163
          (41,449)                               (34,693)                               (16,540)
-------------------                    -------------------                    ------------------
           14,629                                162,319                                117,623
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
         (407,230)                              (123,618)                               (12,565)
-------------------                    -------------------                    ------------------
         (407,230)                              (123,618)                               (12,565)
-------------------                    -------------------                    ------------------

        2,066,980                                903,105                                627,398
-------------------                    -------------------                    ------------------


 $      1,674,379                       $        941,806                       $        732,456
===================                    ===================                    ==================


               Growth                                Balanced                            High Yield Bond
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         14,629    $          5,585   $        162,319   $        141,381    $        117,623   $        125,084
         (407,230)           (133,144)          (123,618)           260,364             (12,565)           (59,867)
        2,066,980          (2,984,148)           903,105         (1,723,138)            627,398           (449,963)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,674,379          (3,111,707)           941,806         (1,321,393)            732,456           (384,746)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          575,064             671,869            608,984            310,953             156,257            152,449
         (476,139)            (84,446)           152,960             71,985            (163,575)           (41,309)
         (178,938)           (186,700)          (456,972)          (320,832)           (165,940)          (142,544)
         (334,762)           (331,683)          (251,806)          (233,732)            (94,161)           (80,395)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (414,775)             69,040             53,166           (171,626)           (267,419)          (111,799)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,259,604          (3,042,667)           994,972         (1,493,019)            465,037           (496,545)
        5,076,331           8,118,998          4,408,669          5,901,688           1,341,873          1,838,418
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      6,335,935    $      5,076,331   $      5,403,641   $      4,408,669    $      1,806,910   $      1,341,873
=================== ================== ================== =================== ================== ===================

                                     FS-32

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              --------------------------------------

                                                                                International
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $        370,988
   Mortality and expense risk charge                                                    (70,249)
                                                                              ------------------
Net investment income(loss)                                                             300,739
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (769,738)
                                                                              ------------------
Net realized gain(loss)                                                                (769,738)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        3,721,259
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      3,252,260
                                                                              ==================


                                                                                          International
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        300,739   $        282,633
   Net realized gain(loss)                                                             (769,738)         1,634,946
   Net change in unrealized appreciation/depreciation                                 3,721,259        (10,132,482)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    3,252,260         (8,214,903)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  576,375            831,198
   Subaccounts transfers (including fixed account), net                              (1,328,163)        (1,182,812)
   Transfers for policyowner benefits and terminations                                 (396,468)        (1,439,508)
   Policyowner maintenance charges                                                     (403,957)          (461,248)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,552,213)        (2,252,370)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,700,047        (10,467,273)
Net assets at beginning of period                                                     9,321,643         19,788,916
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     11,021,690   $      9,321,643
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-33

                                  Vanguard                                                 Wells Fargo
----------------------------------------------------------------------------- --------------------------------------
                                          Small Company
   Diversified                               Growth                                Discovery
-------------------                    -------------------                    ------------------

       2009                                   2009                                   2009
-------------------                    -------------------                    ------------------

 $         95,845                       $         51,422                       $           ----
          (17,166)                               (34,843)                                (1,579)
-------------------                    -------------------                    ------------------
           78,679                                 16,579                                 (1,579)
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
         (169,307)                              (245,301)                               (16,953)
-------------------                    -------------------                    ------------------
         (169,307)                              (245,301)                               (16,953)
-------------------                    -------------------                    ------------------

          664,300                              1,840,079                                 92,067
-------------------                    -------------------                    ------------------


 $        573,672                       $      1,611,357                       $         73,535
===================                    ===================                    ==================


             Diversified                       Small Company Growth                         Discovery
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         78,679    $         65,408   $         16,579   $         (3,027)   $         (1,579)  $         (2,527)
         (169,307)            145,597           (245,301)           466,614             (16,953)            (8,280)
          664,300          (1,522,633)         1,840,079         (3,328,968)             92,067           (186,715)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          573,672          (1,311,628)         1,611,357         (2,865,381)             73,535           (197,522)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          232,777             262,049            412,911            523,035              11,683             18,819
           52,838            (210,053)          (299,868)          (256,878)            (25,707)           (53,153)
         (150,892)           (227,066)          (130,922)          (209,458)               (815)            (9,563)
         (122,229)           (118,209)          (226,884)          (223,480)            (11,549)           (13,509)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           12,494            (293,279)          (244,763)          (166,781)            (26,388)           (57,406)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          586,166          (1,604,907)         1,366,594         (3,032,162)             47,147           (254,928)
        2,242,810           3,847,717          4,240,490          7,272,652             207,323            462,251
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      2,828,976    $      2,242,810   $      5,607,084   $      4,240,490    $        254,470   $        207,323
=================== ================== ================== =================== ================== ===================

                                     FS-34

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Wells Fargo
                                                                              --------------------------------------

                                                                                 Opportunity
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (2,142)
                                                                              ------------------
Net investment income(loss)                                                              (2,142)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (35,165)
                                                                              ------------------
Net realized gain(loss)                                                                 (35,165)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          147,611
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        110,304
                                                                              ==================


                                                                                           Opportunity
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (2,142)  $          4,543
   Net realized gain(loss)                                                              (35,165)            84,222
   Net change in unrealized appreciation/depreciation                                   147,611           (270,208)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      110,304           (181,443)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   16,165             20,132
   Subaccounts transfers (including fixed account), net                                 (20,604)           (13,778)
   Transfers for policyowner benefits and terminations                                   (3,920)            (5,133)
   Policyowner maintenance charges                                                      (12,947)           (12,885)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    (21,306)           (11,664)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   88,998           (193,107)
Net assets at beginning of period                                                       264,072            457,179
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        353,070   $        264,072
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-35

                              American Century                                         Franklin Templeton
----------------------------------------------------------------------------- --------------------------------------

     Mid Cap                              International                          Global Inc.
-------------------                    -------------------                    ------------------

       2009                                   2009                                  2009
-------------------                    -------------------                    ------------------

 $          3,100                       $            142                       $         34,467
             (502)                                  (200)                                (1,858)
-------------------                    -------------------                    ------------------
            2,598                                    (58)                                32,609
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
           (7,662)                                (1,206)                                   (99)
-------------------                    -------------------                    ------------------
           (7,662)                                (1,206)                                   (99)
-------------------                    -------------------                    ------------------

           23,891                                  8,008                                  7,732
-------------------                    -------------------                    ------------------


 $         18,827                       $          6,744                       $         40,242
===================                    ===================                    ==================


               Mid Cap                             International                           Global Inc.
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          2,598    $           (290)  $            (58)  $            (62)   $         32,609   $            637
           (7,662)             (1,601)            (1,206)            (2,900)                (99)              (907)
           23,891             (15,086)             8,008             (4,984)              7,732              2,654
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           18,827             (16,977)             6,744             (7,946)             40,242              2,384
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            4,739               5,391              2,917                225              13,056              4,278
          (21,702)             88,887             52,761             14,828             319,927            102,518
           (3,718)               (646)            (6,921)              ----              (5,260)              (319)
           (3,086)             (1,911)              (814)              (173)             (8,757)            (2,619)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (23,767)             91,721             47,943             14,880             318,966            103,858
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           (4,940)             74,744             54,687              6,934             359,208            106,242
           74,744                ----              6,934               ----             106,242               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $         69,804    $         74,744   $         61,621   $          6,934    $        465,450   $        106,242
=================== ================== ================== =================== ================== ===================

                                     FS-36

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------

                                                                                 Utilities IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $          3,539
   Mortality and expense risk charge                                                       (624)
                                                                              ------------------
Net investment income(loss)                                                               2,915
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        (4,215)
                                                                              ------------------
Net realized gain(loss)                                                                  (4,215)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                           29,045
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         27,745
                                                                              ==================


                                                                                          Utilities IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          2,915   $           (143)
   Net realized gain(loss)                                                               (4,215)            (3,829)
   Net change in unrealized appreciation/depreciation                                    29,045            (11,987)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       27,745            (15,959)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    6,355                684
   Subaccounts transfers (including fixed account), net                                  65,536             48,643
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                       (4,415)            (1,096)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     67,476             48,231
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   95,221             32,272
Net assets at beginning of period                                                        32,272               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        127,493   $         32,272
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-37

                 MFS                                                      Summit
-------------------------------------- -----------------------------------------------------------------------------

     Research                                Natural                               Zenith
-------------------                    -------------------                    ------------------

       2009                                   2009                                  2009
-------------------                    -------------------                    ------------------

 $            621                       $            956                       $          5,363
           (1,711)                                (1,782)                                (1,833)
-------------------                    -------------------                    ------------------
           (1,090)                                  (826)                                 3,530
-------------------                    -------------------                    ------------------


             ----                                   ----                                    583
            3,715                                (13,539)                                 2,981
-------------------                    -------------------                    ------------------
            3,715                                (13,539)                                 3,564
-------------------                    -------------------                    ------------------

           81,537                                 86,463                                 51,173
-------------------                    -------------------                    ------------------


 $         84,162                       $         72,098                       $         58,267
===================                    ===================                    ==================


              Research                                Natural                                Zenith
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         (1,090)   $           (143)  $           (826)  $           (235)   $          3,530   $          1,237
            3,715              (3,268)           (13,539)            (9,625)              3,564                614
           81,537             (15,330)            86,463            (67,280)             51,173              5,384
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           84,162             (18,741)            72,098            (77,140)             58,267              7,235
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           36,510               2,118             19,385              3,918              37,289              1,954
          294,254              51,189            220,684            179,088             (35,998)           256,068
           (1,431)               ----               ----             (3,215)            (16,560)              ----
          (13,722)               (690)           (12,534)            (4,988)            (14,975)              (921)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          315,611              52,617            227,535            174,803             (30,244)           257,101
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          399,773              33,876            299,633             97,663              28,023            264,336
           33,876                ----             97,663               ----             264,336               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        433,649    $         33,876   $        397,296   $         97,663    $        292,359   $        264,336
=================== ================== ================== =================== ================== ===================

                                     FS-38

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             T. Rowe
                                                                              --------------------------------------

                                                                                  Blue Chip
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2009
------------------------                                                      ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                     (3,298)
                                                                              ------------------
Net investment income(loss)                                                              (3,298)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (10,511)
                                                                              ------------------
Net realized gain(loss)                                                                 (10,511)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          183,063
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        169,254
                                                                              ==================


                                                                                            Blue Chip
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2009               2008
-----------------------------------                                           ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (3,298)  $           (795)
   Net realized gain(loss)                                                              (10,511)           (33,086)
   Net change in unrealized appreciation/depreciation                                   183,063           (103,715)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      169,254           (137,596)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   59,204             25,817
   Subaccounts transfers (including fixed account), net                                 227,912            393,546
   Transfers for policyowner benefits and terminations                                  (18,547)            (2,828)
   Policyowner maintenance charges                                                      (23,436)            (8,014)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    245,133            408,521
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  414,387            270,925
Net assets at beginning of period                                                       270,925               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        685,312   $        270,925
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                     FS-39

           Morgan Stanley                                                 Pimco
-------------------------------------- -----------------------------------------------------------------------------
     Emerging
      Markets                              Commodity                            Total Return
-------------------                    -------------------                    ------------------

       2009                                   2009                                  2009
-------------------                    -------------------                    ------------------

 $           ----                       $          7,397                       $          9,521
           (4,931)                                  (464)                                (1,646)
-------------------                    -------------------                    ------------------
           (4,931)                                 6,933                                  7,875
-------------------                    -------------------                    ------------------


             ----                                 16,039                                 20,637
           21,109                                  1,238                                     98
-------------------                    -------------------                    ------------------
           21,109                                 17,277                                 20,735
-------------------                    -------------------                    ------------------

          344,406                                 (3,236)                               (10,537)
-------------------                    -------------------                    ------------------


 $        360,584                       $         20,974                       $         18,073
===================                    ===================                    ==================


          Emerging Markets                           Commodity                            Total Return
-------------------------------------- -------------------------------------- --------------------------------------

       2009               2008                2009               2008               2009                2008
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         (4,931)   $           (639)  $          6,933   $           ----    $          7,875   $           ----
           21,109               8,459             17,277               ----              20,735               ----
          344,406            (109,767)            (3,236)              ----             (10,537)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          360,584            (101,947)            20,974               ----              18,073               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           35,263              12,064              5,751               ----              17,707               ----
          907,977             289,900            194,008               ----             689,670               ----
           (9,420)             (1,031)              (212)              ----              (3,276)              ----
          (19,460)             (4,241)            (2,389)              ----              (8,811)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          914,360             296,692            197,158               ----             695,290               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,274,944             194,745            218,132               ----             713,363               ----
          194,745                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      1,469,689    $        194,745   $        218,132   $           ----    $        713,363   $           ----
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2009 AND 2008

1.  ORGANIZATION
----------------

    Ameritas Life Insurance Corp. Separate Account LLVL (the "Account") was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support variable life products issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2009 there are sixty-eight subaccounts available within the Account listed as follows:

     Calvert Asset Management                                Fidelity Management & Research Company,
     Company, Inc. (Advisor) (See Note 3)                    continued
       Calvert (Fund)                                           Fidelity, continued
        *Balanced (Subaccount)                                   *Mid Cap SC
        *International Equity                                    *Overseas IC
        *Mid Cap                                                  (Commenced June 3, 2005)
        *Social Equity                                           *Strategic IC
         (Commenced August 4, 2009)                               (Commenced May 7, 2008)
                                                                 *Equity Inc. IC
       Ameritas                                                   (Commenced May 26, 2009)
        *MidCap                                                  *High Income IC
        *Small Cap                                                (Commenced May 1, 2009)
        *Core Strategies                                         *Mid Cap IC
         (Commenced April 30, 2008)                               (Commenced July 6, 2009)

     Deutsche Investment Management Americas                 Invesco AIM Advisors, Inc.
     Inc.                                                       AIM
       Scudder                                                   *Financial
        *Equity 500                                              *Health
        *Small Cap                                               *Technology
        *Mid Value                                               *Intl. Growth
         (Commenced June 18, 2008)                                (Commenced May 2, 2008)
        *Global                                                  *Leisure
         (Commenced June 9, 2008)                                 (Commenced July 16, 2008)
        *Health Care
         (Commenced July 21, 2008)                           Janus Capital Management LLC
                                                                Janus
     Fidelity Management & Research Company                      *Growth
       Fidelity                                                  (formerly Janus Aspen Large Cap Growth Portfolio)
        *Contrafund IC
         (Commenced November 22, 2005)
        *Contrafund SC
        *High Income SC
        *Inv. Grade Bond IC

                                     FS-41

1.  ORGANIZATION, continued
---------------------------

    Neuberger Berman Management Inc.                         Schroder Investment Management North
       Neuberger Berman                                      America, Inc. and Baillie Gifford Overseas Ltd.
        *Balanced                                               Vanguard
        *Growth                                                  *International
        *Guardian
        *Bond                                                Barrow, Hanley, Mewhinney & Strauss, Inc.
        *Mid-Cap                                                Vanguard
        *Partners                                                *Diversified
        *Regency
         (Commenced June 30, 2008)                           Granahan Investment Management, Inc. and
                                                             Grantham, Mayo, Van Otterloo & Co. LLC
    Rydex Investments                                           Vanguard
       Rydex                                                     *Small Company Growth
        *Nova
        *NASDAQ                                              Wells Fargo Funds Management, LLC
        *Precious Metals                                        Wells Fargo
        *Inv. S&P 500                                            *Discovery
        *Gov. Long Bond                                           (Commenced April 8, 2005)
        *Sector Rotation (A)                                     *Opportunity
         (formerly Rydex Sector Rotation Fund
         Portfolio)                                          American Century Investment Management,
                                                             Inc.
    Third Avenue Management LLC                                 American Century
       Third Avenue                                              *Mid Cap
        *Value                                                    (Commenced April 30, 2008)

    The Vanguard Group. Inc.                                 American Century Global Investment
       Vanguard                                              Management, Inc.
        *Money Market                                           American Century
        *Equity Index                                            *International
        *Total Bond                                               (Commenced May 7, 2008)
        *REIT Index
        *Mid-Cap                                             Templeton Global Advisors Limited
        *Stock Market Index                                     Franklin Templeton
         (Commenced May 9, 2005)                                 *Global Inc. (formerly Templeton Global
                                                                  Income Securities Fund Portfolio, Class 2)
    The Vanguard Group. Inc. and Wellington                       (Commenced April 30, 2008)
    Management Company, LLP
       Vanguard                                              Massachusetts Financial Service Company
        *Equity Income                                          MFS
                                                                 *Utilities IC
    AllianceBerstein L.P. and William Blair &                     (Commenced May 7, 2008)
    Company, L.L.C.                                              *Research
       Vanguard                                                   (Commenced June 2, 2008)
        *Growth
                                                             Calvert Asset Management Company, Inc.
    Wellington Management Company, LLP                       (See Note 3)
       Vanguard                                                 Summit
        *Balanced                                                *Natural
        *High Yield Bond                                          (Commenced May 7, 2008)
                                                                 *Zenith
                                                                  (Commenced December 12, 2008)

                                     FS-42

1.  ORGANIZATION, continued
---------------------------

    T. Rowe Prices Associates, Inc.                          Pacific Investment Management Company LLC
       T.Rowe                                                Pimco
        *Blue Chip                                               *Commodity
         (Commenced April 30, 2008)                               (Commenced May 1, 2009)
                                                                 *Total Return
    Morgan Stanley Investment Management Inc.,                    (Commenced May 1, 2009)
    dba Van Kampken
       Morgan Stanley
        *Emerging Markets
         (Commenced April 30, 2008)

(A) These subaccounts have no activity since inception.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------

    BASIS OF ACCOUNTING
    The financial statements included herein have been prepared in accordance with accounting principles accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    ACCOUNTING PRONOUNCEMENTS
    Effective January 1, 2008, the Account adopted new guidance on Fair Value Measurements issued by the Financial Accounting Standards Board. This guidance establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The adoption of the guidance had no impact on any subaccounts' financial position or results of operations.

    The Fair Value Measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires that each asset and liability carried at fair value be classified into one of the following categories:

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES,
-------------------------------------------------------------------------
continued
---------

    ACCOUNTING PRONOUNCEMENTS, continued
     o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
     o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
     o Level 3 - Unobservable inputs that are not corroborated by market data.

    Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

    FEDERAL AND STATE TAXES
    The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES
-------------------

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas, Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2009 and 2008, as follows:

                                                                      Investment Advisory         Management/
                                                                              Fee              Administrative Fee
                                                                     ----------------------  -----------------------
     Ameritas:
       MidCap                                                            0.00800                 0.00050
       Small Cap                                                         0.00850                 0.00050
       Core Strategies                                                   0.00750                 0.00050
     Calvert:
       Balanced                                                          0.00425                 0.00275
       International Equity                                              0.00750                 0.00350
       Mid Cap                                                           0.00650                 0.00250
       Social Equity                                                     0.00500                 0.00200
     Summit:
       Natural                                                           0.00550                 0.00100
       Zenith                                                            0.00640                 0.00100

    On December 12, 2008, Calvert Asset Management Company (CAMCO) consummated a transaction with Summit Investment Partners, Inc., an affiliated entity, whereby CAMCO became the investment advisor to the Summit Mutual Funds, Inc.

                                     FS-44

4.  PURCHASES AND SALES OF INVESTMENTS
--------------------------------------

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2009 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Calvert:
      Balanced                                                         $            20,271      $           23,775
      International Equity                                                          22,397                  29,200
      Mid Cap                                                                         ----                  71,484
      Social Equity                                                                  4,872                      29

    Ameritas:
      MidCap                                                                       105,733                  78,020
      Small Cap                                                                     17,630                  14,213
      Core Strategies                                                              106,963                  41,478

    Scudder:
      Equity 500                                                                    41,693               1,109,549
      Small Cap                                                                    306,553                 838,799
      Mid Value                                                                    328,437                 104,359
      Global                                                                        13,645                  10,032
      Healthcare                                                                    15,126                  13,608

    Fidelity:
      Contrafund IC                                                                676,449                 515,983
      Contrafund SC                                                                436,092                  54,376
      High Income SC                                                               163,984                   1,474
      Inv. Grade Bond IC                                                           102,538                  33,947
      Mid Cap SC                                                                   285,968                 334,928
      Overseas IC                                                                  335,609               1,607,658
      Strategic IC                                                                 751,648                 542,641
      Equity Inc. IC                                                                 5,511                   2,595
      High Income IC                                                               196,051                  13,351
      Mid Cap IC                                                                    36,241                   1,790

    AIM:
      Financial                                                                    124,399                  53,100
      Health                                                                        55,655                  89,370
      Technology                                                                   232,598                  70,979
      Intl. Growth                                                                 413,919                  39,512
      Leisure                                                                           43                     323

    Janus:
      Growth                                                                           619                  46,042

    Neuberger Berman:
      Balanced                                                                     104,796                 195,356
      Growth                                                                        61,587                 193,147
      Guardian                                                                         536                     113
      Bond                                                                         537,411                 612,033
      Mid-Cap                                                                        1,697                   1,180
      Partners                                                                     494,664                 482,856
      Regency                                                                       13,343                   1,975

                                     FS-45

4.  PURCHASES AND SALES OF INVESTMENTS, continued
-------------------------------------------------
                                                                           Purchases                 Sales
                                                                     ----------------------  ----------------------
    Rydex:
      Nova                                                              $        1,570,371      $        1,464,434
      NASDAQ                                                                     2,082,330               2,066,180
      Precious Metals                                                            2,082,187               2,226,310
      Inv. S&P 500                                                               1,685,360               1,517,908
      Gov. Long Bond                                                               199,320                 308,565
      Sector Rotation                                                                 ----                    ----

    Third Avenue:
      Value                                                                     1,734,353                 671,943

    Vanguard:
      Money Market                                                               9,817,949               9,905,809
      Equity Index                                                               1,562,681               2,600,070
      Total Bond                                                                 1,678,204                 901,751
      REIT Index                                                                   609,061                 541,398
      Mid-Cap                                                                      575,666                 853,304
      Stock Market Index                                                           589,026                 527,139
      Equity Income                                                                885,987                 719,203
      Growth                                                                       425,674                 825,820
      Balanced                                                                   1,216,787               1,001,302
      High Yield Bond                                                            1,518,617               1,668,414
      International                                                              1,306,766               2,558,240
      Diversified                                                                  591,229                 500,055
      Small Company Growth                                                         377,776                 605,960

    Wells Fargo:
      Discovery                                                                     13,539                  41,506
      Opportunity                                                                   19,909                  43,357

    American Century:
      Mid Cap                                                                       68,527                  89,696
      International                                                                 59,302                  11,418

    Franklin Templeton:
      Global Inc.                                                                  401,439                  49,865

    MFS:
      Utilities IC                                                                 106,339                  35,947
      Research                                                                     356,805                  42,284

    Summit:
      Natural                                                                      333,134                 106,426
      Zenith                                                                        35,925                  62,057

    T. Rowe:
      Blue Chip                                                                    327,189                  85,354

                                     FS-46

4.  PURCHASES AND SALES OF INVESTMENTS, continued
-------------------------------------------------
                                                                           Purchases                 Sales
                                                                     ----------------------  ----------------------
    Morgan Stanley:
      Emerging Markets                                                  $        1,480,319      $          570,890

    Pimco:
      Commodity                                                                    249,237                  29,107
      Total Return                                                                 737,547                  13,745

5. FINANCIAL HIGHLIGHTS
-----------------------

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .60 percent and .75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $10 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including policyowners death benefit amount and account value.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                         Net Assets    Income        Expense            Total
                       Value ($)           Units           ($)       Ratio %        Ratio %           Return %
                    ----------------- -------------- -------------- --------- ---------------- ---------------------
                      Min     Max                                               Min      Max      Min       Max
 Calvert:
 Balanced
 --------
 2009                   1.64    2.10         38,560         79,944     2.46       0.70    0.75     19.14     24.36
 2008                   1.69    1.69         42,491         71,822     2.33       0.75    0.75    (31.84)   (31.84)
 2007                   2.48    2.48         54,505        135,162     3.22       0.75    0.75      1.98      1.98
 2006                   2.43    2.43         23,910         58,137     2.84       0.75    0.75      7.96      7.96
 2005                   2.25    2.25         16,891         38,042     0.76       0.75    0.75      4.87      4.87

                                     FS-47

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                         Net Assets    Income        Expense            Total
                       Value ($)           Units           ($)       Ratio %        Ratio %           Return %
                    ----------------- -------------- -------------- --------- ---------------- ---------------------
                      Min     Max                                               Min      Max      Min       Max
 Calvert, continued:
 International Equity
 --------------------
 2009                  16.91   18.19          7,865        140,796     0.65       0.60    0.75     20.74     20.92
 2008                  13.98   15.06          8,268        123,075     2.29       0.60    0.75    (47.39)   (47.31)
 2007                  26.54   28.63          8,349        236,537     0.99       0.60    0.75      1.80      1.96
 2006                  26.03   28.12         14,656        402,702     0.92       0.60    0.75     26.58     26.77
 2005                  20.53   22.21          6,797        149,758     0.29       0.60    0.75      9.12      9.27

 Mid Cap
 -------
 2009                  27.77   27.77          4,980        138,286     ----       0.75    0.75     31.03     31.03
 2008                  21.19   21.19          7,846        166,269     ----       0.75    0.75    (37.66)   (37.66)
 2007                  34.00   34.00         16,519        561,577     ----       0.75    0.75      9.34      9.34
 2006                  31.09   31.09         16,144        501,964     ----       0.75    0.75      6.08      6.08
 2005                  29.31   29.31         15,797        463,024     ----       0.75    0.75     (0.33)    (0.33)

 Social Equity
 -------------
 2009                  17.44   17.44            295          5,136     0.37       0.70    0.70     11.78     11.78
 2008                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Ameritas:
 MidCap
 ------
 2009                  38.37   38.37          6,293        241,429     ----       0.60    0.60     51.05     51.05
 2008                  25.40   25.40          5,438        138,120     ----       0.60    0.60    (57.74)   (57.74)
 2007                  60.10   60.10         11,570        695,363     ----       0.60    0.60     33.88     33.88
 2006                  44.89   44.89          5,412        242,983     ----       0.60    0.60      8.60      8.60
 2005                  41.34   41.34          5,762        238,199     ----       0.60    0.60     10.61     10.61

 Small Cap
 ---------
 2009                  30.21   30.21          1,546         46,685     0.07       0.60    0.60     33.97     33.97
 2008                  22.55   22.55          1,265         28,517     ----       0.60    0.60    (37.38)   (37.38)
 2007                  36.01   36.01          1,096         39,455     ----       0.60    0.60     11.13     11.13
 2006                  32.40   32.40            996         32,258     ----       0.60    0.60     19.84     19.84
 2005                  27.04   27.04            626         16,937     ----       0.60    0.60      2.02      2.02

 Core Strategies
 ---------------
 2009                  17.35   17.41         16,263        282,354     1.52       0.60    0.75     42.37     42.58
 2008                  12.18   12.21         11,271        137,370     1.14       0.60    0.75    (36.31)   (35.22)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

                                     FS-48

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                         Net Assets    Income        Expense            Total
                       Value ($)           Units           ($)       Ratio %        Ratio %           Return %
                    ----------------- -------------- -------------- --------- ---------------- ---------------------
                      Min     Max                                               Min      Max      Min       Max
 Scudder:
 Equity 500
 ----------
 2009                  12.75   12.75         10,179        129,761     6.06       0.60    0.60     25.57     25.57
 2008                  10.15   10.15        115,829      1,175,847     2.54       0.60    0.60    (37.53)   (37.53)
 2007                  16.25   16.25        141,595      2,300,889     1.52       0.60    0.60      4.66      4.66
 2006                  15.53   15.53        149,967      2,328,310     1.09       0.60    0.60     14.83     14.83
 2005                  13.52   13.52        196,160      2,652,080     1.56       0.60    0.60      4.05      4.05

 Small Cap
 ---------
 2009                  14.58   14.69         47,838        699,854     2.10       0.60    0.75     25.63     25.82
 2008                  11.60   11.67         94,895      1,105,477     1.62       0.60    0.75    (34.62)   (34.52)
 2007                  17.75   17.82         93,184      1,658,592     0.86       0.60    0.75     (2.63)    (2.49)
 2006                  18.23   18.28         96,802      1,767,676     0.62       0.60    0.75     16.62     16.79
 2005                  15.63   15.65         94,039      1,471,122     0.62       0.60    0.75      3.49      3.64

 Mid Value
 ---------
 2009                  10.16   10.20         42,907        436,398     1.73       0.60    0.75     28.74     28.93
 2008                   7.89    7.91         20,496        161,895     ----       0.60    0.75    (30.73)   (30.62)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Global
 ------
 2009                   8.31    8.31          1,586         13,183     0.84       0.75    0.75     42.75     42.75
 2008                   5.82    5.82            906          5,275     ----       0.75    0.75    (44.10)   (44.10)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Health Care
 -----------
 2009                  11.42   11.46          1,171         13,372     0.94       0.70    0.75      2.58     21.28
 2008                   9.42    9.42          1,143         10,764     ----       0.75    0.75    (21.38)   (21.38)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Fidelity:
 Contrafund IC
 -------------
 2009                  21.04   30.84         79,146      2,378,631     1.46       0.70    0.75     34.70     49.85
 2008                  22.89   22.89         70,647      1,617,443     1.00       0.75    0.75    (42.94)   (42.94)
 2007                  40.13   40.13         69,830      2,802,064     1.13       0.75    0.75     16.71     16.71
 2006                  34.38   34.38         46,444      1,596,805     1.67       0.75    0.75     10.89     10.89
 2005                  31.01   31.01          9,097        282,064     ----       0.75    0.75     (0.01)    (0.01)

                                     FS-49

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                         Net Assets    Income        Expense            Total
                       Value ($)           Units           ($)       Ratio %        Ratio %           Return %
                    ----------------- -------------- -------------- --------- ---------------- ---------------------
                      Min     Max                                               Min      Max      Min       Max
 Fidelity, continued:
 Contrafund SC
 -------------
 2009                  31.36   31.36         26,726        838,099     2.01       0.60    0.60     34.86     34.86
 2008                  23.25   23.25         14,380        334,374     0.99       0.60    0.60    (42.96)   (42.96)
 2007                  40.76   40.76         15,199        619,584     0.90       0.60    0.60     16.80     16.80
 2006                  34.90   34.90         13,447        469,291     1.15       0.60    0.60     10.93     10.93
 2005                  31.46   31.46          9,137        287,487     0.16       0.60    0.60     16.15     16.15

 High Income SC
 --------------
 2009                  10.98   10.98         17,630        193,637    20.90       0.60    0.60     42.92     42.92
 2008                   7.69    7.69          3,445         26,473     8.88       0.60    0.60    (25.51)   (25.51)
 2007                  10.32   10.32          3,771         38,907     8.21       0.60    0.60      2.04      2.04
 2006                  10.11   10.11          3,835         38,777     7.65       0.60    0.60     10.52     10.52
 2005                   9.15    9.15          3,931         35,961    14.97       0.60    0.60      1.91      1.91

 Inv. Grade Bond IC
 ------------------
 2009                  13.60   19.54         17,200        335,210     9.21       0.60    0.70      9.10     15.03
 2008                  16.99   16.99         15,006        254,901     4.03       0.60    0.60     (3.83)    (3.83)
 2007                  17.66   17.66         28,922        510,829     4.24       0.60    0.60      3.72      3.72
 2006                  17.03   17.03         31,317        533,289     3.95       0.60    0.60      3.73      3.73
 2005                  16.42   16.42         30,063        493,533     3.41       0.60    0.60      1.58      1.58

 Mid Cap SC
 ----------
 2009                  37.14   37.56         74,605      2,775,086     0.61       0.60    0.75     38.97     39.18
 2008                  26.73   26.99         77,727      2,080,589     0.36       0.60    0.75    (39.96)   (39.87)
 2007                  44.52   44.88         82,578      3,681,626     0.74       0.60    0.75     14.62     14.79
 2006                  38.84   39.09         97,450      3,788,221     0.25       0.60    0.75     11.75     11.92
 2005                  34.75   34.93         95,709      3,328,881     ----       0.60    0.75     17.33     17.50

 Overseas IC
 -----------
 2009                  19.62   19.78         33,863        664,895     1.13       0.60    0.75     25.59     25.78
 2008                  15.62   15.73        113,751      1,784,728     2.61       0.60    0.75    (44.23)   (44.14)
 2007                  28.00   28.15        123,850      3,480,164     3.60       0.60    0.75     16.43     16.61
 2006                  24.05   24.14         98,852      2,384,752     0.31       0.60    0.75     17.20     17.38
 2005                  20.52   20.57         18,105        372,073     ----       0.60    0.75     11.85     20.93

 Strategic IC
 ------------
 2009                  11.56   12.20         26,324        319,942     7.48       0.60    0.75     28.59     29.05
 2008                   9.45    9.45          6,297         59,510     9.01       0.75    0.75    (12.26)   (12.26)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

                                     FS-50

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                         Net Assets    Income        Expense            Total
                       Value ($)           Units           ($)       Ratio %        Ratio %           Return %
                    ----------------- -------------- -------------- --------- ---------------- ---------------------
                      Min     Max                                               Min      Max      Min       Max
 Fidelity, continued:
 Equity Inc. IC
 --------------
 2009                  17.71   17.71            230          4,070     2.17       0.70    0.70     24.38     24.38
 2008                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 High Income IC
 --------------
 2009                   5.67    6.41         33,584        191,086    12.01       0.70    0.75     23.98     24.02
 2008                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Mid Cap IC
 ----------
 2009                  25.75   25.75          1,580         40,702     0.60       0.70    0.70     26.55     26.55
 2008                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 AIM:
 Financial
 ---------
 2009                   6.95    7.07         28,620        199,870     3.95       0.60    0.75     26.48     26.67
 2008                   5.49    5.58         17,799         97,900     4.02       0.60    0.75    (59.75)   (59.69)
 2007                  13.64   13.84          8,165        111,635     1.72       0.60    0.75    (22.80)   (22.68)
 2006                  17.67   17.90          8,734        154,552     2.26       0.60    0.75     15.58     15.75
 2005                  15.29   15.46          5,917         90,602     1.93       0.60    0.75      5.12      5.28

 Health
 ------
 2009                  20.62   21.00         13,802        285,646     0.33       0.60    0.75     26.72     26.91
 2008                  16.27   16.55         15,577        254,023     ----       0.60    0.75    (29.15)   (29.05)
 2007                  22.97   23.32         15,364        353,380     ----       0.60    0.75     11.02     11.18
 2006                  20.69   20.98         14,938        309,299     ----       0.60    0.75      4.45      4.60
 2005                  19.81   20.05         13,937        276,163     ----       0.60    0.75      7.34      7.49

 Technology
 ----------
 2009                  12.35   12.69         52,458        655,775     ----       0.60    0.75     56.23     56.46
 2008                   7.90    8.11         33,620        267,136     ----       0.60    0.75    (44.92)   (44.84)
 2007                  14.35   14.70         37,491        540,329     ----       0.60    0.75      6.90      7.06
 2006                  13.42   13.74         27,435        369,094     ----       0.60    0.75      9.66      9.82
 2005                  12.24   12.51         20,643        253,286     ----       0.60    0.75      1.41      1.57

                                     FS-51

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                         Net Assets    Income        Expense            Total
                       Value ($)           Units           ($)       Ratio %        Ratio %           Return %
                    ----------------- -------------- -------------- --------- ---------------- ---------------------
                      Min     Max                                               Min      Max      Min       Max
 AIM, continued:
 Intl. Growth
 ------------
 2009                  26.33   26.78         15,551        410,854     4.30       0.60    0.75      2.68     34.23
 2008                  19.95   19.95            562         11,208     0.69       0.75    0.75    (37.85)   (37.85)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Leisure
 -------
 2009                   6.55    6.55           ----           ----     ----       0.75    0.75    (11.52)   (11.52)
 2008                   7.19    7.19             45            323     1.24       0.75    0.75    (31.35)   (31.35)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Janus:
 Growth
 ------
 2009                  21.01   21.01          4,900        102,947     0.54       0.75    0.75     35.34     35.34
 2008                  15.52   15.52          7,232        112,264     0.73       0.75    0.75    (40.17)   (40.17)
 2007                  25.95   25.95          8,725        226,396     0.70       0.75    0.75     14.23     14.23
 2006                  22.71   22.71         10,536        239,330     0.48       0.75    0.75     10.55     10.55
 2005                  20.55   20.55         11,913        244,780     0.34       0.75    0.75      3.51      3.51

 Neuberger Berman:
 Balanced
 --------
 2009                  15.44   27.38         26,614        562,643     3.44       0.60    0.75     21.55     21.74
 2008                  12.69   22.52         29,966        549,016     3.62       0.60    0.75    (39.60)   (39.51)
 2007                  20.97   37.29         35,137      1,070,995     1.21       0.60    0.75     14.74     14.91
 2006                  18.25   32.50         35,012        949,512     0.82       0.60    0.75      9.85     10.01
 2005                  16.59   29.59         30,820        764,929     0.92       0.60    0.75      8.37      8.53

 Growth
 ------
 2009                  43.12   43.12         26,055      1,123,385     ----       0.75    0.75     29.39     29.39
 2008                  33.32   33.32         29,626        987,242     ----       0.75    0.75    (44.10)   (44.10)
 2007                  59.61   59.61         39,019      2,326,065     ----       0.75    0.75     21.78     21.78
 2006                  48.95   48.95         33,681      1,648,780     ----       0.75    0.75     13.22     13.22
 2005                  43.24   43.24         38,459      1,662,859     ----       0.75    0.75     12.66     12.66

                                     FS-52

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                         Net Assets    Income        Expense            Total
                       Value ($)           Units           ($)       Ratio %        Ratio %           Return %
                    ----------------- -------------- -------------- --------- ---------------- ---------------------
                      Min     Max                                               Min      Max      Min       Max

 Neuberger Berman, continued:
 Guardian
 --------
 2009                  17.88   17.88            403          7,200     1.21       0.60    0.60     28.91     28.91
 2008                  13.87   13.87            376          5,219     0.29       0.60    0.60    (37.62)   (37.62)
 2007                  22.24   22.24          4,542        101,018     0.28       0.60    0.60      6.74      6.74
 2006                  20.83   20.83          4,676         97,423     0.69       0.60    0.60     12.70     12.70
 2005                  18.49   18.49          4,699         86,866     0.13       0.60    0.60      7.75      7.75

 Bond
 ----
 2009                  15.08   21.46         15,469        331,582     6.60       0.60    0.75     12.48     12.72
 2008                  13.37   19.08         19,823        377,847     4.81       0.60    0.75    (14.08)   (14.06)
 2007                  15.56   22.21         21,405        474,832     2.58       0.60    0.75      3.98      3.99
 2006                  14.97   21.35         23,842        508,670     3.18       0.60    0.75      3.43      3.45
 2005                  14.47   20.65         25,284        502,223     3.03       0.60    0.75      0.69      0.84

 Mid-Cap
 -------
 2009                  19.96   19.96            486          9,696     ----       0.60    0.60     30.82     30.82
 2008                  15.26   15.26            452          6,903     ----       0.60    0.60    (43.71)   (43.71)
 2007                  27.11   27.11          7,481        202,823     ----       0.60    0.60     21.79     21.79
 2006                  22.26   22.26            739         16,440     ----       0.60    0.60     14.01     14.01
 2005                  19.52   19.52            696         13,583     ----       0.60    0.60     13.06     13.06

 Partners
 --------
 2009                  29.14   29.14         83,880      2,444,054     2.61       0.75    0.75     54.91     54.91
 2008                  18.81   18.81        100,593      1,892,072     0.53       0.75    0.75    (52.75)   (52.75)
 2007                  39.81   39.81         98,469      3,919,804     0.64       0.75    0.75      8.52      8.52
 2006                  36.68   36.68        106,069      3,890,949     0.73       0.75    0.75     11.41     11.41
 2005                  32.93   32.93        106,958      3,521,816     1.02       0.75    0.75     17.17     17.17

 Regency
 -------
 2009                  12.74   12.74          1,229         15,658     2.27       0.75    0.75     45.47     45.47
 2008                   8.76    8.76            206          1,805     1.49       0.75    0.75    (42.13)   (42.13)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Rydex:
 Nova
 ----
 2009                   8.45    8.74         61,746        539,647     1.00       0.60    0.75     34.50     34.75
 2008                   6.27    6.50         49,750        323,256     0.34       0.60    0.75    (54.82)   (54.75)
 2007                  13.85   14.39         64,357        921,943     1.28       0.60    0.75      0.37      0.52
 2006                  13.78   14.33         58,048        827,572     1.26       0.60    0.75     18.39     18.56
 2005                  11.62   12.11         65,483        789,542     0.35       0.60    0.75      3.19      3.35

                                     FS-53

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                         Net Assets    Income        Expense            Total
                       Value ($)           Units           ($)       Ratio %        Ratio %           Return %
                    ----------------- -------------- -------------- --------- ---------------- ---------------------
                      Min     Max                                               Min      Max      Min       Max
 Rydex, continued:
 NASDAQ
 ------
 2009                  15.66   15.79         69,557      1,097,606     ----       0.60    0.75     50.87     51.09
 2008                  10.37   10.46         68,530        716,416     0.16       0.60    0.75    (42.35)   (42.26)
 2007                  17.95   18.15         77,105      1,397,789     0.09       0.60    0.75     16.94     17.12
 2006                  15.33   15.52         74,339      1,152,542     ----       0.60    0.75      4.99      5.14
 2005                  14.58   14.78        101,835      1,504,114     ----       0.60    0.75      0.36      0.51

 Precious Metals
 ---------------
 2009                  12.78   13.02        134,964      1,730,146     ----       0.60    0.75     48.13     48.35
 2008                   8.63    8.77        153,364      1,324,112     ----       0.60    0.75    (39.02)   (38.93)
 2007                  14.15   14.37        145,182      2,057,479     ----       0.60    0.75     18.66     18.84
 2006                  11.93   12.09        139,032      1,660,108     ----       0.60    0.75     20.53     20.71
 2005                   9.90   10.02         89,420        885,173     ----       0.60    0.75     19.99     20.17

 Inv. S&P 500
 ------------
 2009                   4.66    5.15         71,767        368,944     ----       0.60    0.75    (28.09)   (27.95)
 2008                   6.46    7.15         49,839        348,680     0.71       0.60    0.75     38.21     38.45
 2007                   4.67    5.18         44,286        228,852     3.42       0.60    0.75      0.07      0.32
 2006                   4.65    5.17         70,489        364,188     6.25       0.60    0.75     (8.19)    (8.06)
 2005                   5.06    5.63         65,141        366,503     ----       0.60    0.75     (1.51)    (1.37)

 Gov. Long Bond
 --------------
 2009                  16.08   16.43          6,845        112,159     2.30       0.60    0.75    (32.06)   (31.96)
 2008                  23.63   24.19         19,516        471,506     2.78       0.60    0.75     43.77     43.99
 2007                  16.41   16.82         24,614        413,840     3.61       0.60    0.75      8.94      9.11
 2006                  15.04   15.44         25,726        397,017     3.65       0.60    0.75     (3.86)    (3.75)
 2005                  15.63   16.06         22,191        356,387     3.31       0.60    0.75      6.91      7.05

 Sector Rotation
 ---------------
 2009                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2008                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Third Avenue:
 Value
 -----
 2009                  25.58   25.92        177,735      4,482,955     ----       0.60    0.75     44.27     44.48
 2008                  17.73   17.94        165,867      2,944,638     0.81       0.60    0.75    (44.08)   (44.00)
 2007                  31.71   32.04        196,916      6,254,498     2.13       0.60    0.75     (5.52)    (5.38)
 2006                  33.56   33.86        221,047      7,429,657     1.39       0.60    0.75     14.92     15.09
 2005                  29.20   29.42        187,979      5,496,854     1.47       0.60    0.75     13.78     13.95

                                     FS-54

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                         Net Assets    Income        Expense            Total
                       Value ($)           Units           ($)       Ratio %        Ratio %           Return %
                    ----------------- -------------- -------------- --------- ---------------- ---------------------
                      Min     Max                                               Min      Max      Min       Max
 Vanguard:
 Money Market
 ------------
 2009                   1.19    1.52     10,067,804     14,272,595     0.62       0.60    0.75     (0.14)     0.01
 2008                   1.19    1.52      9,691,221     14,360,456     2.77       0.60    0.75      2.05      2.20
 2007                   1.17    1.49      8,558,605     12,422,089     5.11       0.60    0.75      4.45      4.60
 2006                   1.12    1.42      8,247,167     11,514,662     4.95       0.60    0.75      4.26      4.41
 2005                   1.07    1.37      7,604,541     10,015,978     3.14       0.60    0.75      2.41      2.57

 Equity Index
 ------------
 2009                  32.10   33.74        454,480     15,291,657     2.73       0.60    0.75     25.50     25.69
 2008                  25.54   26.89        504,714     13,508,873     2.21       0.60    0.75    (37.41)   (37.31)
 2007                  40.74   42.96        532,635     22,786,662     1.54       0.60    0.75      4.59      4.75
 2006                  38.89   41.07        550,357     22,513,048     1.63       0.60    0.75     14.85     15.02
 2005                  33.81   35.76        548,165     19,515,079     1.80       0.60    0.75      4.02      4.17

 Total Bond
 ----------
 2009                  16.09   21.16        346,869      7,061,250     4.22       0.60    0.75      5.15      5.31
 2008                  15.28   20.12        311,758      6,182,510     4.33       0.60    0.75      4.44      4.60
 2007                  14.61   19.27        299,802      5,689,564     3.72       0.60    0.75      6.18      6.34
 2006                  13.74   18.14        275,389      4,909,619     3.87       0.60    0.75      3.53      3.69
 2005                  13.25   17.53        226,154      3,893,759     3.73       0.60    0.75      1.64      1.79

 REIT Index
 ----------
 2009                  22.80   23.13        102,659      2,297,536     4.87       0.60    0.75     28.18     28.37
 2008                  17.79   18.02        110,898      1,975,492     3.23       0.60    0.75    (37.72)   (37.62)
 2007                  28.56   28.88        109,247      3,123,620     2.19       0.60    0.75    (17.23)   (17.10)
 2006                  34.51   34.84        147,307      5,090,263     1.79       0.60    0.75     33.93     34.13
 2005                  25.77   25.98         99,774      2,573,709     3.01       0.60    0.75     11.00     11.17

 Mid-Cap
 -------
 2009                  19.19   19.44        137,387      2,631,754     1.82       0.60    0.75     39.33     39.54
 2008                  13.78   13.94        162,684      2,247,477     1.62       0.60    0.75    (42.25)   (42.16)
 2007                  23.85   24.09        171,689      4,104,426     1.21       0.60    0.75      5.35      5.50
 2006                  22.64   22.84        169,540      3,844,902     0.94       0.60    0.75     12.91     13.08
 2005                  20.05   20.20        138,797      2,787,622     0.93       0.60    0.75     13.13     13.30

 Stock Market Index
 ------------------
 2009                  27.85   28.06         73,762      2,050,430     1.92       0.60    0.75     27.30     27.49
 2008                  21.88   22.01         74,186      1,624,030     1.47       0.60    0.75    (37.75)   (37.66)
 2007                  35.15   35.31         69,202      2,433,268     0.95       0.60    0.75      4.38      4.53
 2006                  33.68   33.78         59,763      2,013,060     0.68       0.60    0.75     14.66     14.84
 2005                  29.37   29.41         29,397        863,545     ----       0.60    0.75      5.99      8.41

                                     FS-55

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                         Net Assets    Income        Expense            Total
                       Value ($)           Units           ($)       Ratio %        Ratio %           Return %
                    ----------------- -------------- -------------- --------- ---------------- ---------------------
                      Min     Max                                               Min      Max      Min       Max
 Vanguard, continued:
 Equity Income
 -------------
 2009                  24.23   29.23        168,971      4,792,655     4.97       0.60    0.75     15.90     16.08
 2008                  20.87   25.22        167,243      4,167,054     3.52       0.60    0.75    (31.43)   (31.33)
 2007                  30.39   36.78        166,429      6,068,518     2.43       0.60    0.75      3.75      3.91
 2006                  29.25   35.45        173,661      6,110,932     2.71       0.60    0.75     19.80     19.98
 2005                  24.38   29.59        174,828      5,134,901     2.49       0.60    0.75      3.36      3.52

 Growth
 ------
 2009                  12.47   18.23        352,959      6,335,935     1.00       0.60    0.75     34.05     34.25
 2008                   9.29   13.60        377,855      5,076,331     0.83       0.60    0.75    (38.18)   (38.09)
 2007                  15.00   22.00        373,384      8,118,998     0.70       0.60    0.75      9.39      9.55
 2006                  13.69   20.11        380,543      7,559,638     0.37       0.60    0.75      1.16      1.31
 2005                  13.52   19.88        359,598      7,078,233     0.46       0.60    0.75     10.66     10.83

 Balanced
 --------
 2009                  18.12   38.06        142,645      5,403,641     4.24       0.70    0.75     21.99     28.43
 2008                  31.20   31.20        141,289      4,408,669     3.48       0.75    0.75    (23.15)   (23.15)
 2007                  40.60   40.60        145,349      5,901,688     2.69       0.75    0.75      7.55      7.55
 2006                  37.75   37.75        141,411      5,338,805     2.45       0.75    0.75     14.11     14.11
 2005                  33.09   33.09        135,865      4,495,278     2.57       0.75    0.75      6.03      6.03

 High Yield Bond
 ---------------
 2009                  12.22   17.74        105,957      1,806,910     5.99       0.60    0.75     37.82     38.02
 2008                   8.85   12.87        106,591      1,341,873     8.40       0.60    0.75    (22.53)   (22.42)
 2007                  11.41   16.61        114,407      1,838,418     6.88       0.60    0.75      1.19      1.34
 2006                  11.26   16.42        119,270      1,899,549     6.57       0.60    0.75      7.47      7.63
 2005                  10.46   15.28         93,319      1,371,610     7.60       0.60    0.75      1.99      2.14

 International
 -------------
 2009                  21.38   25.27        441,095     11,021,690     3.89       0.60    0.75     41.72     41.93
 2008                  15.06   17.83        531,780      9,321,643     2.66       0.60    0.75    (45.33)   (45.25)
 2007                  27.51   32.62        615,286     19,788,916     1.69       0.60    0.75     16.53     16.71
 2006                  23.57   27.99        595,825     16,480,123     1.06       0.60    0.75     25.81     26.00
 2005                  18.71   22.25        484,001     10,647,761     1.32       0.60    0.75     15.44     15.61

 Diversified
 -----------
 2009                  14.59   14.82        194,274      2,828,976     4.09       0.60    0.75     25.98     26.17
 2008                  11.58   11.75        193,416      2,242,810     2.94       0.60    0.75    (36.62)   (36.53)
 2007                  18.27   18.51        210,355      3,847,717     1.66       0.60    0.75      3.16      3.31
 2006                  17.71   17.91        195,374      3,463,493     1.80       0.60    0.75     17.99     18.17
 2005                  15.01   15.16        172,846      2,596,973     1.33       0.60    0.75      6.82      6.97

                                     FS-56

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                         Net Assets    Income        Expense            Total
                       Value ($)           Units           ($)       Ratio %        Ratio %           Return %
                    ----------------- -------------- -------------- --------- ---------------- ---------------------
                      Min     Max                                               Min      Max      Min       Max
 Vanguard, continued:
 Small Company Growth
 --------------------
 2009                  19.78   26.94        215,453      5,607,084     1.08       0.60    0.75     38.34     38.55
 2008                  14.27   19.48        225,100      4,240,490     0.69       0.60    0.75    (39.92)   (39.83)
 2007                  23.72   32.42        231,460      7,272,652     0.51       0.60    0.75      2.99      3.14
 2006                  23.00   31.48        249,479      7,652,600     0.35       0.60    0.75      9.39      9.56
 2005                  21.00   28.78        232,905      6,559,467     ----       0.60    0.75      5.47      5.63

 Wells Fargo:
 Discovery
 ---------
 2009                  15.15   15.40         16,766        254,470     ----       0.60    0.75     39.26     39.47
 2008                  10.88   11.04         19,026        207,323     ----       0.60    0.75    (44.77)   (44.69)
 2007                  19.70   19.96         23,454        462,251     ----       0.60    0.75     21.41     21.58
 2006                  16.23   16.42         12,858        208,762     ----       0.60    0.75      6.61     13.79
 2005                  14.26   14.26         11,607        165,542     ----       0.75    0.75     15.20     15.20

 Opportunity
 -----------
 2009                  25.16   29.26         12,247        353,070     ----       0.60    0.75     46.64     46.85
 2008                  17.13   19.95         13,386        264,072     1.91       0.60    0.75    (40.55)   (40.46)
 2007                  28.77   33.56         13,766        457,179     0.63       0.60    0.75      5.83      5.99
 2006                  27.14   31.71         16,544        520,326     ----       0.60    0.75     11.38     11.55
 2005                  24.33   28.47         16,913        479,186     ----       0.60    0.75      7.08      7.24

 American Century:
 Mid Cap
 -------
 2009                  12.55   12.60          5,556         69,804     4.51       0.60    0.75     28.98     29.17
 2008                   9.73    9.75          7,680         74,744     ----       0.60    0.75    (24.97)   (21.92)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 International
 -------------
 2009                   7.72    7.85          7,861         61,621     0.52       0.60    0.75      5.99     32.77
 2008                   5.91    5.91          1,173          6,934     ----       0.75    0.75    (43.87)   (43.87)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

                                     FS-57

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                         Net Assets    Income        Expense            Total
                       Value ($)           Units           ($)       Ratio %        Ratio %           Return %
                    ----------------- -------------- -------------- --------- ---------------- ---------------------
                      Min     Max                                               Min      Max      Min       Max
 Franklin Templeton:
 Global Inc.
 -----------
 2009                  20.11   20.81         22,547        465,450    13.42       0.60    0.75     17.80     17.97
 2008                  17.05   17.67          6,049        106,242     1.38       0.60    0.75      0.51      4.16
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 MFS:
 Utilities IC
 ------------
 2009                  24.00   24.13          5,310        127,493     4.15       0.60    0.75     32.22     32.43
 2008                  18.15   18.22          1,777         32,272     ----       0.60    0.75    (37.35)    (1.33)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Research
 --------
 2009                  11.36   11.50         37,769        433,649     0.26       0.60    0.75     22.07     29.88
 2008                   8.85    8.85          3,827         33,876     ----       0.75    0.75    (41.19)   (41.19)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Summit:
 Natural
 -------
 2009                  47.25   47.58          8,392        397,296     0.39       0.60    0.75     30.10     36.62
 2008                  36.32   36.41          2,689         97,663     0.23       0.60    0.75    (47.28)     0.85
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Zenith
 ------
 2009                  61.99   62.08          4,714        292,359     2.09       0.60    0.75     24.47     24.66
 2008                  49.80   49.81          5,308        264,336     0.52       0.60    0.75      2.81      2.82
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

                                     FS-58

5. FINANCIAL HIGHLIGHTS, continued
----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ------------------------------------------------------------------------------------------------
                                                                      Inv.
                          Unit                         Net Assets    Income        Expense            Total
                       Value ($)           Units           ($)       Ratio %        Ratio %           Return %
                    ----------------- -------------- -------------- --------- ---------------- ---------------------
                      Min     Max                                               Min      Max      Min       Max
 T. Rowe:
 Blue Chip
 ---------
 2009                   9.53    9.57         71,820        685,312     ----       0.60    0.75     41.12     41.34
 2008                   6.76    6.77         40,092        270,925     0.16       0.60    0.75    (39.24)   (38.15)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Morgan Stanley:
 Emerging Markets
 ----------------
 2009                  17.66   17.73         83,791      1,469,689     ----       0.60    0.75     68.58     68.83
 2008                  10.47   10.50         18,588        194,745     ----       0.60    0.75    (54.16)   (50.69)
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Pimco:
 Commodity
 ---------
 2009                   9.75    9.80         22,290        218,132     7.39       0.60    0.75     20.20     34.08
 2008                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

 Total Return
 ------------
 2009                  11.39   11.46         62,414        713,363     2.75       0.60    0.75      7.27      9.24
 2008                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2007                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2006                   ----    ----           ----           ----     ----       ----    ----      ----      ----
 2005                   ----    ----           ----           ----     ----       ----    ----      ----      ----

6.  CHANGES IN UNITS OUTSTANDING
--------------------------------

The change in units outstanding for the periods ended December 31, were as follows:

                                                       2009                   2008
                                               ---------------------  ---------------------
     Calvert:
     Balanced
     --------
     Units issued                                         16,047                104,929
     Units redeemed                                      (19,978)              (116,943)
                                               ---------------------  ---------------------
     Net increase(decrease)                               (3,931)               (12,014)
                                               =====================  =====================
                                     FS-59

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2009                   2008
                                               ---------------------  ---------------------
     Calvert, continued:
     International Equity
     --------------------
     Units issued                                          4,807                  7,282
     Units redeemed                                       (5,210)                (7,363)
                                               ---------------------  ---------------------
     Net increase(decrease)                                 (403)                   (81)
                                               =====================  =====================

     Mid Cap
     -------
     Units issued                                           ----                    950
     Units redeemed                                       (2,866)                (9,623)
                                               ---------------------  ---------------------
     Net increase(decrease)                               (2,866)                (8,673)
                                               =====================  =====================

     Social Equity
     -------------
     Units issued                                            295                   ----
     Units redeemed                                         ----                   ----
                                               ---------------------  ---------------------
     Net increase(decrease)                                  295                   ----
                                               =====================  =====================

     Ameritas:
     MidCap
     ------
     Units issued                                          4,321                    157
     Units redeemed                                       (3,466)                (6,289)
                                               ---------------------  ---------------------
     Net increase(decrease)                                  855                 (6,132)
                                               =====================  =====================

     Small Cap
     ---------
     Units issued                                            771                    185
     Units redeemed                                         (490)                   (16)
                                               ---------------------  ---------------------
     Net increase(decrease)                                  281                    169
                                               =====================  =====================

     Core Strategies
     ---------------
     Units issued                                         52,962                 31,700
     Units redeemed                                      (47,970)               (20,429)
                                               ---------------------  ---------------------
     Net increase(decrease)                                4,992                 11,271
                                               =====================  =====================

     Scudder:
     Equity 500
     ----------
     Units issued                                            796                  4,151
     Units redeemed                                     (106,446)               (29,917)
                                               ---------------------  ---------------------
     Net increase(decrease)                             (105,650)               (25,766)
                                               =====================  =====================

     Small Cap
     ---------
     Units issued                                         23,870                 19,257
     Units redeemed                                      (70,927)               (17,546)
                                               ---------------------  ---------------------
     Net increase(decrease)                              (47,057)                 1,711
                                               =====================  =====================

                                     FS-60

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2009                   2008
                                               ---------------------  ---------------------
     Scudder, continued:
     Mid Value
     ---------
     Units issued                                         80,833                 37,679
     Units redeemed                                      (58,422)               (17,183)
                                               ---------------------  ---------------------
     Net increase(decrease)                               22,411                 20,496
                                               =====================  =====================

     Global
     ------
     Units issued                                          3,557                  5,528
     Units redeemed                                       (2,877)                (4,622)
                                               ---------------------  ---------------------
     Net increase(decrease)                                  680                    906
                                               =====================  =====================

     Health Care
     -----------
     Units issued                                          1,851                  8,959
     Units redeemed                                       (1,823)                (7,816)
                                               ---------------------  ---------------------
     Net increase(decrease)                                   28                  1,143
                                               =====================  =====================

     Fidelity:
     Contrafund IC
     -------------
     Units issued                                         52,379                 49,223
     Units redeemed                                      (43,880)               (48,406)
                                               ---------------------  ---------------------
     Net increase(decrease)                                8,499                    817
                                               =====================  =====================

     Contrafund SC
     -------------
     Units issued                                         32,603                 18,346
     Units redeemed                                      (20,257)               (19,165)
                                               ---------------------  ---------------------
     Net increase(decrease)                               12,346                   (819)
                                               =====================  =====================

     High Income SC
     --------------
     Units issued                                         14,873                    188
     Units redeemed                                         (688)                  (514)
                                               ---------------------  ---------------------
     Net increase(decrease)                               14,185                   (326)
                                               =====================  =====================

     Inv. Grade Bond IC
     ------------------
     Units issued                                          4,229                  2,563
     Units redeemed                                       (2,035)               (16,479)
                                               ---------------------  ---------------------
     Net increase(decrease)                                2,194                (13,916)
                                               =====================  =====================

     Mid Cap SC
     ----------
     Units issued                                         51,880                 58,290
     Units redeemed                                      (55,002)               (63,141)
                                               ---------------------  ---------------------
     Net increase(decrease)                               (3,122)                (4,851)
                                               =====================  =====================

                                     FS-61

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2009                   2008
                                               ---------------------  ---------------------
     Fidelity, continued:
     Overseas IC
     -----------
     Units issued                                         43,308                 40,205
     Units redeemed                                     (123,196)               (50,304)
                                               ---------------------  ---------------------
     Net increase(decrease)                              (79,888)               (10,099)
                                               =====================  =====================

     Strategic IC
     ------------
     Units issued                                         83,116                  9,357
     Units redeemed                                      (63,089)                (3,060)
                                               ---------------------  ---------------------
     Net increase(decrease)                               20,027                  6,297
                                               =====================  =====================

     Equity Inc. IC
     --------------
     Units issued                                            382                   ----
     Units redeemed                                         (152)                  ----
                                               ---------------------  ---------------------
     Net increase(decrease)                                  230                   ----
                                               =====================  =====================

     High Income IC
     --------------
     Units issued                                         67,362                   ----
     Units redeemed                                      (33,778)                  ----
                                               ---------------------  ---------------------
     Net increase(decrease)                               33,584                   ----
                                               =====================  =====================

     Mid Cap IC
     ----------
     Units issued                                          1,648                   ----
     Units redeemed                                          (68)                  ----
                                               ---------------------  ---------------------
     Net increase(decrease)                                1,580                   ----
                                               =====================  =====================

     AIM:
     Financial
     ---------
     Units issued                                         21,954                 32,816
     Units redeemed                                      (11,133)               (23,182)
                                               ---------------------  ---------------------
     Net increase(decrease)                               10,821                  9,634
                                               =====================  =====================

     Health
     ------
     Units issued                                          6,958                 11,816
     Units redeemed                                       (8,733)               (11,603)
                                               ---------------------  ---------------------
     Net increase(decrease)                               (1,775)                   213
                                               =====================  =====================

     Technology
     ----------
     Units issued                                         29,675                 12,718
     Units redeemed                                      (10,837)               (16,589)
                                               --------------------   ---------------------
     Net increase(decrease)                               18,838                 (3,871)
                                               ====================   =====================

                                     FS-62

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2009                   2008
                                               ---------------------  ---------------------
     AIM, continued:
     Intl. Growth
     ------------
     Units issued                                         16,957                    694
     Units redeemed                                       (1,968)                  (132)
                                               --------------------   ---------------------
     Net increase(decrease)                               14,989                    562
                                               ====================   =====================

     Leisure
     -------
     Units issued                                              8                     48
     Units redeemed                                          (53)                    (3)
                                               --------------------   ---------------------
     Net increase(decrease)                                  (45)                    45
                                               ====================   =====================

     Janus:
     Growth
     ------
     Units issued                                           ----                      1
     Units redeemed                                       (2,332)                (1,494)
                                               --------------------   ---------------------
     Net increase(decrease)                               (2,332)                (1,493)
                                               ====================   =====================

     Neuberger Berman:
     Balanced
     --------
     Units issued                                          8,368                 11,802
     Units redeemed                                      (11,720)               (16,973)
                                               --------------------   ---------------------
     Net increase(decrease)                               (3,352)                (5,171)
                                               ====================   =====================

     Growth
     ------
     Units issued                                          6,171                  4,899
     Units redeemed                                       (9,742)               (14,292)
                                               --------------------   ---------------------
     Net increase(decrease)                               (3,571)                (9,393)
                                               ====================   =====================

     Guardian
     --------
     Units issued                                             32                     15
     Units redeemed                                           (5)                (4,181)
                                               --------------------   ---------------------
     Net increase(decrease)                                   27                 (4,166)
                                               ====================   =====================

     Bond
     ----
     Units issued                                         33,298                  9,385
     Units redeemed                                      (37,652)               (10,967)
                                               --------------------   ---------------------
     Net increase(decrease)                               (4,354)                (1,582)
                                               ====================   =====================

     Mid-Cap
     -------
     Units issued                                            102                     34
     Units redeemed                                          (68)                (7,063)
                                               --------------------   ---------------------
     Net increase(decrease)                                   34                 (7,029)
                                               ====================   =====================

                                     FS-63

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                      2009                    2008
                                               --------------------    --------------------
     Neuberger Berman, continued:
     Partners
     --------
     Units issued                                         29,584                 38,533
     Units redeemed                                      (46,297)               (36,409)
                                               --------------------   ---------------------
     Net increase(decrease)                              (16,713)                 2,124
                                               ====================   =====================

     Regency
     -------
     Units issued                                          1,779                    210
     Units redeemed                                         (756)                    (4)
                                               --------------------    --------------------
     Net increase(decrease)                                1,023                    206
                                               ====================    ====================

     Rydex:
     Nova
     ----
     Units issued                                        398,044                558,510
     Units redeemed                                     (386,048)              (573,117)
                                               --------------------    --------------------
     Net increase(decrease)                               11,996                (14,607)
                                               ====================    ====================

     NASDAQ
     ------
     Units issued                                        343,661                169,769
     Units redeemed                                     (342,634)              (178,344)
                                               --------------------    --------------------
     Net increase(decrease)                                1,027                 (8,575)
                                               ====================    ====================

     Precious Metals
     ---------------
     Units issued                                        364,209                300,258
     Units redeemed                                     (382,609)              (292,076)
                                               --------------------    --------------------
     Net increase(decrease)                              (18,400)                 8,182
                                               ====================    ====================

     Inv. S&P 500
     ------------
     Units issued                                        281,149                598,524
     Units redeemed                                     (259,221)              (592,971)
                                               --------------------    --------------------
     Net increase(decrease)                               21,928                  5,553
                                               ====================    ====================

     Gov. Long Bond
     --------------
     Units issued                                          7,125                 88,611
     Units redeemed                                      (19,796)               (93,709)
                                               --------------------    --------------------
     Net increase(decrease)                              (12,671)                (5,098)
                                               ====================    ====================

     Sector Rotation
     ---------------
     Units issued                                           ----                   ----
     Units redeemed                                         ----                   ----
                                               --------------------    --------------------
     Net increase(decrease)                                 ----                   ----
                                               ====================    ====================

                                     FS-64

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2009                   2008
                                               ---------------------   --------------------
     Third Avenue:
     Value
     -----
     Units issued                                        148,742                137,464
     Units redeemed                                     (136,874)              (168,513)
                                               --------------------    --------------------
     Net increase(decrease)                               11,868                (31,049)
                                               ====================    ====================

     Vanguard:
     Money Market
     ------------
     Units issued                                     20,094,219             22,141,692
     Units redeemed                                  (19,717,636)           (21,009,076)
                                               ---------------------   ---------------------
     Net increase(decrease)                              376,583              1,132,616
                                               =====================   =====================

     Equity Index
     ------------
     Units issued                                        153,859                159,629
     Units redeemed                                     (204,093)              (187,550)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (50,234)               (27,921)
                                               =====================   =====================

     Total Bond
     ----------
     Units issued                                        180,227                186,373
     Units redeemed                                     (145,116)              (174,417)
                                               ---------------------   ---------------------
     Net increase(decrease)                               35,111                 11,956
                                               =====================   =====================

     REIT Index
     ----------
     Units issued                                        110,588                 99,016
     Units redeemed                                     (118,827)               (97,365)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (8,239)                 1,651
                                               =====================   =====================

     Mid-Cap
     -------
     Units issued                                         71,548                 51,663
     Units redeemed                                      (96,845)               (60,668)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (25,297)                (9,005)
                                               =====================   =====================

     Stock Market Index
     ------------------
     Units issued                                         46,714                 33,278
     Units redeemed                                      (47,138)               (28,294)
                                               ---------------------   ---------------------
     Net increase(decrease)                                 (424)                 4,984
                                               =====================   =====================

     Equity Income
     -------------
     Units issued                                         76,053                 54,413
     Units redeemed                                      (74,325)               (53,599)
                                               ---------------------   ---------------------
     Net increase(decrease)                                1,728                    814
                                               =====================   =====================

                                     FS-65

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2009                   2008
                                               ---------------------   --------------------
     Vanguard, continued:
     Growth
     ------
     Units issued                                        104,735                 99,912
     Units redeemed                                     (129,631)               (95,441)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (24,896)                 4,471
                                               =====================   =====================

     Balanced
     --------
     Units issued                                         52,444                 31,089
     Units redeemed                                      (51,088)               (35,149)
                                               ---------------------   ---------------------
     Net increase(decrease)                                1,356                 (4,060)
                                               =====================   =====================

     High Yield Bond
     ---------------
     Units issued                                        148,591                 74,258
     Units redeemed                                     (149,225)               (82,074)
                                               ---------------------   ---------------------
     Net increase(decrease)                                 (634)                (7,816)
                                               =====================   =====================

     International
     -------------
     Units issued                                        230,136                247,033
     Units redeemed                                     (320,821)              (330,539)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (90,685)               (83,506)
                                               =====================   =====================

     Diversified
     -----------
     Units issued                                        222,217                192,135
     Units redeemed                                     (221,359)              (209,074)
                                               ---------------------   ---------------------
     Net increase(decrease)                                  858                (16,939)
                                               =====================   =====================

     Small Company Growth
     --------------------
     Units issued                                        156,974                155,028
     Units redeemed                                     (166,621)              (161,388)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (9,647)                (6,360)
                                               =====================   =====================

     Wells Fargo:
     Discovery
     ---------
     Units issued                                          2,519                 10,369
     Units redeemed                                       (4,779)               (14,797)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (2,260)                (4,428)
                                               =====================   =====================

     Opportunity
     -----------
     Units issued                                          1,900                  1,981
     Units redeemed                                       (3,039)                (2,361)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (1,139)                  (380)
                                               =====================   =====================

                                     FS-66

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2009                   2008
                                               ---------------------   --------------------
     American Century:
     Mid Cap
     -------
     Units issued                                         14,398                 18,451
     Units redeemed                                      (16,522)               (10,771)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (2,124)                 7,680
                                               =====================   =====================

     International
     -------------
     Units issued                                          8,528                  2,626
     Units redeemed                                       (1,840)                (1,453)
                                               ---------------------   ---------------------
     Net increase(decrease)                                6,688                  1,173
                                               =====================   =====================

     Franklin Templeton:
     Global Inc.
     -----------
     Units issued                                         37,103                 13,248
     Units redeemed                                      (20,605)                (7,199)
                                               ---------------------   ---------------------
     Net increase(decrease)                               16,498                  6,049
                                               =====================   =====================

     MFS:
     Utilities IC
     ------------
     Units issued                                          6,535                  3,237
     Units redeemed                                       (3,002)                (1,460)
                                               ---------------------   ---------------------
     Net increase(decrease)                                3,533                  1,777
                                               =====================   =====================

     Research
     --------
     Units issued                                        102,480                  7,095
     Units redeemed                                      (68,538)                (3,268)
                                               ---------------------   ---------------------
     Net increase(decrease)                               33,942                  3,827
                                               =====================   =====================

     Summit:
     Natural
     -------
     Units issued                                         10,894                  4,172
     Units redeemed                                       (5,191)                (1,483)
                                               ---------------------   ---------------------
     Net increase(decrease)                                5,703                  2,689
                                               =====================   =====================

     Zenith
     ------
     Units issued                                          1,711                  5,327
     Units redeemed                                       (2,305)                   (19)
                                               ---------------------   ---------------------
     Net increase(decrease)                                 (594)                 5,308
                                               =====================   =====================

     T. Rowe:
     Blue Chip
     ---------
     Units issued                                        180,914                103,743
     Units redeemed                                     (149,186)               (63,651)
                                               ---------------------   ---------------------
     Net increase(decrease)                               31,728                 40,092
                                               =====================   =====================

                                     FS-67

6.  CHANGES IN UNITS OUTSTANDING, continued
-------------------------------------------
                                                       2009                   2008
                                               ---------------------   --------------------
     Morgan Stanley:
     Emerging Markets
     ----------------
     Units issued                                        144,858                 33,670
     Units redeemed                                      (79,655)               (15,082)
                                               ---------------------   ---------------------
     Net increase(decrease)                               65,203                 18,588
                                               =====================   =====================

     Pimco:
     Commodity
     ---------
     Units issued                                         34,715                   ----
     Units redeemed                                      (12,425)                  ----
                                               ---------------------   ---------------------
     Net increase(decrease)                               22,290                   ----
                                               =====================   =====================

     Total Return
     ------------
     Units issued                                         90,304                   ----
     Units redeemed                                      (27,890)                  ----
                                               ---------------------   ---------------------
     Net increase(decrease)                               62,414                   ----
                                               =====================   =====================

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying balance sheets - statutory basis of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2009 and 2008, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements give retroactive effect to the merger of the Company and LifeRe Insurance Company, which has been accounted for as a statutory merger as described in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 19.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the balance sheets - statutory basis of Ameritas Life Insurance Corp. as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP

Omaha, Nebraska
April 8, 2010

                          AMERITAS LIFE INSURANCE CORP.
                        Balance Sheets - Statutory Basis
                                 (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                                ADMITTED ASSETS                                     2009                2008
                                                                              ------------------ -------------------
 Bonds                                                                         $     1,622,431    $     1,611,483
 Preferred stocks                                                                       14,639             39,943
 Common stocks                                                                         853,962            196,764
 Mortgage loans                                                                        378,816            386,556
 Real estate:
   Properties occupied by the company                                                   26,120             27,366
   Properties held for the production of income                                         31,408             36,396
   Properties held for sale                                                             12,641                  -
 Cash, cash equivalents, and short-term investments                                     28,299             41,969
 Loans on insurance contracts                                                          101,073            108,471
 Other investments                                                                      89,603            129,699
                                                                              ------------------ -------------------
     Total Cash and Invested Assets                                                  3,158,992          2,578,647
 Investment income due and accrued                                                      24,444             24,518
 Deferred and uncollected premiums                                                      22,466             20,980
 Federal income taxes recoverable - affiliates                                          23,468             25,209
 Net deferred tax asset                                                                 24,508             18,574
 Other admitted assets                                                                  18,070             16,572
 Separate account assets                                                             3,257,507          2,457,887
                                                                              ------------------ -------------------
     Total Admitted Assets                                                     $     6,529,455    $     5,142,387
                                                                              ================== ===================

                      LIABILITIES AND CAPITAL AND SURPLUS
 Reserves for life, accident and health policies                               $     1,728,378    $     1,700,868
 Deposit-type funds                                                                    197,409            197,433
 Reserves for unpaid claims                                                             43,211             39,454
 Dividends payable to policyholders                                                      8,377             10,027
 Interest maintenance reserve                                                            1,400                  -
 Accrued commissions, expenses and insurance taxes                                      30,914             26,536
 Accrued separate account transfers                                                    (69,204)           (63,292)
 Asset valuation reserve                                                                27,106              4,995
 Borrowed money                                                                              -              7,491
 Other liabilities                                                                      55,361             50,363
 Separate account liabilities                                                        3,257,507          2,457,887
                                                                              ------------------ -------------------
     Total Liabilities                                                               5,280,459          4,431,762
                                                                              ------------------ -------------------

 Common stock, par value $0.10 per share; 25,000,000 shares authorized,
   issued and outstanding                                                                2,500              2,500
 Additional paid-in capital                                                            457,438              5,000
 Special surplus funds - additional deferred tax asset (Note 4)                          8,815                  -
 Unassigned surplus                                                                    780,243            703,125
                                                                              ------------------ -------------------
     Total Capital and Surplus                                                       1,248,996            710,625
                                                                              ------------------ -------------------
     Total Liabilities and Capital and Surplus                                 $     6,529,455    $     5,142,387
                                                                              ================== ===================

The accompanying notes are an integral part of these statutory basis financial statements.

                          AMERITAS LIFE INSURANCE CORP.
   Summary of Operations and Changes in Capital and Surplus - Statutory Basis
                                 (in thousands)

                                                                                Years Ended December 31
                                                                   -------------------------------------------------
                                                                        2009            2008             2007
                                                                   --------------- ---------------- ----------------
 Premiums and Other Revenue
   Premium income                                                   $   1,228,645   $   1,299,308    $   1,089,253
   Net investment income                                                  119,853         139,432          137,849
   Commissions and expense allowances on reinsurance
     ceded                                                                  3,176           3,589            3,584
   Miscellaneous income                                                    35,209          46,205           49,484
                                                                   --------------- ---------------- ----------------
     Total Premiums and Other Revenue                                   1,386,883       1,488,534        1,280,170
                                                                   --------------- ---------------- ----------------
 Expenses
   Benefits to policyholders                                              933,160       1,043,267          922,363
   Change in reserves for life, accident and health contracts              27,510         114,019           14,114
   Commissions                                                             58,836          57,127           60,584
   General insurance expenses                                             153,804         138,710          145,612
   Taxes, licenses and fees                                                17,139          17,239           18,521
   Net transfers to separate accounts                                     126,113          89,831           32,454
                                                                   --------------- ---------------- ----------------
     Total Expenses                                                     1,316,562       1,460,193        1,193,648
                                                                   --------------- ---------------- ----------------
 Gain from Operations before Dividends, Federal Income
   Tax Expense and Net Realized Capital Gains (Losses)                     70,321          28,341           86,522
   Dividends to policyholders                                               8,245           9,995           10,157
                                                                   --------------- ---------------- ----------------
 Gain from Operations before Federal Income Tax
   Expense and Net Realized Capital Gains (Losses)                         62,076          18,346           76,365
   Federal income tax expense                                              10,216          17,530           21,386
                                                                   --------------- ---------------- ----------------
 Gain from Operations before Net Realized Capital Gains
   (Losses)                                                                51,860             816           54,979
   Net realized capital gains (losses)                                     (1,934)        (72,798)          22,216
                                                                   --------------- ---------------- ----------------
 Net Income (Loss)                                                         49,926         (71,982)          77,195

 Additional paid in capital:
   Capital contributions from parent                                      452,438               -                -
 Special surplus funds:
   Additional deferred tax asset admissibility (Note 4)                     8,815               -                -
 Unassigned surplus:
   Change in unrealized capital gains, net of taxes                        63,620         (37,589)         (15,015)
   Change in net deferred income taxes                                    (13,745)         16,391            4,115
   Change in non-admitted assets                                           22,677         (49,095)          (6,761)
   Change in asset valuation reserve                                      (22,111)         63,608           (6,147)
   Change in liability for reinsurance in unauthorized
    companies                                                               1,854          (1,828)             (26)
   Cumulative effect of change in accounting principle (Note 1)              (103)              -                -
   Dividends paid to stockholder (Note 8)                                 (25,000)        (87,000)               -
   Correction of an error (Note 20)                                             -               -           (1,292)
                                                                   --------------- ---------------- ----------------
 Increase (Decrease) in Capital and Surplus                               538,371        (167,495)          52,069
 Capital and Surplus at the Beginning of the Year                         710,625         878,120          826,051
                                                                   --------------- ---------------- ----------------
 Capital and Surplus at the End of Year                             $   1,248,996   $     710,625    $     878,120
                                                                   =============== ================ ================

The accompanying notes are an integral part of these statutory basis financial statements.

                                       3

                          AMERITAS LIFE INSURANCE CORP.
                   Statements of Cash Flows - Statutory Basis
                                 (in thousands)


                                                                             Years Ended December 31
                                                               -----------------------------------------------------
                                                                     2009              2008             2007
                                                               -----------------------------------------------------
 OPERATING ACTIVITIES
 Premium collected, net of reinsurance                          $     1,227,463   $     1,300,052  $     1,088,928
 Net investment income received                                         123,323           142,048          142,247
 Miscellaneous income                                                    38,433            65,750           67,591
 Benefits paid to policyholders                                        (931,922)       (1,037,835)        (917,732)
 Net transfers to separate accounts                                    (129,037)          (67,533)         (30,007)
 Commissions, expenses and taxes paid                                  (201,461)         (232,119)        (238,076)
 Dividends paid to policyholders                                         (9,819)          (10,222)         (10,233)
 Federal income taxes paid                                                   (4)           (4,734)         (46,438)
                                                               -----------------------------------------------------
      Net cash from operating activities                                116,976           155,407           56,280
                                                               -----------------------------------------------------

 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                      467,198           435,961          576,114
 Cost of investments acquired                                        (1,006,301)         (530,336)        (655,860)
 Net change in loans on insurance contracts                               7,633            (2,997)          (4,021)
                                                               -----------------------------------------------------
      Net cash from investing activities                               (531,470)          (97,372)         (83,767)
                                                               -----------------------------------------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES
 Paid in capital contributions                                          452,438                 -                -
 Payments on borrowed funds                                              (7,456)           (9,942)          (9,942)
 Change in deposit-type funds                                            (2,731)           84,639           13,880
 Dividends to stockholder                                               (25,000)          (87,000)               -
 Other miscellaneous, net                                               (16,427)          (18,542)          (1,724)
                                                               -----------------------------------------------------
      Net cash from financing and miscellaneous activities              400,824           (30,845)           2,214
                                                               -----------------------------------------------------

 NET INCREASE (DECREASE) IN CASH, CASH
   EQUIVALENTS AND SHORT-TERM INVESTMENTS                               (13,670)           27,190          (25,273)

 CASH, CASH EQUIVALENTS AND SHORT-TERM
   INVESTMENTS - BEGINNING OF YEAR                                       41,969            14,779           40,052
                                                               -----------------------------------------------------

 CASH, CASH EQUIVALENTS AND SHORT- TERM
   INVESTMENTS - END OF YEAR                                    $        28,299   $        41,969  $        14,779
                                                               =====================================================

 Non-cash transactions reported in operating, investing and financing activities:
   Affiliated companies contributed by parent (Note 5)          $       452,087   $             -  $             -
   Postretirement benefit plan merger contributed by
     parent (Note 7)                                                        351                 -                -
   Common stock adjustments on dissolution of affiliates                      -                 -           10,855

 The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------

Nature of Operations
Ameritas Life Insurance Corp. ("the Company" or "ALIC"), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company ("AHC"), which is a wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"). AHC also wholly owns Summit Investment Advisors, Inc. ("Summit"), an advisor providing investment management services.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska ("the Department") to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company wholly owns Acacia Life Insurance Company ("Acacia Life"), a District of Columbia domiciled life insurance subsidiary (effective December 22, 2009 when it was contributed by AHC), The Union Central Life Insurance Company ("UCL"), a Nebraska (Ohio prior to April 15, 2009) domiciled life insurance subsidiary (effective April 22, 2009 when it was contributed by AHC), First Ameritas Life Insurance Corp. of New York ("First Ameritas"), a New York domiciled life insurance subsidiary, LifeRe Insurance Company (acquired July 3, 2007 and now merged with Ameritas, effective October 1, 2008) ("LifeRe"), a Texas domiciled life insurance subsidiary and Ameritas Variable Life Insurance Company (now merged with Ameritas, effective May 1, 2007) ("AVLIC"). Pathmark Administrators Inc., a wholly owned third-party administrator, was sold to an outside party on May 31, 2009. Ameritas Investment Advisors, Inc. ("AIA"), an advisor providing investment management services, was wholly owned by Ameritas until July 1, 2007 when it was sold to AHC and renamed to Summit. Ameritas owns 80% of Ameritas Investment Corp. ("AIC"), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA (formerly AmerUs Life Insurance Company) ("Aviva USA").

Effective July 3, 2007, the Company purchased 100% of the outstanding common stock of LifeRe Corporation, a Texas domiciled holding company, which owned 100% of LifeRe. On November 7, 2007, LifeRe Corporation was dissolved into the Company whereby the Company became a 100% owner of LifeRe. See Note 2 on Statutory Merger information.

Effective September 1, 2006, AMAL Corporation ("AMAL") (former parent of AVLIC) repurchased its outstanding shares of stock from Acacia Life and Acacia Financial Corporation ("AFCO") and issued two notes payable. On this date, AMAL became a wholly owned subsidiary of the Company. Effective September 30, 2006 AMAL was dissolved into its parent, the Company. Prior to September 1, 2006, the Company owned 85.77% of AMAL and Acacia Life companies owned the remaining 14.23% of AMAL.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Nature of Operations, (continued)
Acacia Life is a 100% owner of AFCO, which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include:
Calvert Group Ltd. ("Calvert"), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank ("AFSB"), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

UCL's wholly owned subsidiaries include Summit Investment Partners, Inc., an investment advisor ("SIP"); PRBA, Inc., the holding company of a pension administration company; Summit Investment Partners, LLC, an investment advisor (liquidated as of July 1, 2007) and Union Central Mortgage Funding, Inc, a mortgage banking business.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Department.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments ("OTTI").

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

     (a) Investments
     Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in unassigned surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classification according to the Company's ability and intent to hold the securities. Under GAAP, bonds designated at purchase as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Basis of Presentation, (continued)
     (a) Investments, (continued)
     Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Investments in unaffiliated common stocks are valued at fair value based on their NAIC Securities Valuation Office ("SVO") valuation. Changes in the value of common stocks are reported as a change in net unrealized gains or losses in investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

     Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

     Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Basis of Presentation, (continued)
     (a) Investments, (continued)
     Investments in limited partnerships and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP such investments are accounted for at cost or the equity method depending upon ownership percentage and control.

     Under NAIC SAP, valuation allowances are established through the asset valuation reserve ("AVR") for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loans effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

     Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" in the accompanying Balance Sheets - Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve ("IMR"). Under NAIC SAP, an "Asset valuation reserve" is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An asset valuation reserve is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pretax basis in the period the asset giving rise to the gain or loss is sold.

     (b) Cash, Cash Equivalents and Short-Term Investments
     Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash, cash equivalents and short-term investments balances include investments with initial maturities of three months or less.

     (c) Policy Acquisition Costs
     Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

     (d) Unearned Revenue
     Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Basis of Presentation, (continued)
     (e) Non-admitted Assets
     Under NAIC SAP, certain assets designated as "non-admitted" are excluded from the accompanying Balance Sheets - Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

     (f) Universal Life Policies
     Under NAIC SAP, revenues for universal life-type contracts consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues on universal-life type contracts are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyholder account balance.

     (g) Reserves for Life, Accident and Health Policies
     Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statues, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals.

     (h) Policyholder Dividends
     Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

     (i) Reinsurance
     Under NAIC SAP, policy and contract liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

     Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

     Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs.

     (j) Employee Benefits
     Under NAIC SAP, a liability for pension and other postretirement benefits is established only for vested participants and current retirees. Under NAIC SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Basis of Presentation, (continued)
     (k) Federal Income Taxes
     NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

     (l) Comprehensive Income
     Comprehensive income and its components are not presented under NAIC SAP.

     (m) Goodwill
     Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. Additionally, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation. Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed.

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Preferred stocks are stated at cost or the lower of cost or fair value based on the NAIC designation. The carrying value of an affiliated subsidiary was $12,500 and $15,000 as of December 31, 2009 and 2008, respectively.

Common stocks are generally reported at NAIC fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company's proportionate share of the audited GAAP basis equity after the date of acquisition, except for Pathmark which was carried at audited GAAP equity with statutory adjustments (2008 only). The carrying value of affiliated subsidiaries was $706,711 and $48,909 as of December 31, 2009 and 2008, respectively. The increase in carrying value was a result of the contribution of Acacia Life and UCL during 2009, see Note 5. The Federal Home Loan Bank ("FHLB") common stock is carried at cost. The change in the carrying value is generally recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Investments, (continued)
Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Depreciation expense is determined by the straight-line method. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party. Real estate held for sale is reported at fair value less encumbrances.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with an original maturity of three months or less. Short-term investments presented in the Balance Sheets - Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

The carrying amount of real estate limited partnerships, limited liability companies, and joint ventures reflect the underlying GAAP equity of the limited partnerships. Income from the limited partnerships is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of the limited partnerships are credited or charged directly to unassigned surplus. The Company's investments in limited partnerships and joint ventures are recorded in "Other investments" in the Balance Sheets - Statutory Basis. Other investments also include an affiliated surplus note (2008 only), collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $1,859, $6,335 and $1,078 were recorded as realized losses during 2009, 2008 and 2007, respectively.

In 2008, the Company began selling futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed minimum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. The Company does not receive cash on the initial sale of the contracts, but will receive or pay cash daily based on the movement of the underlying index.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral is recorded as an asset by the Company included in bonds on the Balance Sheets - Statutory Basis and the book adjusted/carrying value of the collateral recorded at December 31, 2009 and 2008 is $8,102 and $5,516, respectively.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in net unrealized capital gains on investments and totaled $(3,483) and $129 for the years ended December 31, 2009 and 2008, respectively. The total variation margin on closed contracts is reflected in net investment income and totaled $(5,341) and $2,408 for the years ended December 31, 2009 and 2008, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Investments, (continued)
Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. No amount was excluded from unassigned surplus at December 31, 2009, 2008 and 2007, respectively.

Realized investment gains and losses on sales are determined using the specific identification method. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Furniture and Equipment
Electronic data processing ("EDP") equipment at cost of $14,026 and $12,926, operating software at cost of $3,990 and $4,225, and non-operating software at cost of $28,167 and $27,334 are carried at cost less accumulated depreciation at December 31, 2009 and 2008, respectively. The admitted value of the Company's EDP and operating and nonoperating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $35,305 and $31,008, is recorded in "Other admitted assets" in the Balance Sheets - Statutory Basis. EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years.

Depreciation expense recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis was $3,676, $3,821 and $3,803 for the years ended December 31, 2009, 2008 and 2007 respectively.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Non-Admitted Assets
In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets - Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred tax assets, a non-admitted receivable from AHC, furniture and equipment, and negative disallowed IMR (in 2008), and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual. Total non-admitted assets were $72,630 and $104,122 at December 31, 2009 and 2008, respectively.

Reserves for Life, Accident and Health Policies and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. During the year ended December 31, 2009, the Company adopted a new actuarial standard for calculating variable annuity reserves in accordance with CARVM, referred to as VA CARVM. There was no significant impact of the adoption on these statutory basis financial statements. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyholders; obligations related to variable account options are in the separate accounts.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $2,082,833 or 11.1% and $2,769,840 or 14.1% of the individual life policies in force as of December 31, 2009 and 2008, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $233, $79 and $508 for 2009, 2008 and 2007, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Income Taxes, (continued)
The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets - Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. The reserve for tax related contingencies was $16,875 and $14,520 at December 31, 2009 and 2008, respectively.

The statute of limitations, generally, is closed for the Company through December 31, 2002. In 2007, the Internal Revenue Service completed and settled an examination for the federal income tax returns of the Company and Acacia Life and their affiliates for the tax years of 2004 and 2003. The Company's management has determined that the settlement is not material.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements support individual variable annuity contracts, variable life contracts and group variable annuity contracts issued by the Company. The assets and liabilities of the separate accounts are legally separated from other Company assets and liabilities and the separate accounts investment risk is borne by the contract holders rather than the Company. Contract guarantees residing in the general account may be impacted by separate account investment performance as they would for general account investment performance. The separate account mortality and expense risk charge is recorded in "Miscellaneous income" on the Summary of Operations and Changes in Capital and Surplus-Statutory-Basis. Separate account assets and liabilities are carried at fair value and investment income and gains and losses from these accounts accrue directly to contract holders and are not in the accompanying financial statements.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

During 2009 and 2008, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular loan-backed and structured securities, and corporate bonds. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted securities by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Reclassifications
Certain prior year amounts have been reclassified to conform with the current year presentation. The reclassifications have no effect on total admitted assets, total liabilities, total capital and surplus, and net income (loss). The reclassifications consist of the following:

--------------------------------------------------------------------------------------------------------------------
              Previously Reported In                                      Currently Reported In
--------------------------------------------------------------------------------------------------------------------
Balance Sheets - Statutory Basis
--------------------------------------------------------------------------------------------------------------------
  Bonds - unaffiliated                                 Bonds
  Preferred stocks    - unaffiliated                   Preferred stocks
                      - affiliated
  Common stocks       - unaffiliated                   Common stocks
                      - affiliated
  Cash and cash equivalents                            Cash, cash equivalents and short-term investments
  Short-term investments                               Cash, cash equivalents and short-term investments
  Partnerships and limited liability                   Other investments
    companies -  real estate
  Partnerships - joint ventures                        Other investments
  Other investments - unaffiliated                     Other investments
                    - affiliated
  Receivables for securities                           Other investments
  Accounts receivable - affiliates                     Other admitted assets
  Data processing and other admitted                   Other admitted assets
    assets
  Goodwill                                             Other admitted assets
  Payable for securities                               Other liabilities
  Other liabilities                                    Accrued commissions, expenses and insurance taxes
  Accounts payable - affiliates                        Other liabilities
--------------------------------------------------------------------------------------------------------------------
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------------------------------------------
  Miscellaneous income                                 Commissions and expense allowances on reinsurance ceded
--------------------------------------------------------------------------------------------------------------------

In addition, the Statutory Statements of Changes in Capital and Surplus are now reported with the Summary of Operations and Changes in Capital and Surplus - Statutory Basis statement.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Accounting Pronouncements
Statement of Statutory Accounting Principles No. 10R, "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" ("SSAP No. 10R")
In November 2009, the NAIC issued SSAP No. 10R, which revises SSAP No. 10 "Income Taxes" to allow for increased admissibility thresholds for admitted deferred tax assets ("DTAs") for companies with risk-based capital ("RBC") that exceeds either the trend test for those entities that are subject to a RBC trend test, or for those companies not subject to the RBC trend test, a RBC above the maximum risk-based capital level where an action level could occur as a result of a trend test, which was 250% for life insurance companies. The expanded deferred tax asset admissibility is elective. If the RBC requirements are met, an admitted deferred tax asset may be recognized in an amount equal to the federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years; and the lesser of a) the amount of gross DTAs expected to be realized within three years of the balance sheet date, or b) fifteen percent of statutory capital and surplus adjusted to exclude any net DTAs, EDP equipment and operating system software, and any net positive goodwill; and the amount of adjusted gross DTAs that can be offset against existing gross deferred tax liabilities. SSAP No. 10R introduces a valuation allowance concept to the statutory accounting for income taxes. A valuation allowance should be provided to offset tax benefits associated with deferred tax assets if it is more likely than not that the tax benefit will not be realized. The provisions of SSAP No. 10R are effective for the year ended December 31, 2009, and 2010 interim and annual financial statements only. The cumulative effect from adoption of this statement resulted in an increase in surplus of $8,815, net of tax.

Statement of Statutory Accounting Principles No. 43R, "Loan-backed and Structured Securities" ("SSAP No. 43R")
In September 2009, the NAIC issued SSAP No. 43R, which superceded SSAP No. 43, "Loan-Backed and Structured Securities", SSAP No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, an Amendment of SSAP No. 43" and paragraph 13 of SSAP No. 99, "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment". Under SSAP No. 43R, for impaired loan-backed and structured securities which an entity intends to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and its fair value as of the balance sheet date. For impaired securities that the entity does not expect to recover the entire cost basis of, but does not intend to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and the entity's estimate of the present value of future cash flows of the security, discounted at an appropriate discount rate specified in SSAP No. 43R. The provisions of SSAP No. 43R were effective as of September 30, 2009, with a cumulative effect of adoption calculated as of July 1. The adoption of this statement decreased surplus by $103 at December 31, 2009.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies
-----------------------------------------------------------------------
(continued)
-----------

Accounting Pronouncements, (continued)
Statement of Statutory Accounting Principles No. 99 "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment" ("SSAP No. 99") Effective January 1, 2009, the NAIC issued SSAP No. 99, which establishes statutory accounting for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. In periods subsequent to the recognition of other-than-temporary impairments, the reporting entity accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the other-than-temporary impairment. The fair value of the security on the measurement date is the new cost basis and the new cost basis is not adjusted for subsequent recoveries in fair value. The discount or reduced premium recorded for the security, based on the new cost basis, is amortized over the remaining life of the security in the prospective manner based on the amount and timing of future estimated cash flows. The security continues to be subject to impairment analysis for each subsequent reporting period and future declines in fair value which are determined to be other-than-temporary are recorded as realized losses. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 100, "Fair Value Measurements" ("SSAP No. 100")
In December 2009, the NAIC adopted SSAP No. 100, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The statement is effective beginning with December 31, 2010 financial statements. The Company does not anticipate a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 96, "Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties" ("SSAP No. 96")
Effective January 1, 2007, the Company adopted SSAP No. 96. This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

Statement of Statutory Accounting Principles No. 97, "Investments in Subsidiary, Controlled and Affiliated Entities, a Replacement of SSAP No. 88 ("SSAP No. 97") Effective January 1, 2007, the Company adopted SSAP No. 97, which provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

2.  Statutory Merger and Business Combination
---------------------------------------------

The Company merged with LifeRe, a wholly owned subsidiary of the Company, on October 1, 2008. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. Prior years have been adjusted to reflect comparative merged company financial information.

The following information is provided "as if" the merger occurred at January 1, 2007:

                           -----------------------------------------------------------------------------------------
                               Ameritas Life              LifeRe                                   Ameritas Life
                           As Previously Reported  As Previously Reported     Eliminations           As Merged
 -------------------------------------------------------------------------------------------------------------------
 Income                     $       1,246,445      $        33,725       $           -          $     1,280,170
 Net Income                            77,665                 (470)                  -                   77,195
 Total Capital and
  Surplus                             878,120               11,386             (11,386)                 878,120
 -------------------------------------------------------------------------------------------------------------------

In 2007, the Company paid $21,262 in cash for the purchase of the outstanding common stock of LifeRe Corporation. The transaction was accounted for as a statutory purchase and resulted in goodwill recorded in the investment carrying value in the amount of $11,331. Goodwill amortization relating to this purchase was $2,518 for the year ended December 31, 2007 and written off in 2007 upon the dissolution of LifeRe Corporation (see Note 5).

3.  Investments
---------------

Bonds
The table below provides additional information relating to bonds held at December 31, 2009:

                                                                       Gross             Gross
                                                   Cost or          Unrealized        Unrealized
                                                Amortized Cost         Gains            Losses        Fair Value
                 ---------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                            $          156,879  $        9,422  $          313  $          165,988
 All Other Governments                                      153               4               -                 157
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and Authorities
   of Governments and Their Political
   Subdivisions                                         201,273           9,991             186             211,078
 Industrial & Miscellaneous (Unaffiliated)            1,248,223          63,462          11,520           1,300,165
 Hybrid Securities                                       17,642           1,256           1,456              17,442
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                 $        1,624,170  $       84,135  $       13,475  $        1,694,830
 ===================================================================================================================

                                       19

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Bonds, (continued)
The table below provides additional information relating to bonds held at December 31, 2008:

                                                                       Gross             Gross
                                                   Cost or          Unrealized        Unrealized
                                                Amortized Cost         Gains            Losses        Fair Value
                 ---------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                            $          167,554  $        9,780  $          156  $          177,178
 All Other Governments                                      585              15               -                 600
 Special Revenue & Special Assessment
   Obligations and all Non-Guaranteed
   Obligations of Agencies and Authorities
   of Governments and Their Political
   Subdivisions                                         195,376           3,910              30             199,256
 Public Utilities (Unaffiliated)                        108,314           1,016           6,662             102,668
 Industrial & Miscellaneous (Unaffiliated)            1,142,801           9,541         124,785           1,027,557
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                 $        1,614,630  $       24,262  $      131,633  $        1,507,259
 ===================================================================================================================

At December 31, 2009 and 2008, the amortized cost of bonds was reduced by $1,739 and $3,147, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $1,622,431 and $1,611,483, respectively.

The Company had preferred stocks of $39,943 with a fair value of $32,264 as of December 31, 2008. Based on NAIC SAP guidance, on January 1, 2009, the Company reclassified $18,128 of hybrid securities with a fair value of $12,416 from preferred stocks to bonds.

The cost or amortized cost and fair value of bonds at December 31, 2009 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             Cost or Amortized
                                                                                    Cost             Fair Value
 -------------------------------------------------------------------------------------------------------------------
 Due in one year or less                                                     $        54,146     $        55,217
 Due after one year through five years                                               423,775             445,521
 Due after five years through ten years                                              712,753             749,198
 Due after ten years                                                                 332,042             337,971
 Bonds with multiple repayment dates                                                 101,454             106,923
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                                                 $     1,624,170     $     1,694,830
 ===================================================================================================================

Sales of bond investments in 2009, 2008 and 2007 resulted in proceeds of $120,970, $43,359 and $93,497, respectively, on which the Company realized gross gains of $10,997, $1,436 and $3,474, respectively, and gross losses of $574, $6,879 and $473, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Bonds and Stocks
Realized capital gains (losses) are as follows:

                                                                       Years Ended December 31,
                                                       ---------------------------------------------------------
                                                              2009               2008               2007
 ---------------------------------------------------------------------------------------------------------------
 Bonds:
      Gross realized capital gains on sales             $        10,997    $         1,436    $         3,474
      Gross realized capital losses on sales                       (574)            (6,879)              (473)
 ---------------------------------------------------------------------------------------------------------------
 Net realized capital gains (losses) on sales                    10,423             (5,443)             3,001
 Other, including impairments and net gain on
   dispositions other than sales                                (31,977)           (30,931)              (330)
 ---------------------------------------------------------------------------------------------------------------
 Total bonds                                                    (21,554)           (36,374)             2,671
 Preferred stocks                                                (1,000)           (11,110)            (1,239)
 Common stocks                                                    9,842            (49,842)            15,597
 Real estate                                                         79                  -             17,273
 Other investments                                                6,660             (9,801)             1,391
 ---------------------------------------------------------------------------------------------------------------
 Realized capital gains (losses) before federal
  income taxes and transfer to IMR                               (5,973)          (107,127)            35,693
 Realized capital gains (losses) transferred to IMR               7,832             (8,772)                16
 Federal income tax expense (benefit)                           (11,871)           (25,557)            13,461
 ---------------------------------------------------------------------------------------------------------------
 Net realized capital gains (losses)                    $        (1,934)   $       (72,798)   $        22,216
 ===============================================================================================================

An aging of unrealized losses on the Company's investments in bonds, preferred stocks and common stocks were as follows:

                                                                    December 31, 2009
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                                     Unrealized                Unrealized                Unrealized
                                         Fair Value    Losses      Fair Value    Losses      Fair Value    Losses
 -------------------------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                       $    10,031 $       313   $         - $         -   $    10,031 $       313
 Special Revenue & Special
   Assessment Obligations and all
   Non-Guaranteed Obligations of
   Agencies and Authorities of
   Governments and Their Political
   Subdivisions                              10,286         186             -           -        10,286         186
 Industrial & Miscellaneous
   (Unaffiliated)                            93,284       1,514        92,377      10,006       185,661      11,520
 Hybrid Securities                                -           -        12,985       1,456        12,985       1,456
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                113,601       2,013       105,362      11,462       218,963      13,475
 -------------------------------------------------------------------------------------------------------------------
 Preferred Stocks                                 -           -           441         161           441         161
 Common Stocks                               12,583         663         4,836         743        17,419       1,406
 -------------------------------------------------------------------------------------------------------------------
 Total                                  $    12,583 $       663   $     5,277 $       904   $    17,860 $     1,567
 -------------------------------------------------------------------------------------------------------------------

                                       21

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Bonds and Stocks, (continued)
                                                                    December 31, 2008
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                                     Unrealized                Unrealized                Unrealized
                                         Fair Value    Losses      Fair Value    Losses      Fair Value    Losses
 -------------------------------------------------------------------------------------------------------------------
 Bonds:
 U.S. Governments                       $     3,242 $        76   $     4,166 $        80   $     7,408 $       156
 Special Revenue & Special
   Assessment Obligations and all
   Non-Guaranteed Obligations of
   Agencies and Authorities of
   Governments and Their Political
   Subdivisions                               4,837          24         2,236           5         7,073          30
 Public Utilities (Unaffiliated)             61,037       4,179        15,301       2,483        76,338       6,662
 Industrial & Miscellaneous
   (Unaffiliated)                           615,479      76,444       117,880      48,342       733,359     124,785
 -------------------------------------------------------------------------------------------------------------------
 Total Bonds                                684,595      80,723       139,583      50,910       824,178     131,633
 -------------------------------------------------------------------------------------------------------------------
 Preferred Stocks                             9,907       4,425         4,465       3,314        14,372       7,739
 Common Stocks                               54,804       9,407           699         489        55,503       9,896
 -------------------------------------------------------------------------------------------------------------------
 Total                                  $   749,306 $    94,555   $   144,747 $    54,713   $   894,053 $   149,268
 -------------------------------------------------------------------------------------------------------------------

The unrealized losses in both 2009 and 2008 reported above were partially caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to liquidity and credit-related considerations. The Company considers various factors when considering if a decline in fair value is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company has determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2009 and 2008.

For substantially all preferred stock and common stock securities with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2009 or 2008 are temporary. During 2009 and 2008, the Company recorded $721 and $8,980, respectively, of other-than-temporary impairments as additional realized losses.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2009 and 2008, bonds totaling $92,947 and $88,750, respectively, (5.6% and 5.3%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2009, 2008 and 2007, the Company recorded realized losses for other-than-temporary impairments on bonds of $32,238, $36,072 and $1,657, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2009 and 2008, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $11,258 and $44,516 and a fair value of $9,104 and $15,948, respectively. Additionally, as of December 31, 2009 and 2008, the Company's subprime exposure related to subprime loan-backed and structured securities represents securities with an adjusted cost basis of $2,496 and $3,010 and a fair value of $2,502 and $2,640, respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments is as follows:

                                                                     OTTI Recognized in Loss
                                                                ----------------------------------
                                                  Amortized
                                                 Cost Before
                                                     OTTI           Interest        Non-interest      Fair Value
--------------------------------------------- ----------------- ----------------- ---------------- -----------------
September 30, 2009
    Present value of cash flows                  $      4,847      $         -       $     1,492      $      2,555
December 31, 2009
    Present value of cash flows                  $      7,472      $         -       $     2,965      $      3,301
--------------------------------------------- ----------------- ----------------- ---------------- -----------------

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments is as follows:

                                                September 30, 2009
--------------------------------------------------------------------------------------------------------------------
       CUSIP          Amortized Cost      Projected Cash        Recognized        Amortized Cost
                        Before OTTI           Flows                OTTI             After OTTI        Fair Value
-------------------- ------------------ ------------------- ------------------ ------------------ ------------------
94985EAE1               $         27       $         26        $          1       $         26       $         24
74922EBE8                         40                 38                   2                 38                 47
74922RBF6                         20                 18                   2                 18                 64
94983FAG5                         51                 48                   3                 48                 61
17312KAT9                         76                 73                   3                 73                100
3622X7AU0                        208                204                   4                204                707
12544CBB6                         66                 62                   4                 62                 99
761118VP0                         57                 51                   6                 51                 32
12638PCA5                        142                122                  20                122                104
57643MMX9                        418                393                  25                393                243
466247B93                        455                428                  27                428                209
94984MAU8                        284                221                  63                221                363
17313QAC2                        414                284                 130                284                126
05953YCF6                        950                814                 136                814                121
17312DAL2                      1,639                573               1,066                573                255
-------------------- ------------------ ------------------- ------------------ ------------------ ------------------
Total                   $      4,847       $      3,355        $      1,492       $      3,355       $      2,555
==================== ================== =================== ================== ================== ==================

                                                 December 31, 2009
--------------------------------------------------------------------------------------------------------------------
       CUSIP          Amortized Cost      Projected Cash        Recognized        Amortized Cost
                        Before OTTI           Flows                OTTI             After OTTI        Fair Value
-------------------- ------------------ ------------------- ------------------ ------------------ ------------------
76110HL56               $        437       $        304        $        133       $        304       $        122
94983FAF7                      3,044              2,208                 836              2,208              2,085
52520MGY3                      1,726                748                 978                748                214
05949CKB1                      2,265              1,247               1,018              1,247                880
-------------------- ------------------ ------------------- ------------------ ------------------ ------------------
Total                   $      7,472       $      4,507        $      2,965       $      4,507       $      3,301
==================== ================== =================== ================== ================== ==================

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2009 is as follows:

                                 Unrealized less than 12 months                Unrealized 12 months or more
                         -------------------------------------------------------------------------------------------
                                                              Unrealized                                 Unrealized
                             Amortized Cost     Fair Value       Losses    Amortized Cost   Fair Value     Losses
 -------------------------------------------------------------------------------------------------------------------

 Structured securities      $    21,889      $    21,311     $   (578)    $    18,990      $  16,730   $   (2,260)
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans issued during 2009 are 7.75% and 6.30%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2009, 2008 and 2007.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2009 and 2008 are as follows:

                                                                                      2009              2008
 -------------------------------------------------------------------------------------------------------------------
 California                                                                      $        48,236  $        47,082
 Minnesota                                                                                28,808           31,483
 Ohio                                                                                     27,712           29,074
 Utah                                                                                     25,771           24,036
 Oregon                                                                                   24,181           21,480
 Arizona                                                                                  21,653           17,048
 Texas                                                                                    20,032           21,346
 All other states                                                                        182,423          195,007
 -------------------------------------------------------------------------------------------------------------------
                                                                                 $       378,816  $       386,556
 ===================================================================================================================

At December 31, 2009, 2008 and 2007, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

Fair Value of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds and Preferred Stocks - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Common Stocks - For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers. For stock in FHLB carrying amount approximates fair value. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Fair Value of Financial Instruments, (continued)
         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Cash, Cash Equivalents and Short-term Investments, and Investment Income Due and Accrued - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

         Other Investments - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis. The fair value of the affiliated surplus note included in other investments was internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the note. Other investments carried on the equity method are not included as part of the fair value disclosure.

         Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

         Deposit-Type Funds - Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

         Borrowed money - The fair value is estimated using discounted cash flow analyses based on current incremental borrowing rates for similar types of borrowing arrangements.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Fair Value of Financial Instruments, (continued)
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                               2009                             2008
                                                 -------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
 -------------------------------------------------------------------------------------------------------------------
 Financial Assets:
     Bonds                                        $    1,622,431  $    1,694,830   $    1,611,483  $    1,507,259
     Preferred stocks                                     14,639          15,670           39,943          32,264
     Common stocks                                       147,692         147,692          148,587         148,587
     Mortgage loans                                      378,816         381,664          386,556         405,865
     Cash, cash equivalents and short-term
       investments                                        28,299          28,299           41,969          41,969
     Loans on insurance contracts                        101,073         103,361          108,471         105,537
     Other investments                                     3,375           3,413           26,796          14,908
     Investment income due and accrued                    24,444          24,444           24,518          24,518
     Separate account assets                           3,257,507       3,257,507        2,457,887       2,457,887
 Financial Liabilities:
     Deposit-type funds                           $      197,409  $      197,409   $      197,433  $      197,433
     Borrowed money                                            -               -            7,491           7,484
     Separate account liabilities                      3,257,507       3,257,507        2,457,887       2,457,887
 -------------------------------------------------------------------------------------------------------------------

Fair Value Measurements of Financial Instruments
Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by GAAP fair value measurements guidance. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Fair Value Measurements of Financial Instruments, (continued) significant to its fair value measurement in its entirety. In summary, the levels of the fair value hierarchy are as follows:

     o Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

     o Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

     o Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information about the Company's assets measured at fair value on a recurring basis by the GAAP fair value measurement guidance levels described above as follows:

                                                                             December 31, 2009
                                                        ------------------------------------------------------------
                                                           Level 1         Level 2     Level 3         Total
 -------------------------------------------------------------------------------------------------------------------
 Assets:
     Common stocks                                       $     134,591   $       -   $       8,295   $    142,886
 -------------------------------------------------------------------------------------------------------------------
   Subtotal excluding separate account assets                  134,591           -           8,295        142,886
     Separate account assets                                 3,257,463           -               -      3,257,463
 -------------------------------------------------------------------------------------------------------------------
 Total assets accounted for at fair market value         $   3,392,054   $       -   $       8,295   $  3,400,349
 -------------------------------------------------------------------------------------------------------------------

                                                                             December 31, 2008
                                                        ------------------------------------------------------------
                                                           Level 1         Level 2     Level 3         Total
 -------------------------------------------------------------------------------------------------------------------
 Assets:
     Common stocks                                       $     137,020   $       -   $       6,664   $    143,684
 -------------------------------------------------------------------------------------------------------------------
   Subtotal excluding separate account assets                  137,020           -           6,664        143,684
     Separate account assets                                 2,457,822           -               -      2,457,822
 -------------------------------------------------------------------------------------------------------------------
 Total assets accounted for at fair market value         $   2,594,842   $       -   $       6,664   $  2,601,506
 -------------------------------------------------------------------------------------------------------------------

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Fair Value Measurements of Financial Instruments, (continued)
The following valuation techniques used to measure the fair values by type of investment in the above table follow:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed common stocks and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 - Financial Assets
As of December 31, 2009, there were no financial assets measured at fair value on a recurring basis in Level 2.

Level 3 - Financial Assets
The common stock classified as Level 3 was based on an uncorroborated broker quote using unobservable inputs.

The following table summarizes changes to our financial instruments for the years ended December 31, 2009 and 2008 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                                                           Common stocks
 -------------------------------------------------------------------------------------------------------------------
 Fair value at January 1, 2008                                                             $       3,700
 Total gains or losses (realized and unrealized)
   Included in net income                                                                              -
   Included in unassigned surplus                                                                  2,964
 Purchases, sales, issuances, and settlements                                                          -
 Transfers in/out of Level 3                                                                           -
 -------------------------------------------------------------------------------------------------------------------
 Fair value at December 31, 2008                                                                   6,664
 Total gains or losses (realized and unrealized)
   Included in net income                                                                              -
   Included in unassigned surplus                                                                  1,631
 Purchases, sales, issuances, and settlements                                                          -
 Transfers in/out of Level 3                                                                           -
 -------------------------------------------------------------------------------------------------------------------
 Fair value at December 31, 2009                                                           $       8,295
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

3.  Investments, (continued)
----------------------------

Fair Value Measurements of Financial Instruments, (continued)
Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stocks valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the Balance Sheets - Statutory Basis at December 31, 2009 and 2008. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009 and 2008 and the total realized/unrealized losses for 2009 and 2008:

                                                                      December 31, 2009
                                    --------------------------------------------------------------------------------
                                                                                                    Total Realized
                                                                                                     /Unrealized
                                          Level 1         Level 2        Level 3          Total          Losses
--------------------------------------------------------------------------------------------------------------------
Bonds                                $               $         392  $         642   $       1,034   $      (5,238)
--------------------------------------------------------------------------------------------------------------------

                                                                      December 31, 2008
                                    --------------------------------------------------------------------------------
                                                                                                    Total Realized
                                                                                                     /Unrealized
                                          Level 1         Level 2        Level 3          Total          Losses
--------------------------------------------------------------------------------------------------------------------
Bonds                                $           -   $       9,191  $       4,022   $      13,213   $     (31,390)
Preferred Stocks                     $           -   $       1,200  $           -   $       1,200   $      (1,747)
--------------------------------------------------------------------------------------------------------------------

The bonds measured at fair value on a non-recurring basis include NAIC 6 designated bonds totaling $968 and $474 and impaired bonds totaling $66 and $12,739 as of December 31, 2009 and 2008, respectively. The $642 and $4,022 of bonds classified as Level 3 as of December 31, 2009 and 2008, respectively, were valued based on uncorroborated dealer quotes or internal valuation using unobservable inputs. The preferred stocks recorded at fair value on a non-recurring basis as of December 31, 2008 was due to impairments.

4.  Income Taxes
----------------

The application of SSAP No. 10R requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------

The components of the net deferred tax asset/(liability) ("DTA/DTL") as of December 31, 2009 are as follows:

                                                                   Ordinary          Capital           Total
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                      $        61,558   $         5,192  $        66,750
 Statutory valuation allowance                                                -                 -                -
 -------------------------------------------------------------------------------------------------------------------
 Adjusted gross deferred tax assets                                      61,558             5,192           66,750
 Gross deferred tax liabilities                                          (7,210)          (10,522)         (17,732)
 -------------------------------------------------------------------------------------------------------------------
 Net DTA/DTL before admissibility test                          $        54,348   $        (5,330) $        49,018
 ===================================================================================================================

The Company has not recognized a deferred tax liability on its wholly owned subsidiaries because it does not have any plans to dispose of these subsidiaries and, in the event of disposition, any gain or loss would not be a taxable event for the Company.

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R as of December 31, 2009 is:
                                                                   Ordinary          Capital           Total
 -------------------------------------------------------------------------------------------------------------------
 10.a.      Federal income taxes recoverable through loss
            carryback                                          $        15,692   $             -  $        15,692
 10.b.i.    Adjusted gross DTA expected to be realized in one
            year                                                             -                 -                -
 10.b.ii.   10% adjusted statutory capital and surplus limit            85,173                 -           85,173
            Admitted pursuant to 10.b. (lesser of i. or ii.)                 -                 -                -
 10.c.      Admitted pursuant to 10.c.                                   7,210            10,522           17,732
 10.e.i.    Adjusted admitted pursuant to 10.e.i.                        8,815                 -            8,815
 10.e.ii.a. Adjusted gross DTA expected to be realized in
            three years                                                      -                 -                -
 10.e.ii.b. 15% adjusted statutory capital and surplus limit           127,760                 -          127,760
            Additional admitted pursuant to 10.e.ii.                         -                 -                -
 10.e.iii.  Additional admitted pursuant to 10.e.iii.                        -                 -                -

 Total admitted DTA                                            $        31,718   $        10,522  $        42,240
 Total DTL                                                              (7,210)          (10,522)         (17,732)
 -------------------------------------------------------------------------------------------------------------------
 Net admitted DTA                                              $        24,508   $             -  $        24,508
 ===================================================================================================================

 Non-admitted DTA                                              $        29,840   $        (5,330) $        24,510
 -------------------------------------------------------------------------------------------------------------------

The Company has met the necessary risk-based capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit DTAs pursuant to SSAP No. 10R. Such election was not available in 2008.

                                       31

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------

The Company recorded a change in admitted DTAs during 2009 as the result of its election to employ the provision of paragraph 10.e. of SSAP No. 10R as follows:

                                                                   Ordinary          Capital           Total
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                      $        (9,897)  $        (4,441) $       (14,338)
 Statutory valuation allowance                                                -                 -                -
 -------------------------------------------------------------------------------------------------------------------
 Adjusted gross deferred tax assets                                      (9,897)           (4,441)         (14,338)
 Gross deferred tax liabilities                                           6,563           (10,203)          (3,640)
 -------------------------------------------------------------------------------------------------------------------
 Net DTA/DTL before admissibility test                          $        (3,334)  $       (14,644) $       (17,978)
 ===================================================================================================================

 10.a.      Federal income taxes recoverable through loss
            carryback                                           $        (2,882)  $             -  $        (2,882)
 10.b.i.    Adjusted gross DTA expected to be realized in one
            year                                                              -                 -                -
 10.b.ii.   10% adjusted statutory capital and surplus limit                936                 -              936
            Admitted pursuant to 10.b. (lesser of i. or ii.)                  -                 -                -
 10.c.      Admitted pursuant to 10.c.                                   (6,563)           10,203            3,640
 10.e.i.    Adjusted admitted pursuant to 10.e.i.                         8,815                 -            8,815
 10.e.ii.a. Adjusted gross DTA expected to be realized in
            three years                                                       -                 -                -
 10.e.ii.b. 15% adjusted statutory capital and surplus limit            127,760                 -          127,760
            Additional admitted pursuant to 10.e.ii.                          -                 -                -
 10.e.iii.  Additional admitted pursuant to 10.e.iii.                         -                 -                -

 Change in total admitted DTA                                   $          (629)  $        10,203  $         9,574
 Change in total DTL                                                      6,563           (10,203)          (3,640)
 -------------------------------------------------------------------------------------------------------------------
 Change in net admitted DTA or DTL                              $         5,934   $             -  $         5,934
 ===================================================================================================================

 Change in non-admitted DTA                                     $        (9,268)  $       (14,644) $       (23,912)
 -------------------------------------------------------------------------------------------------------------------

The increase in non-admitted deferred tax assets was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2009, 2008 and 2007.

                                       32

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------

The following table provides the Company's assets,  capital and surplus, and RBC information  with the DTA calculated  under SSAP No. 10R paragraphs 10(a) to (c)
and the  additional  DTA  determined  under SSAP No. 10R  paragraph  10.e. as of
December 31, 2009:
                                                               SSAP No. 10R 10     SSAP No. 10R
                                                                  (a) to (c)           10.e.          Difference
 -------------------------------------------------------------------------------------------------------------------
 Admitted DTAs                                                  $        33,425   $        42,240  $         8,815
 Admitted assets                                                      6,520,640         6,529,455            8,815
 Statutory surplus                                                    1,240,181         1,248,996            8,815
 Total adjusted capital                                               1,293,685         1,302,500            8,815
 RBC authorized control level                                           119,810           120,997            1,187
 -------------------------------------------------------------------------------------------------------------------

Federal income taxes incurred at December 31 consist of the following major components:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Current federal income taxes
 Operations                                                    $        10,216   $        17,530  $        21,386
 Capital gains (losses)                                                 (9,131)          (28,627)          13,432
 Change in accounting principle                                            (55)                -                -
 Correction of error (see Note 20)                                           -                 -             (696)
 -------------------------------------------------------------------------------------------------------------------
                                                                         1,030           (11,097)          34,122
 Change in net deferred income taxes                                    13,745           (16,391)          (4,115)
 -------------------------------------------------------------------------------------------------------------------
     Total federal income taxes incurred                       $        14,775   $       (27,488) $        30,007
 ===================================================================================================================

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Income before federal income taxes and realized capital
   gains (losses)                                              $        62,076   $        18,346  $        76,365
 Net realized capital gains (losses) before federal income
   taxes and transfers to IMR                                           (5,972)         (107,127)          35,693
 Change in accounting principle                                           (158)                -                -
 Change in unauthorized reinsurance                                      1,854                 -                -
 Correction of error (see Note 20)                                           -                 -           (1,988)
 -------------------------------------------------------------------------------------------------------------------
 Total pretax income (loss)                                             57,800           (88,781)         110,070
 Change in non-admitted assets                                         (11,868)          (12,946)          (6,547)
 Tax exempt income                                                      (9,329)           (7,966)         (10,784)
 Nondeductible expenses                                                    932            (2,969)            (107)
 Other                                                                    (366)           (3,809)          (4,526)
 -------------------------------------------------------------------------------------------------------------------
                                                                        37,169          (116,471)          88,106
 Statutory tax rate                                                       0.35              0.35             0.35
 -------------------------------------------------------------------------------------------------------------------
                                                                        13,009           (40,765)          30,837
 Change in federal income tax reserve                                    2,355            13,729             (647)
 Tax credits                                                              (589)             (452)            (183)
 -------------------------------------------------------------------------------------------------------------------
       Total federal income taxes incurred                     $        14,775   $       (27,488) $        30,007
 ===================================================================================================================

                                       33

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                      2009              2008
 -------------------------------------------------------------------------------------------------------------------
 Deferred tax assets:
 Unrealized investment losses                                                    $         5,192  $         9,633
 Deferred policy acquisition costs                                                        17,552           17,510
 Future policy and contract benefits                                                      11,553           16,899
 Policyholder dividends                                                                    2,928            3,510
 Acacia Life Insurance Company distribution                                                1,633            2,026
 Pension and postretirement benefits                                                       7,380            9,517
 Non-admitted assets                                                                      16,842           18,285
 Net operating/net capital and credits                                                       353              449
 Other                                                                                     3,317            3,259
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                                                66,750           81,088
 -------------------------------------------------------------------------------------------------------------------
 Deferred tax liabilities:
 Unrealized investment gains                                                              11,822              849
 Acacia National Life Insurance Company inforce                                              480              807
 Other                                                                                     5,430           12,436
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax liabilities                                                           17,732           14,092
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                                                   49,018           66,996
 Less:  non-admitted deferred tax assets                                                  24,510           48,422
 -------------------------------------------------------------------------------------------------------------------
 Net admitted deferred tax asset                                                 $        24,508  $        18,574
 ===================================================================================================================

 Increase (decrease) in deferred tax assets non-admitted                         $       (23,912) $        32,690
 ===================================================================================================================

                                       34

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

4.  Income Taxes, (continued)
-----------------------------

The change in net deferred income taxes is comprised of the following:
                                                                          December 31
                                                                     2009             2008             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        66,750   $        81,088  $       (14,338)
 Gross deferred tax liabilities                                         17,732            14,092            3,640
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        49,018   $        66,996          (17,978)
 =================================================================================================
 Tax effect of unrealized gains                                                                             4,233
                                                                                                 -------------------
 Change in net deferred income tax                                                                $       (13,745)
                                                                                                 ===================

                                                                          December 31
                                                                     2008             2007             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        81,088   $        60,465  $        20,623
 Gross deferred tax liabilities                                         14,092            28,970          (14,878)
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        66,996   $        31,495           35,501
 =================================================================================================
 Tax effect of unrealized gains                                                                           (19,110)
                                                                                                 -------------------
 Change in net deferred income tax                                                                $        16,391
                                                                                                 ===================

                                                                          December 31
                                                                     2007             2006             Change
 -------------------------------------------------------------------------------------------------------------------
 Gross deferred tax assets                                     $        60,465   $        57,166  $         3,299
 Gross deferred tax liabilities                                         28,970            27,713            1,257
 -------------------------------------------------------------------------------------------------------------------
 Net deferred tax asset                                        $        31,495   $        29,453            2,042
 =================================================================================================
 Tax effect of unrealized gains                                                                             2,073
                                                                                                 -------------------
 Change in net deferred income tax                                                                $         4,115
                                                                                                 ===================

At December 31, 2009, the Company has a capital loss carry forward of $48 that will expire in 2011 and an alternative minimum tax credit carryover of $336.

The amount of federal income taxes incurred in preceding years, which is available for recoupment in the event of future net losses is as follows:

 Tax Year                                                          Ordinary          Capital           Total
 -------------------------------------------------------------------------------------------------------------------
 2007                                                          $        20,687   $        11,357  $        32,044
 2008                                                                        -                 -                -
 2009                                                                        -                 -                -
 -------------------------------------------------------------------------------------------------------------------
 Total                                                         $        20,687   $        11,357  $        32,044
 ===================================================================================================================

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties
--------------------------------------------------------------------------------

On December 15, 2009, the Department of Insurance and Securities Regulation of the District of Columbia approved Acacia Life becoming a wholly owned subsidiary of the Company. Acacia Life was transferred to the Company from AHC at the statutory equity value of the Acacia Life common stock of $324,730 at the valuation date of September 30, 2009.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
--------------------------------------------------------------------------------
(continued)
-----------

On April 17, 2009, the Ohio Department of Insurance approved UCL becoming a wholly owned subsidiary of the Company. On April 22, 2009, the Department approved the re-domestication of UCL from Ohio to Nebraska. Together, these two actions resulted in the reorganization of UCL as a Nebraska subsidiary of the Company whereby the statutory equity value of the UCL common stock of $127,357 was transferred to the Company at the valuation date of March 31, 2009. During 2009, the Company made the following cash contributions to UCL: $50,000 on April 23, 2009, $50,000 on June 16, 2009, and $25,000 on December 22, 2009.

The Company received cash in the amount of $149 and $2,640 on May 28, 2009 and December 2, 2008, respectively, from dividends declared by Pathmark Administrators, Inc. On May 27, 2009, Pathmark retired the common stock shares owned by the Company with a cash payment of $2,499. Pathmark was subsequently sold to an outside party on May 31, 2009 for $130. In 2008, included in the dividend amount was $2,074 recorded as a return of capital with the remainder recorded in net investment income.

On May 15, 2008, UCL issued a $25,000, 6.61% fixed to floating rate surplus note
(Note) to the Company as part of an intercompany surplus agreement. Interest accrued on the Note at a fixed annual rate of 6.61% from May 15, 2008 to May 14, 2013, and at an annual floating rate equal to the three month LIBOR plus 3.06% from June 2013 until the Note was paid in full. The note was to mature on May 15, 2048. However, on September 30, 2009, the Note was cancelled and reclassified as a capital contribution to UCL. Prior to cancellation of the Note, interest totaling $1,239 was received in 2009.

Upon the dissolution of LifeRe Corporation on November 7, 2007, the Company received consideration in the amount of $17 resulting in no realized capital gain or loss. Included in the book/adjusted carrying value of LifeRe Corporation was $8,813 of goodwill, which was released in 2007 upon the dissolution.

Effective June 30, 2007, the Company sold 100% of the outstanding common shares of AIA to the Company's parent, AHC, for $660 in cash resulting in a realized capital gain of $559. AIA subsequently changed its name to Summit. Summit is an advisor providing investment management services to all the insurance companies within UNIFI.

With the AMAL dissolution into the Company as of September 30, 2006, included in the book/adjusted carry value of AMAL was $21,711 of goodwill, which was released at that time. The Company received assets totaling $2,766 and liabilities of $40,856 (including $29,825 as disclosed in Note 6 - Borrowed Money and $10,000 related to a note with the Company, which was subsequently retired upon the dissolution).

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB. On December 20, 2009, the Company made an additional contribution of $3,698 as paid in capital to AFSB whereby the Company continues to own 14.79% of AFSB after this contribution.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds. During 2009, the remaining unamortized gain of $84 was recognized in net realized capital gains (losses).

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
--------------------------------------------------------------------------------
(continued)
-----------

Effective April 1, 2002, AVLIC (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia Life. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyholder approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia Life to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,079, $1,079 and $1,080 for the years ended December 31, 2009, 2008 and 2007, respectively.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2009, 2008 and 2007, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2009 and 2008, the Company redeemed 100,000 shares at $2,500.

The Company's variable life and annuity products are distributed through AIC. Policies placed generated commission expense of $13,565, $20,644 and $20,449 for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company has a variable insurance trust ("VIT"). The Company offers, in conjunction with First Ameritas, the VIT as an investment option to policyholders through their separate accounts. The Company had separate account investments of $312,614 and $312,164 in the VIT as of December 31, 2009 and 2008, respectively. First Ameritas had separate account investments of $167 and $187 in the VIT as of December 31, 2009 and 2008, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. ("CVS") and Summit Mutual Funds, Inc. ("SMF"), affiliates, to policyholders through the separate accounts. Separate account investments in the mutual funds offered through CVS and SMF were $612,059 and $430,322 as of December 31, 2009 and 2008, respectively.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                                      2009                        2008
 -------------------------------------------------------------------------------------------------------------------
 Ameritas Holding Company                                         $        (1,207)            $          (719)
 The Union Central Life Insurance Company                                  (7,077)                     (1,394)
 First Ameritas Life Insurance Corp. of New York                              989                         409
 Pathmark Administrators Inc.                                                   -                        (245)
 Ameritas Investment Corp.                                                    217                        (101)
 Summit Investment Advisors, Inc.                                             343                         408
 Acacia Life Insurance Company                                              2,229                       2,131
 Acacia Federal Savings Bank                                                   75                          13
 Acacia Financial Corporation                                                   2                           5
 Calvert Group Ltd.                                                           267                          35
 Summit Investment Partners, LLC                                               51                           -
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

5.  Information Concerning Parent, Subsidiaries, Affiliates and Related Parties,
--------------------------------------------------------------------------------
(continued)
-----------

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2009 and 2008, reducing the respective ceded allowance to $53 and $52 which is included as a reduction of reserves for life, accident and health policies. As a condition to assumption reinsurance, certain states have required the Company to remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $404 and $589 of additional reserves as of December 31, 2009 and 2008, respectively.

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $0, $364 and $271 received under administrative service agreements for the years ended December 31, 2009, 2008 and 2007, respectively. Reimbursements of $38,390, $17,241 and $12,490 for the years ended December 31, 2009, 2008 and 2007 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $3,059, $2,975 and $2,589 for the years ended December 31, 2009, 2008 and 2007, respectively.

6.  Borrowed Money
------------------

Effective September 1, 2006 the Company had an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and AFCO. These notes were issued by a 100% owned subsidiary, AMAL, during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes were payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carried a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The final payment was made by the Company on September 1, 2009, as required.

The Company has a $15,000 unsecured line of credit available at December 31, 2009. No balance was outstanding at any time during 2009 or 2008. The line of credit expires May 31, 2010.

7.  Benefit Plans
-----------------

Defined Benefit Plans
The Company participates in a non-contributory defined benefit plan (the Plan or the UNIFI Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia Life and the Plan was renamed the Ameritas Acacia Pension Plan (AHC
Plan). In 2008, the Union Central Employees Pension Plan merged into the AHC Plan and the Plan was renamed the UNIFI Pension Plan.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. The balance of the prefunded pension expense receivable was $15,990 at December 31, 2009 and 2008, and is a non-admitted asset.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------

Defined Benefit Plans, (continued)
The Company is charged its proportionate share of pension expense for its participation in the Plan based on the separate benefit formulas of the pre-merger plans. The Company incurred pension expense of $4,483, $2,992 and $3,103 in 2009, 2008 and 2007, respectively.

The Company also sponsors several non-qualified unfunded defined benefit pension plans where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and group annuity contracts with UCL which include investments in underlying separate accounts of the Company. The carrying value of the assets of the Plan were approximately $214,309 and $178,764 at December 31, 2009 and 2008, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by affiliates of AHC.

The following tables provide a reconciliation of the changes in the projected benefit obligation for the years ended December 31, 2009, 2008 and 2007, and a statement of the funded status as of the December 31 measurement date for the Company's non-qualified unfunded defined benefit plans:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Reconciliation in benefit obligation
     Benefit obligation at beginning of year                   $        13,319   $        14,768  $        12,881
     Service cost                                                           84               303              283
     Interest cost                                                         793               905              858
     Actuarial (gain)/loss                                                 777              (314)           1,435
     Special termination benefits                                            -                68                -
     Benefits paid                                                      (1,273)           (2,411)            (689)
 -------------------------------------------------------------------------------------------------------------------
     Benefit obligation at end of year                         $        13,700   $        13,319  $        14,768
 -------------------------------------------------------------------------------------------------------------------

                                                                     2009             2007              2007
 -------------------------------------------------------------------------------------------------------------------
 Funded status:
     Funded status at end of year                              $       (13,700)  $       (13,319) $       (14,768)
     Unrecognized net actuarial (gain)/loss                              1,964             1,250            2,073
     Unrecognized net transition asset                                       -                 -              (18)
     Unrecognized prior service cost                                         -                 -              129
 -------------------------------------------------------------------------------------------------------------------
     Accrued benefit cost                                      $       (11,736)  $       (12,069) $       (12,584)
 -------------------------------------------------------------------------------------------------------------------

The amount of the projected benefit obligation and accumulated benefit obligation for nonvested employees was $0 as of December 31, 2009 and 2008.

                                       39

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------

Defined Benefit Plans, (continued)
Net periodic benefit expense as of December 31 included the following components:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Service cost                                                  $            84   $           303  $           283
 Interest cost                                                             793               905              858
 Amount of recognized (gains)/losses                                        63               349              420
 Amount of prior service cost recognized                                     -               129               21
 Amortization of transition obligation                                       -                 -               (4)
 Special termination benefits                                                -               209                -
 -------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                                     $           940   $         1,895  $         1,578
 -------------------------------------------------------------------------------------------------------------------

The following expected benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                          Expected Pension
     Fiscal Year                                                                          Benefit Payments
 -------------------------------------------------------------------------------------------------------------------
     2010                                                                               $          1,272
     2011                                                                                          1,272
     2012                                                                                          1,272
     2013                                                                                          1,272
     2014                                                                                          1,272
     2015 - 2019                                                                                   6,183
 -------------------------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the projected benefit obligations are:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Assumptions as of December 31:
 Discount rate                                                       6.00%             6.25%            6.25%
 Expected compensation increase                                      5.00%             5.00%            5.00%
 -------------------------------------------------------------------------------------------------------------------

The assumptions used to determine net periodic benefit expense are:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Assumptions for the years ended December 31:
 Discount rate                                                       6.25%             6.25%            6.00%
 Expected compensation increase                                      5.00%             5.00%            5.00%
 -------------------------------------------------------------------------------------------------------------------

Information for pension plans with an accumulated  benefit  obligation in excess of plan assets as of the December 31 measurement date:
                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
     Projected benefit obligation                              $        13,700   $        13,319  $        14,768
     Accumulated benefit obligation                                     11,860            12,039           13,922
     Fair value of plan assets                                               -                 -                -
 -------------------------------------------------------------------------------------------------------------------

                                       40

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------

Defined Contribution Plans
The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant's compensation. In addition, for eligible employees who are not UNIFI Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $4,788, $4,749 and $4,230 in 2009, 2008 and 2007, respectively.

The defined contribution plans' assets also include investments in deposit administration contracts which included underlying investments in separate accounts of the Company and UCL. The carrying value of the defined contribution plans' assets invested in the separate accounts was approximately $336,334 and $274,498 at December 31, 2009 and 2008, respectively. At December 31, 2009 and
2008, $92,063 and $68,746 was invested in mutual funds which are advised by affiliates of AHC.

Postretirement Benefit Plans
Effective September 30, 2009, ALIC's postretirement benefit plan was merged with The Union Central Life Insurance Company's and Acacia Life Insurance Company's postretirement benefit plans into a single plan sponsored by AHC ("AHC
Postretirement Plan"). As a result of the merger, the postretirement benefit plan liability was de-recognized by the Company and transferred to AHC resulting in a $351 contribution, which was recorded in additional paid in capital on the Balance Sheets - Statutory Basis.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization
Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The postretirement benefit obligation and net periodic postretirement benefit cost in the financial statements and accompanying notes have reflected the effects of the Act on the Plan.

In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. In January 2005, the Center for
Medicare and Medicaid Services issued the final regulations for the Act including the determination of actuarial equivalence. The Company determined that its plans were actuarially equivalent. The Company qualified for and elected to receive the 28% federal subsidy on allowable gross prescription drug costs of qualified retirees. The Company received subsidy payments of $0, $20 and $77 in 2009, 2008 and 2007, respectively. The measures of benefit obligations and net periodic postretirement cost have reflected the effects of the Act.

While the postretirement benefit plans were merged, the separate benefit formulas of the pre-merger plans still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies.

                                       41

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------

Postretirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the postretirement benefit obligations and fair value of assets for the years ended
December 31, 2009, 2008 and 2007, and a statement of the funded status as of the December 31 measurement date of all years and reflect the merger into a single plan sponsored by AHC:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Reconciliation in benefit obligation
     Benefit obligation at beginning of year                   $         6,182   $         6,144  $         6,503
     Service cost                                                           38               123               71
     Interest cost                                                         109               362              368
     Plan participants' contributions                                        -               481              518
     Actuarial (gain)/loss                                                   -                12             (140)
     Federal subsidy receipts                                                -                20               77
     Benefits paid                                                           -              (960)          (1,253)
     Plan amendments                                                    (3,502)                -                -
     Plan merger                                                        (2,827)                -                -
 -------------------------------------------------------------------------------------------------------------------
     Benefit obligation at end of year                         $             -   $         6,182  $         6,144
 -------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------------
 Reconciliation of fair value of plan assets
     Fair value of plan assets at beginning of year            $         3,300   $         2,846  $         2,795
     Actual return on plan assets                                          117               143              139
     Employer contributions                                                  -               584              496
     Benefits paid                                                           -              (273)            (584)
     Plan merger                                                        (3,417)                -                -
 -------------------------------------------------------------------------------------------------------------------
     Fair value of plan assets at end of year                  $             -   $         3,300  $         2,846
 -------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------------
 Funded status
     Funded status at end of year                              $             -   $        (2,882) $        (3,298)
     Unrecognized net actuarial (gain)/loss                                  -             2,470            2,658
     Unrecognized prior service cost                                         -                 -               (1)
 -------------------------------------------------------------------------------------------------------------------
     Accrued benefit cost                                      $             -   $          (412) $          (641)
 -------------------------------------------------------------------------------------------------------------------

The amount of the postretirement obligation for nonvested employees was $0 and $1,529 at December 31, 2009 and 2008, respectively.

                                       42

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

7.  Benefit Plans, (continued)
------------------------------

Postretirement Benefit Plans, (continued)
Periodic postretirement medical expense included the following components:

                                                                             Years Ended December 31
 -------------------------------------------------------------------------------------------------------------------
                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Service cost                                                  $            38   $           123  $            71
 Interest cost                                                             109               362              368
 Expected return on plan assets                                           (140)             (149)            (148)
 Amortization of prior service cost                                       (156)                -                -
 Amortization of net loss                                                   88               206              219
 -------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                                     $           (61)  $           542  $           510
 -------------------------------------------------------------------------------------------------------------------

In addition, in the fourth quarter of 2009, the Company was credited $(101) of postretirement welfare expense for its participation in the merged AHC
Postretirement Plan.

The assumptions used in the measurement of the postretirement benefit obligations are:

                                                                             2009          2008          2007
 -------------------------------------------------------------------------------------------------------------------
 Assumptions as of December 31:
 Discount rate                                                                N/A           6.25%          6.25%
 Expected long term rate of return on plan assets                             N/A           6.00%          6.00%
 -------------------------------------------------------------------------------------------------------------------

The assumptions used to determine net periodic postretirement benefit costs are:
                                                                             2009          2008          2007
 -------------------------------------------------------------------------------------------------------------------
 Assumptions for the years ended December 31:
 Discount rate                                                                6.25%         6.25%         6.00%
 Expected long term rate of return on plan assets                             6.00%         6.00%         6.00%
 -------------------------------------------------------------------------------------------------------------------

The assumed health care cost trend rates as of December 31 were:
                                                                             2009          2008          2007
 -------------------------------------------------------------------------------------------------------------------
 Healthcare Cost Trend Rate Assumed for Next Year                             N/A           7.0%          8.0%
 Rate to which the Cost Trend Rate is Assumed to Decline (Ultimate
    Trend Rate)                                                               N/A           5.0%          5.0%
 Year the Rate Reaches the Ultimate Trend Rate                                N/A          2011          2011
 -------------------------------------------------------------------------------------------------------------------

Information for postretirement plans with an accumulated benefit obligation in excess of plan assets as of the December 31 measurement date:
                                                                             Years Ended December 31
 -------------------------------------------------------------------------------------------------------------------
                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Projected benefit obligation                                  $             -   $         6,182  $         6,144
 Accumulated benefit obligation                                              -             6,182            6,144
 Fair value of plan assets                                                   -             3,300            2,846
 -------------------------------------------------------------------------------------------------------------------

                                       43

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

 8. Dividend Restrictions and Surplus
 ------------------------------------

 The Company is subject to regulation by the Department, restricts the advancement of funds to parent and affi which companies as well as the amount of dividends that may bliated without prior approval. Dividend payments by the Company,e paid aggregated with all other dividends in the preceding 12 m when cannot exceed the greater of 10% of surplus as of the preonths, year-end or the statutory net gain from operations foceding previous calendar year, without prior approval fror the Department. Based on this limitation, the Company would bm the to pay $123,350 in dividends after December 15, 2010, we able prior approval. The Company paid ordinary dividends of $2ithout $87,000 and $0 to AHC, its' parent, in 2009, 2008 and 5,000, respectively. Additionally due to the merger with LifeRe 2007, Company paid stock dividends of $500 in 2007. , the

 Unassigned surplus represents the undistributed and unapprop amount of surplus at the statement date. The cumulative riated related to the portion of unassigned surplus representeffect reduced by each of the following items as of
 December 31: ed or
                                                                       2009            2008            2007
 -------------------------------------------------------------------------------------------------------------------
 Unrealized gains on investments, net of taxes                 $        81,231   $        17,492  $        44,213
   of $5,198, $965 and $20,075
 Nonadmitted asset values                                              (72,630)         (104,122)         (55,027)
 Asset valuation reserves                                              (27,106)           (4,995)         (68,603)
 Liability for reinsurance in unauthorized companies                         -            (1,854)             (26)
 -------------------------------------------------------------------------------------------------------------------

9.  Commitments and Contingencies
---------------------------------

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $667 and $773 as of December 31, 2009 and 2008, respectively, and estimated recoveries from premium taxes included in other admitted assets of $591 and $690 as of December 31, 2009 and 2008, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

Securities commitments of $36,086 and $32,003 and mortgage loan and real estate commitments of $25,133 and $38,954 were outstanding for investments to be purchased in subsequent years as of December 31, 2009 and 2008, respectively.
Low income housing tax credit property investment commitments were $671 and $3,030 as of December 31, 2009 and 2008, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

                                       44

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

9.  Commitments and Contingencies, (continued)
----------------------------------------------

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The
Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards
Association, an organization which advocates ethical market conduct.

In 2006, the Company entered into an agreement with the FHLB, to enhance investment yields through investment spread strategies and to resolve emergency liquidity needs, if a future need for immediate liquidity would arise. The agreement provides for fixed rate long term advances (lines of credit) up to $20,000 to the Company in return for the purchase of membership stock equal to $1,000. Since 2006, the Company has purchased $3,602 of additional stock as part of this agreement. As of December 31, 2009 and 2008, the Company had issued
$100,000 and $100,000, respectively, of funding agreements with the FHLB.
Additional funding of $20,000 is available to the Company. The related reserves are reported in deposit-type funds on the Balance Sheets - Statutory Basis of $100,024 and $100,238 as of December 31, 2009 and 2008, respectively. There is
$103,824 and $118,167 of collateral pledged at December 31, 2009 and 2008, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy.

10. Gain or Loss to the Reporting Entity from Uninsured Accident and Health
----------------------------------------------------------------------------
Plans
-----

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:
                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Net reimbursement for administrative expenses (including       $         4,383  $         4,255  $         3,226
   administrative fees) in excess of actual expenses
 Total net other income (expense) (including interest paid to
   or received from ASO uninsured plans)                                      -                -                -
 -------------------------------------------------------------------------------------------------------------------
 Net gain from operations                                       $         4,383  $         4,255  $         3,226
 -------------------------------------------------------------------------------------------------------------------

 Total claim payment volume                                     $        94,523  $        93,914  $        82,943
 -------------------------------------------------------------------------------------------------------------------

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

                                       45

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

10. Gain or Loss to the Reporting Entity from Uninsured Accident and Health
---------------------------------------------------------------------------
Plans, (continued)
------------------

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of
Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:
                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------
 Gross reimbursement for medical cost incurred                 $         6,626   $           648  $           543
 Other income or expenses (including interest paid
   to or received from plans)                                                6                41               35
 Gross expenses incurred (claims and administrative)                     4,258               682              571
 -------------------------------------------------------------------------------------------------------------------
 Net gain from operations                                      $         2,374   $             7  $             7
 ===================================================================================================================

11.  Other Items
----------------

Troubled Debt Restructuring
The Company has long-term bond holdings with restructured terms. The bond holdings were exchanged for other securities of equal value, whereby the Company recorded no realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $7,273 and $8,792 at December 31, 2009 and 2008, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $5,135 and $1,952 at December 31, 2009 and 2008, respectively, in accounts receivable for uninsured plans and included with other admitted assets on the Balance Sheets - Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

12. Leases
----------

The Company has several noncancellable operating leases for office space and equipment. Rental expense during 2009, 2008 and 2007 for operating leases was $1,787, $508 and $628, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2009:

 -------------------------------------------------------------------------------------------------------------------
     2010                                                                                $        1,701
     2011                                                                                         1,281
     2012                                                                                           950
     2013                                                                                           409
     2014 and thereafter                                                                          1,448
 -------------------------------------------------------------------------------------------------------------------
                                                                                         $        5,789
 -------------------------------------------------------------------------------------------------------------------

13.  Reinsurance
----------------

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with First Ameritas, Acacia Life, and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                  Years Ended December 31
                                                                        --------------------------------------------
                                                                             2009           2008          2007
 -------------------------------------------------------------------------------------------------------------------
 Premium Income:
   Assumed (related party $102, $102 and $80
     in 2009, 2008 and 2007)                                             $     55,213   $     49,678  $     56,885
   Ceded (related party $2,092, $2,097 and $2,125
     in 2009, 2008 and 2007)                                                   26,096         31,759        29,233
 Benefits To Policyholders:
   Assumed (related party $0, $0 and $214 in
     2009, 2008 and 2007)                                                      56,379         48,137        47,418
   Ceded (related party $1,889, $702 and $1,588 in
     2009, 2008 and 2007)                                                      30,211         22,146        18,115
 Policy Reserves:
   Assumed (related party $37 and $38 in 2009 and 2008)                           264            172           N/A
   Ceded (related party $1,088 and $1,091 in 2009 and 2008)                    64,299         67,863           N/A
 -------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

14.  Changes in Unpaid Claims and Claim Adjustment Expenses
-----------------------------------------------------------

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported within reserves for unpaid claims is summarized as follows:

                                                                     2009             2008              2007
 -------------------------------------------------------------------------------------------------------------------

 Balance at January 1                                          $        34,033   $        32,355  $        33,359
 Less reinsurance reserves                                              (7,803)           (6,487)          (8,776)
 -------------------------------------------------------------------------------------------------------------------
 Net balance at January 1                                               26,230            25,868           24,583
 -------------------------------------------------------------------------------------------------------------------

 Incurred related to:
     Current year                                                      395,151           362,372          328,784
     Prior year                                                         (3,284)           (4,951)          (5,123)
 -------------------------------------------------------------------------------------------------------------------
         Total incurred                                                391,867           357,421          323,661
 -------------------------------------------------------------------------------------------------------------------

 Paid related to:
     Current year                                                      367,003           336,143          302,903
     Prior year                                                         22,946            20,916           19,473
 -------------------------------------------------------------------------------------------------------------------
         Total paid                                                    389,949           357,059          322,376
 -------------------------------------------------------------------------------------------------------------------

 Net balance at December 31                                             28,148            26,230           25,868
 Plus reinsurance reserves                                               9,495             7,803            6,487
 -------------------------------------------------------------------------------------------------------------------
 Total reserve for unpaid claims                               $        37,643   $        34,033  $        32,355
 ===================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $3,284, $4,951 and $5,123 for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company paid assumed reinsurance claims of $54,644, $46,541 and $49,224 and incurred assumed reinsurance claims of $56,336, $47,854 and $46,929 for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company paid ceded reinsurance claims of $530, $532 and $549, and incurred ceded reinsurance claims of $531, $528 and $537 for the years ended December 31, 2009, 2008 and 2007, respectively.

15.  Policy Reserves
--------------------

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

As of December 31, 2009 and 2008, respectively, the Company had $1,644,877 and $1,456,255 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $15,687 and $16,891 at December 31, 2009 and 2008, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

16.  Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal
----------------------------------------------------------------------
Characteristics
---------------

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2009
                                                                                ------------------------------------
                                                                                     Amount          % of Total
 -------------------------------------------------------------------------------------------------------------------
 Subject to discretionary withdrawal:
   With fair value adjustment                                                    $       689,552         17.8%
   At book value less current surrender charge of 5% or more                              62,166          1.6%
   At fair value                                                                       2,653,289         68.5%
 -------------------------------------------------------------------------------------------------------------------
 Total with adjustment or at fair value                                                3,405,007         87.9%
   At book value without adjustment  (minimal or no charge)                              415,614         10.7%
 Not subject to discretionary withdrawal                                                  55,807          1.4%
 -------------------------------------------------------------------------------------------------------------------
 Total gross                                                                           3,876,428        100.0%
 Reinsurance ceded                                                                        (1,140)
 -------------------------------------------------------------------------------------------------
 Total Net                                                                       $     3,875,288
 =================================================================================================

                                                                                               2008
                                                                                ------------------------------------
                                                                                     Amount          % of Total
 -------------------------------------------------------------------------------------------------------------------
 Subject to discretionary withdrawal:
   With fair value adjustment                                                    $       620,185         19.7%
   At book value less current surrender charge of 5% or more                              69,510          2.2%
   At fair value                                                                       1,955,662         62.2%
 -------------------------------------------------------------------------------------------------------------------
 Total with adjustment or at fair value                                                2,645,357         84.1%
   At book value without adjustment  (minimal or no charge)                              409,788         13.0%
 Not subject to discretionary withdrawal                                                  91,847          2.9%
 -------------------------------------------------------------------------------------------------------------------
 Total gross                                                                           3,146,992        100.0%
 Reinsurance ceded                                                                        (2,739)
 -------------------------------------------------------------------------------------------------
 Total Net                                                                       $     3,144,253
 =================================================================================================

                                       49

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

16.  Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal
----------------------------------------------------------------------
Characteristics, (continued)
----------------------------

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual
Statement, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets - Statutory Basis as of December 31:

                                                                                      2009              2008
 -------------------------------------------------------------------------------------------------------------------
 Life and Accident and Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)                                       $     1,013,777  $       980,638
 Exhibit 5, Supplementary Contracts with Life Contingencies Section,
   Total (net)                                                                            10,494           10,520
 Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                    197,409          197,433
 -------------------------------------------------------------------------------------------------------------------
                                                                                       1,221,680        1,188,591
 Separate Accounts Annual Statement:
 Exhibit 3, Line 0299999, Column 2                                                     2,653,608        1,955,662
 -------------------------------------------------------------------------------------------------------------------
 Total                                                                           $     3,875,288  $     3,144,253
 ===================================================================================================================

17.  Premium and Annuity Considerations Deferred and Uncollected
----------------------------------------------------------------

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                               2009                      2008                      2007
                                    --------------------------------------------------------------------------------
                                                    Net of                    Net of                     Net of
               Type                      Gross      Loading        Gross      Loading        Gross       Loading
 -------------------------------------------------------------------------------------------------------------------
 Ordinary new business               $        11  $        11  $         1  $         1  $        23   $        20
 Ordinary renewal                          3,116        2,621        5,313        4,913        4,838         4,430
 -------------------------------------------------------------------------------------------------------------------
 Totals                              $     3,127  $     2,632  $     5,314  $     4,914  $     4,861   $     4,450
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

18.  Separate Accounts
----------------------

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                         2009            2008            2007
 -------------------------------------------------------------------------------------------------------------------
 For the years ended December 31:
     Premiums, considerations or deposits                           $      548,301  $      602,252  $      480,315
 -------------------------------------------------------------------------------------------------------------------
 At December 31:
 Reserves by valuation basis
     Fair value                                                     $    3,186,316  $    2,389,646
 ===================================================================================================

 Reserves by withdrawal characteristic:
 Subject to discretionary withdrawal
     At book value without fair value adjustment and with
      current surrender charge of 5% or more                        $            -  $            -
     At fair value                                                       3,185,997       2,389,646
     At book value without adjustment (minimal or no charge)                     -               -
 ---------------------------------------------------------------------------------------------------
 Sub-total                                                          $    3,185,997  $    2,389,646
 Not subject to discretionary withdrawal                                       319               -
 ---------------------------------------------------------------------------------------------------
 Total                                                              $    3,186,316  $    2,389,646
 ===================================================================================================

 -------------------------------------------------------------------------------------------------------------------
 Reconciliation of net transfers to (from) separate accounts at December 31:
 Transfers as reported in the summary of operations
   and changes in surplus of the separate accounts
   annual statement:
     Transfers to separate accounts                                  $      548,301 $      602,252  $      480,315
     Transfers from separate accounts                                      (422,190)      (512,423)       (447,861)
 -------------------------------------------------------------------------------------------------------------------
     Net transfers to separate accounts                                     126,111         89,829          32,454
 Reconciling adjustments                                                          2              2               -
 -------------------------------------------------------------------------------------------------------------------
 Net transfers as reported in the Summary of Operations and
   Changes in Capital and Surplus - Statutory Basis of the
   Company                                                           $      126,113 $       89,831  $       32,454
 ===================================================================================================================

                                       51

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

19.  Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and
------------------------------------------------------------------------------
Equity
------

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Department. These practices differ from accounting principles generally accepted in the United States of America (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                        2009            2008            2007
 -------------------------------------------------------------------------------------------------------------------
 Statutory net income (loss) as reported                            $       49,926  $      (71,982) $       77,195
 Insurance reserves                                                        (15,349)         48,357           3,751
 Deferred policy acquisition costs                                            (915)        (21,574)         (4,196)
 Deferred income taxes and other tax reclassifications                     (11,918)         15,090              (7)
 Statutory investment reserves                                               4,858          (5,781)           (463)
 Goodwill amortization                                                       1,079           1,079           1,080
 Income related to investments                                              17,238         (38,287)          6,098
 Earnings of subsidiaries                                                   66,184             (36)          4,887
 Other                                                                       2,449             363            (867)
 -------------------------------------------------------------------------------------------------------------------
 GAAP net income (loss)                                             $      113,552  $      (72,771) $       87,478
 ===================================================================================================================

                                                                         2009            2008            2007
 -------------------------------------------------------------------------------------------------------------------
 Statutory surplus as reported                                      $    1,248,996  $      710,625  $      878,120
 Insurance reserves                                                        (85,722)        (56,443)       (104,391)
 Deferred policy acquisition costs                                         236,134         251,153         262,741
 Deferred income taxes                                                     (90,372)        (30,828)        (58,652)
 Valuation of investments                                                   58,351        (120,854)         (5,545)
 Statutory investment reserves                                              28,506           1,537          70,926
 Goodwill                                                                    2,984          (3,508)         (4,587)
 Subsidiary equity                                                         562,168          13,127          13,065
 Statutory non-admitted assets                                              72,630         104,122          55,027
 Post retirement and pension benefit obligations                               294         (38,544)        (21,490)
 Other                                                                      (2,264)         (2,226)         (6,427)
 -------------------------------------------------------------------------------------------------------------------
 GAAP equity                                                        $    2,031,705  $      828,161  $    1,078,787
 ===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes To Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

20.  Correction of Errors and Reconciliation to Annual Statement
----------------------------------------------------------------

The accompany statutory basis financial statements for December 31, 2009 differ from amounts reported in the Company's annual statement statutory filing with the Department. Subsequent to filing the annual statement, the Company's management determined that there was an error in the calculation of the VA CARVM reserves on variable annuity products of $15,132.

As a result of the error, the following table provides a summary and the reconciliation between the annual statement statutory filing and the accompanying 2009 statutory basis financial statements:

                                                                    Annual         Correction of      Financial
                                                                   Statement         an Error         Statement
 -------------------------------------------------------------------------------------------------------------------
 December 31, 2009
    Federal income taxes recoverable - affiliates               $       24,154     $        (686)  $       23,468
    Net deferred tax asset                                              25,954            (1,446)          24,508
       Total admitted assets                                         6,531,587            (2,132)       6,529,455
    Reserves for life, accident and health policies                  1,743,510           (15,132)       1,728,378
       Total liabilities                                             5,295,591           (15,132)       5,280,459
    Special surplus funds - additional deferred tax asset                9,779              (964)           8,815
    Unassigned surplus                                                 766,279            13,964          780,243
       Total capital and surplus                                     1,235,996            13,000        1,248,996
 -------------------------------------------------------------------------------------------------------------------
 For the year ended December 31, 2009
    Change in reserves for life, accident and health
     policies                                                   $       42,642     $     (15,132)  $       27,510
    Federal income tax expense                                           9,530               686           10,216
       Net income                                                       35,460            14,446           49,926
    Special surplus funds - additional deferred tax asset                9,779              (964)           8,815
    Change in net deferred income taxes                                 (9,134)           (4,611)         (13,745)
    Change in non-admitted assets                                       18,548             4,129           22,677
       Total capital and surplus                                     1,235,996            13,000        1,248,996
 -------------------------------------------------------------------------------------------------------------------

Subsequent to the issuance of the Company's 2006 statutory financial statements, the Company's management determined that there was an error in the calculation of reinsurance assumed reserves and reinsurance ceded premium income on term life products with one reinsurer. As a result, unassigned surplus and net income as reported in the Company's statutory basis financial statements and its statutory filing with the Department at December 31, 2006 were overstated by $1,292, net of taxes of $696. As the amount is not material to the prior year financial statements, in accordance with SSAP No. 3, "Accounting Changes and Corrections of Errors", it is recorded in unassigned surplus during the year ended December 31, 2007.

21.  Subsequent Event
---------------------

The Company has evaluated events subsequent to December 31, 2009 and through April 8, 2010, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

PART C

                                OTHER INFORMATION
                                -----------------

     Item 26.     Exhibits

     Exhibit
     Number                Description of Exhibit
     -------               ----------------------
     (a) Board of Directors Resolution of Ameritas Life Insurance Corp. Authorizing Establishing the Separate Account. (1)
     (b)  Custodian Agreements. Not Applicable.
     (c)  (1)  Principal Underwriting Agreement. (2)
          (2)  Selling Agreement. (3)
     (d)  Form of Policy. (1)
     (e)  Form of Application. (1)
     (f) Articles of Incorporation of Ameritas Life Insurance Corp. (1) Bylaws of Ameritas Life Insurance Corp. (5)
     (g)  Reinsurance Agreement. Not Applicable.
     (h)  Participation Agreements:
          (1)  American Century Investments. (6)
          (2)  Calvert Variable Products, Inc. (7)
          (3)  Calvert Variable Series, Inc. (4)
          (4)  DWS Variable Series I and II. (7)
          (5)  Fidelity Variable Insurance Products Funds. (7)
          (6)  Franklin Templeton Variable Insurance Products Trust. (4)
          (7)  Invesco Variable Insurance Funds. (4)
          (8)  MFS Variable Insurance Trust. (8)
          (9)  PIMCO Variable Insurance Trust. (7)
          (10) Rydex Variable Trust. (9)
          (11) T. Rowe Price Equity Series, Inc. (6)
          (12) Third Avenue Variable Series Trust. (4)
          (13) The Universal Institutional Funds, Inc. (Morgan Stanley). (8)
          (14) Vanguard Variable Insurance Funds. (4)
     (i)  Administrative Contract. (10)
     (j)  Other Material Contracts: Powers of Attorney. (7)
     (k)  Legal Opinion.
     (l)  Actuarial Opinion. Not applicable.
     (m)  Calculation. Not applicable.
     (n) Consents of Independent Auditors and Independent Registered Public Accounting Firm.
     (o)  No financial statements are omitted from Item 24.
     (p)  Initial Capital Agreements. Not applicable.
     (q) Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii). (7)

Footnotes:
1 Incorporated by reference to Post-Effective Amendment No. 4 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on April 6, 1998, EX-99.1(1), EX 99.1.(5)(a), EX-99.1.(10),
     EX-99.1(6)(A).
2 Incorporated by reference to Ameritas Variable Separate account VA-2 Form N-4 Post-Effective Amendments Nos. 9 and 12 to Registration Statement No. 333-142483 submitted to the SEC on October 30, 2009 and April 23, 2010, respectively, EX-99.C.
3 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
4 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Registration Statement No. 333-151912 submitted to the SEC on June 25, 2008, EX-99.H.1-6.
5 Incorporated by reference to Post-Effective Amendment No. 5 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on February 26, 1999, EX-99.1(6)(B).
6 Incorporated by reference to the initial Registration Statement on Form N-6 Registration Statement No. 333-151913 submitted to the SEC for Ameritas Variable Separate Account V on June 25, 2008, EX-99.H.2 and .5.
7 Incorporated by reference to Post Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-151912, filed on November 12, 2008, EX-99.H.1-4, J and Q.
8 Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 6, 1996, EX-99A8c, EX-99.A8D.
9 Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No.333-76359, filed on June 11, 1999, EX-99.1.(8)(C).
10 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142485, filed on July 23, 2008, EX-99.H.

Item 27.      Directors and Officers of the Depositor

           Name and Principal
           Business Address *               Position and Offices with Depositor
           ------------------               -----------------------------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           Bert A. Getz                     Director
           Tonn M. Ostergard                Director
           Kim M. Robak                     Director
           Paul C. Schorr, IV               Director
           Winston J. Wade                  Director
           Steven J. Valerius               President, Individual Division
           Kurt Y. Allen                    Senior Vice President & Chief Marketing Officer, Individual &
                                            Retirement Plans
           Robert C. Barth                  Senior Vice President & Chief Financial Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Salene M. Hitchcock-Gear         Senior Vice President, Retirement Plans
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert P. Kocher                 Senior Vice President, Retirement Income and Business Development
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President and Corporate Treasurer
           James M. Mikus                   Senior Vice President and Chief Investment Officer
           Kevin W. O'Toole                 Senior Vice President
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Kenneth L. VanCleave             President, Group Division
           Paul G. Wesling                  Senior Vice President, Individual Operations

*    Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 28.        Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)                            Principal Business
-------------------------------------------                            ------------------

UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company

     Ameritas Holding Company (NE).....................................stock insurance holding company

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Acacia Life Insurance Company (DC).......................life insurance company
                  Acacia Financial Corporation (MD)....................holding company
                      Acacia Federal Savings Bank (DE).................federally chartered bank owned by Acacia
                                                                       Financial Corporation (85.21%) and
                                                                       Ameritas Life Insurance Corp. (14.79%)
                           Acacia Service Corp. (VA)...................deposit solicitation
                      Calvert Group, Ltd. (DE).........................holding company
                          Calvert Asset Management Company, Inc. (DE)..asset management services
                          Calvert Shareholder Services, Inc. (DE)......administrative services
                          Calvert Administrative Services Company (DE).administrative services
                          Calvert Distributors, Inc. (DE)..............broker-dealer
                  Griffin Realty LLC (VA)..............................real estate investment company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by Ameritas Life Insurance
                                                                       Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              The Union Central Life Insurance Company (NE)............life insurance company
                  Union Central Mortgage Funding, Inc. (OH)            mortgage loan and servicing
                  PBRA, Inc. (CA)                                      holding company
                      PRB Administrators, Inc. (DE)....................pension administration services
                  Summit Investment Partners, Inc. (OH)................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 29.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      Principal Underwriter

(a) Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable life insurance policies issued through Ameritas Life Insurance Corp. Separate Account LLVL, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA. AIC also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, First Ameritas Variable Life Separate Account, and Carillon Life Account and for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, First Ameritas Variable Annuity Separate Account, and Carillon Account.

(b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

     Name and Principal           Positions and Offices
     Business Address             With Underwriter
     ----------------             ----------------
     William W. Lester*           Director, Chair, Vice President & Treasurer
     Salene Hitchcock-Gear*       Director, President & Chief Executive Officer
     Robert C. Barth*             Director
     Kent M. Campbell**           Director
     Robert P. Kocher*            Director
     Billie B. Beavers***         Senior Vice President
     Cheryl L. Heilman*           Vice President, Chief Operating Officer
     Robert G. Lange*             Vice President, Secretary, & General Counsel
     Bruce D. Lefler***           Senior Vice President - Public Finance
     Gregory C. Sernett*          Vice President, Chief Compliance Officer,
                                  and Assistant Secretary

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

(c) Compensation From the Registrant.
          (1)                          (2)                     (3)                     (4)               (5)
                                                         Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                 Commissions          Deferred Sales Load          Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                  $12,461                   $0                       $0              $57,861

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31.  Location of Accounts and Records

         The Books, records and other documents required to be maintained by
         Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.


Item 32.  Management Services

         There are no additional management services contracts that are not discussed in Part A or B of the registration statement.


Item 33.  Fee Representation

          Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 2 to Registration Statement Number 333-151912 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 20th day of April, 2010.


                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant

                                        AMERITAS LIFE INSURANCE CORP., Depositor



                                                By:      JoAnn M. Martin*
                                                   ----------------------------
                                                       Chair of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 20, 2010.

     SIGNATURE                          TITLE
     ---------                          -----
     JoAnn M. Martin *                  Director, Chair, President & Chief Executive Officer
     James P. Abel *                    Director
     Bert A. Getz *                     Director
     Tonn M. Ostergard *                Director
     Kim M. Robak **                    Director
     Paul C. Schorr, IV **              Director
     Winston J. Wade *                  Director
     Steven J. Valerius **              President, Individual Division
     Robert C. Barth *                  Senior Vice President, & Chief Financial Officer
     Jan M. Connolly*                   Senior Vice President & Corporate Secretary
     William W. Lester *                Senior Vice President and Corporate Treasurer

     /s/Robert G. Lange
     ------------------
     Robert G. Lange                    Vice President, General Counsel & Assistant Secretary

* Signed by Robert G. Lange under Powers of Attorney executed effective as of August 27, 2008. Incorporated by reference to Ameritas Life Insurance Corp.
     Separate Account LLVL Form N-6 Pre Effective Amendment No. 1 to
     Registration No. 333-151912, filed November 12, 2008.

** Signed by Robert G. Lange under Powers of Attorney executed effective as of June 15, 2009 and filed herein.

                                  Exhibit Index
                                  -------------
     Exhibit
     -------

     (j)  Other Material Contracts: Powers of Attorney.

     (k)  Legal Opinion of Robert G. Lange

     (n) Consents of Independent Auditors and Independent Registered Public Accounting Firm